UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM Developing World Equity Fund Investor Class Shares – WCMUX Institutional Class Shares – WCMDX

WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM International Equity Fund Investor Class Shares – WESGX Institutional Class Shares – WCMMX

WCM Focused Global Growth Fund Investor Class Shares – WFGGX Institutional Class Shares – WCMGX	WCM Focused International Value Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX

WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX

WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Mid Cap Quality Value Fund Investor Class Shares – WMIDX Institutional Class Shares – WCMAX

WCM SMID Quality Value Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX	WCM Focused Emerging Markets ex China Fund Investor Class Shares – WCFEX Institutional Class Shares – WCMWX

WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX	WCM Quality Dividend Growth Fund Investor Class Shares – WQDGX Institutional Class Shares – WCMYX

ANNUAL REPORT

DECEMBER 31, 2023

WCM Funds

Each a series of Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance	14
Schedules of Investments	35
Statements of Assets and Liabilities	86
Statements of Operations	95
Statements of Changes in Net Assets	100
Financial Highlights	114
Notes to Financial Statements	141
Report of Independent Registered Public Accounting Firm	170
Supplemental Information	172
Expense Examples	189

This report and the financial statements contained herein are provided for the general information of the shareholders of the WCM Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus.

www.wcminvestfunds.com

281 Brooks Street Laguna Beach California 92651 949.380.0200 wcminvest.com

Dear Fellow Shareholders,

We believe that understanding (and periodically reviewing) the “how” and the “why” behind our investment approach serves the valuable function of guarding our temperament in the face of all the noise and volatility that “the market” throws at us over time. To that end, and as is our habit, we are again starting this annual report by laying out some broad principles that aim to give you the basics of our philosophy, goals, strategies, and limitations.

It starts with our philosophical underpinnings. First and foremost is the idea that to achieve a different result than the benchmark (and everyone else), you absolutely have to do something different. This may seem obvious, but surprisingly few are willing to take the career risk to go there.

Second, we observe that the best investors in history (among whom we aspire to be counted) think long term and partner with great businesses. Long-term thinking also means paying attention to where the world is going, recognizing that great people are critical to long-term success, and minimizing portfolio turnover.

Third, we are convinced that success—whether great investments, great businesses, or otherwise—is most often the result of recognizing and capitalizing on the few big ideas that primarily drive the opportunity. Said negatively, more and more data does not always lead to better investment decisions. As evidence, ask yourself if the giant Wall Street firms with their armies of analysts are not counted among the best investors in history.

Fourth, managing to wealth preservation—losing less in the down periods (not every time, but over time)—is perhaps the surest path to long-term outperformance. Our shorthand is “winning by not losing.”

So, how does all that play out in the portfolios?

First is how it impacts portfolio construction. Philosophical underpinning #1— thinking differently about building our global growth portfolios—drives us to a focused, best ideas approach. If you believe you have a stock selection edge (see below), it makes no sense to dilute the portfolio with lower-conviction holdings.

Philosophical underpinning #2 is what drives us to partner with great businesses for the long run. And in that partnering is philosophical underpinning #3—keep it simple—that motivates our “bottom-up” quest to find “our” type of company, those that satisfy three simple requirements: a) they are on the threshold of a long growth runway, b) they exhibit a strengthening competitive advantage, and c) they possess and nurture a healthy culture that is aligned with, and propels, that competitive advantage. Consequently, our portfolios, almost by definition, display two distinctions. First, our holdings tend to be high quality, historically profitable businesses. Second, the portfolios have a bias toward healthcare, technology, consumer, and niche industrials, simply because there are many more of “our” types of companies among those sectors.

These two ideas, a focused portfolio and quality businesses in growth sectors, translate to a portfolio construction difference that, in our opinion, explains a good portion of our funds’ historical excess return.

In fact, we refer to this as our “structural advantage.” It’s based on our belief that growing global consumer prosperity – which advances in fits and starts – means that these growth sectors have become and will continue to become larger weights in those global benchmarks. It’s simply the idea that wealthier consumers will do just what you’d think: spend more on consumer goods, technology, and healthcare. That’s where the growth is most likely to be, and that trend provides a natural, long-term tailwind (advantage) to our portfolio strategies.

Most importantly, all four of our philosophical underpinnings support and inform our primary distinction: stock selection. The essential elements here are principally two: 1) competitive advantage (“moat”) dynamics (improving? deteriorating?), and 2) the role corporate culture plays in sustaining and strengthening that moat.

Finally, and with due respect to valuation, a portfolio of these competitively advantaged businesses is built using thoughtful, multi-factor diversification. We believe this process gives us the best chance of achieving our objective: long-term capital appreciation.

With that foundation laid, here is some context for the period 1 January through 31 December 2023.

The dawn of 2023 brought promising developments from China as the government announced the conclusion of its stringent "Zero-COVID" policy, a measure that had previously posed challenges for both the Chinese consumer and global trade. The impact was particularly pronounced in the luxury goods sector, where a surge in demand was unleashed, marking a shift from pent-up consumer interest. Simultaneously, global businesses continued the trend of de-globalization, actively seeking alternative manufacturing locations to safeguard the resilience of their supply chains.

In the technology and healthcare sectors, two significant global trends emerged. From a technological standpoint, the introduction of OpenAI's GPT-4 propelled artificial intelligence into the spotlight, revitalizing a previously stagnant semiconductor cycle. This prompted increased investor enthusiasm for generative AI, benefitting major tech players. The likes of Alphabet, Amazon, Apple, Meta, Microsoft, Nvidia, and Tesla—referred to as the "Magnificent Seven"—emerged as top choices for investors seeking exposure to this technological surge. This group's dominance in supplying AI models, or the infrastructure powering them, significantly influenced both US and global index returns.

In healthcare, specific advancements stood out. The discovery of Glucagon-like-peptide-1 (GLP-1) proved highly effective in managing glucose levels among diabetes patients, offering an additional positive outcome of weight loss. This breakthrough in GLP-1 drugs by Novo Nordisk and Eli Lilly reverberated throughout the healthcare system, generating positive global health expectations while adversely affecting businesses catering to areas like cardiovascular machines, sleep apnea solutions, prosthetic devices, and even fast-food giants.

On the financials front, the sector encountered a mini banking crisis. Silvergate Bank's voluntary liquidation, a deposit run leading to the failure of Silicon Valley Bank, and the weakened state of First Republic Bank culminating in its acquisition by JP Morgan Chase, marked significant events. These occurrences coincided with the latest interest rate hike, declining inflation, and a temporary resolution to the Debt Ceiling increase.

While the cocktail of issues last year impacting markets was unique, it is typical to see markets react (overreact?) swiftly and significantly in response to change. Regardless of headlines and market moving events, we find it helpful to focus on a steady temperament, maintain a long-term perspective, and rely on the actions and activities that have served us well in past periods of market turmoil. Our portfolio activity in 2023 took advantage of dramatic price changes, across all sectors, to position the portfolios in high quality businesses, with growing competitive advantages and long-term tailwinds.

As for outlook on the market in the near-term, our view is unchanged – nobody really knows what’s next, least of all us. Uncertainty persists, and predictions about inflation, central bank policies, currency moves, geopolitics, etc. are low return on time exercises. Little wonder we choose to keep our focus on individual businesses – businesses that are adapting and finding ways to grow their competitive advantages. While we have no idea what they will do next quarter, we believe they will generate compelling returns over the long run.

As always, we remain optimistic and steadfast in our commitment to owning businesses with expanding moats and complimentary cultures, which we believe will reward long-term investors.

Now to the specifics of our funds.

The WCM Focused International Growth Fund (“FIG”; Institutional Class symbol WCMIX; Investor Class symbol WCMRX) returned 16.56% / 16.24%, respectively, and outperformed its benchmark for the 1- year period ending 31 December 2023. FIG’s benchmark, the MSCI ACWI ex USA Index, returned 15.62% over the same period. Attribution analysis reveals that the majority of the fund’s outperformance can be attributed to sector allocation.

From a sector allocation perspective, Information Technology (overweight) was the largest positive contributor to the fund’s relative performance, followed by Industrials (overweight) and Communication Services (no weight). On the other hand, Health Care (overweight) detracted from the fund’s relative performance, as did Consumer Discretionary (overweight) and Financials (underweight).

Looking at stock selection, Health Care was the best performing sector relative to the benchmark, followed by Consumer Discretionary and Materials. On the flipside, Financials was the worst performing sector relative to the benchmark, followed by Information Technology and Industrials.

The WCM Focused Emerging Markets Fund (“FEM”; Institutional Class symbol WCMEX; Investor Class symbol WFEMX) returned 4.54% / 4.25%, respectively, and underperformed its benchmark for the 1-year period ending 31 December 2023. FEM’s benchmark, the MSCI Emerging Markets Index, returned 9.83% over the same period. Attribution analysis reveals that the majority of the fund’s underperformance can be attributed to stock selection.

From a sector allocation perspective, Information Technology (overweight) was the largest positive contributor to the fund’s relative performance, followed by Communication Services (underweight) and Materials (underweight). On the other hand, Energy (no weight) detracted from the fund’s relative performance, as did Consumer Staples (overweight) and Health Care (overweight).

Looking at stock selection, Consumer Staples was the best performing sector relative to the benchmark, followed by Industrials and Financials. On the flip-side, Consumer Discretionary was the worst performing sector relative to the benchmark, followed by Information Technology and Materials.

The WCM Focused Global Growth Fund (“FGG”; Institutional Class symbol WCMGX; Investor Class symbol WFGGX) returned 26.45% / 26.13%, respectively, and outperformed its benchmark for the 1-year period ending 31 December 2023. FGG’s benchmark, the MSCI ACWI Index, returned 22.20% over the same period. Attribution analysis reveals that the majority of the fund’s outperformance can be attributed to stock selection.

From a sector allocation perspective, Consumer Staples (underweight) was the largest positive contributor to the fund’s relative performance, followed by Energy (no weight) and Utilities (no weight). On the other hand, Health Care (overweight) detracted from the fund’s relative performance, as did Communication Services (no weight) and Financials (overweight).

Looking at stock selection, Health Care was the best performing sector relative to the benchmark, followed by Consumer Discretionary and Information Technology. On the flipside, Materials was the worst performing sector relative to the benchmark.

The WCM International Small Cap Growth Fund (“SIG”; Institutional Class symbol WCMSX) returned 22.26% and outperformed its benchmark for the 1-year period ending 31 December 2023. SIG’s benchmark, the MSCI ACWI ex USA Small Cap Index, returned 15.66% over the same period. Attribution analysis reveals that the majority of the fund’s outperformance can be attributed to stock selection.

From a sector allocation perspective, Information Technology (overweight) was the largest positive contributor to the fund’s relative performance, followed by Real Estate (underweight) and Materials (underweight). On the other hand, Health Care (overweight) detracted from the fund’s relative performance, as did Communication Services (overweight).

Looking at stock selection, Financials was the best performing sector relative to the benchmark, followed by Communication Services and Health Care. On the flipside, Industrials was the worst performing sector relative to the benchmark, followed by Consumer Discretionary and Information Technology.

The WCM Small Cap Growth Fund (“SCG”; Institutional Class Symbol WCMLX, Investor Class symbol WCMNX) returned 15.88% / 15.64%, respectively, and underperformed its benchmark for the 1-year period ending 31 December 2023. SCG’s benchmark, the Russell 2000 Growth, returned 18.66% over the same period. Attribution analysis reveals that the majority of the fund’s underperformance can be attributed to stock selection.

From a sector allocation perspective, Energy (underweight) was the largest positive contributor to the fund’s relative performance, followed by Health Care (underweight) and Utilities (no weight). On the other hand, Information Technology (underweight) detracted from the fund’s relative performance, as did Financials (overweight) and Consumer Staples (underweight).

Looking at stock selection, Financials was the best performing sector relative to the benchmark, followed by Energy and Industrials. On the flipside, Health Care was the worst performing sector relative to the benchmark, followed by Consumer Discretionary and Materials.

The WCM SMID Quality Value Fund (“SQV”; Institutional Class Symbol WCMFX, Investor Class Symbol WCMJX) returned 24.09% / 23.83%, respectively, and outperformed its benchmark for the 1-year period ending 31 December 2023. SQV’s benchmark, the Russell 2500 Value Index, returned 15.98% over the same period. Attribution analysis reveals that the majority of the fund’s outperformance can be attributed to stock selection.

From a sector allocation perspective, Industrials (overweight) was the largest positive contributor to the fund’s relative performance, followed by Utilities (no weight) and Information Technology (overweight). On the other hand, Health Care (overweight) detracted from the fund’s relative performance, as did Consumer Staples (overweight).

Looking at stock selection, Industrials was the best performing sector relative to the benchmark, followed by Financials and Health Care. On the flipside, Consumer Discretionary was the worst performing sector relative to the benchmark, followed by Materials and Real Estate.

The WCM China Quality Growth Fund (“CQG”; Institutional Class symbol WCMCX, Investor Class symbol WCQGX) returned -18.26% / -18.49%, respectively, and underperformed its benchmark for the 1-year period ending 31 December 2023. CQG’s benchmark, the MSCI China All Shares Index, returned -11.53% over the same period. Attribution analysis reveals that the majority of the fund’s underperformance can be attributed to stock selection.

From a sector allocation perspective, Consumer Discretionary (underweight) was the largest positive contributor to the fund’s relative performance, followed by Health Care (overweight). On the other hand, Energy (no weight) detracted from the fund’s relative performance, as did Financials (underweight) and Industrials (overweight).

Looking at stock selection, Industrials was the best performing sector relative to the benchmark, followed by Information Technology. On the flipside, Financials was the worst performing sector relative to the benchmark, followed by Consumer Discretionary and Communication Services.

The WCM Developing World Equity Fund (“DW”; Institutional Class Symbol WCMDX, Investor Class symbol WCMUX) returned 6.86% / 6.59%, respectively, and underperformed its benchmark for the 1-year period ending 31 December 2023. DW’s benchmark, the MSCI Emerging Markets Index, returned 9.83% over the same period. Attribution analysis reveals that the majority of the fund’s underperformance can be attributed to stock selection.

From a sector allocation perspective, Materials (underweight) was the largest positive contributor to the fund’s relative performance, followed by Consumer Discretionary (underweight) and Real Estate (no weight). On the other hand, Information Technology (underweight) detracted from the fund’s relative performance, as did Health Care (overweight) and Communication Services (overweight).

Looking at stock selection, Consumer Discretionary was the best performing sector relative to the benchmark, followed by Industrials and Consumer Staples. On the flipside, Financials was the worst performing sector relative to the benchmark, followed by Information Technology.

The WCM International Equity Fund (“IE”; Institutional Class symbol WCMMX, Investor Class symbol WESGX) returned 13.83% / 13.59%, respectively, and underperformed its benchmark for the 1-year period ending 31 December 2023. IE’s benchmark, the MSCI ACWI ex USA Index, returned 15.62% over the same period. Attribution analysis reveals that the majority of the fund’s underperformance can be attributed to stock selection.

From a sector allocation perspective, Consumer Staples (no weight) was the largest positive contributor to the fund’s relative performance, followed by Industrials (overweight) and Financials (overweight). On the other hand, Information Technology (underweight) detracted from the fund’s relative performance, as did Health Care (overweight) and Utilities (overweight).

Looking at stock selection, Health Care was the best performing sector relative to the benchmark, followed by Consumer Discretionary and Information Technology. On the flipside, Financials was the worst performing sector relative to the benchmark, followed by Industrials and Materials.

The WCM Focused International Value Fund (“FIV”; Institutional Class symbol WCMVX, Investor Class symbol WLIVX) returned 18.43% / 18.08%, respectively, and outperformed its benchmark for the 1-year period ending 31 December 2023. FIV’s benchmark, the MSCI ACWI ex USA Index, returned 15.62% over the same period. Attribution analysis reveals that the majority of the fund’s outperformance can be attributed to sector allocation.

From a sector allocation perspective, Information Technology (overweight) was the largest positive contributor to the fund’s relative performance, followed by Consumer Staples (underweight) and Industrials (overweight). On the other hand, Communication Services (overweight) detracted from the fund’s relative performance, as did Health Care (overweight) and Financials (overweight).

Looking at stock selection, Industrials was the best performing sector relative to the benchmark, followed by Financials and Information Technology. On the flipside, Consumer Staples was the worst performing sector relative to the benchmark, followed by Communication Services and Consumer Discretionary.

The WCM Focused International Opportunities Fund (“FIO”; Institutional Class symbol WCMOX, Investor Class symbol WCFOX) returned 25.80% / 25.65%, respectively, and outperformed its benchmark for the 1-year period ending 31 December 2023. FIO’s benchmark, the MSCI ACWI ex USA Index, returned 15.62% over the same period. Attribution analysis reveals that the majority of the fund’s outperformance can be attributed to stock selection.

From a sector allocation perspective, Information Technology (overweight) was the largest positive contributor to the fund’s relative performance, followed by Industrials (underweight) and Communication Services (underweight). On the other hand, Health Care (overweight) was the only detractor from the fund’s relative performance.

Looking at stock selection, Information Technology was the best performing sector relative to the benchmark, followed by Health Care and Communication Services. On the flipside, Industrials was the worst performing sector relative to the benchmark, followed by Consumer Discretionary and Financials.

The WCM Mid Cap Quality Value Fund (“MQV”; Institutional Class symbol WCMAX, Investor Class symbol WMIDX) returned 29.13% / 28.72%, respectively, and outperformed its benchmark for the 1-year period ending 31 December 2023. MQV’s benchmark, the Russell Midcap Value Index returned 12.71% over the same period. Attribution analysis reveals that the majority of the fund’s outperformance can be attributed to stock selection.

From a sector allocation perspective, Industrials (overweight) was the largest positive contributor to the fund’s relative performance, followed by Utilities (no weight) and Information Technology (overweight). On the other hand, Health Care (overweight) detracted from the fund’s relative performance, as did Financials (underweight) and Materials (overweight).

Looking at stock selection, Information Technology was the best performing sector relative to the benchmark, followed by Industrials and Financials. On the flipside, Materials was the worst performing sector relative to the benchmark.

The WCM Focused Emerging Market ex-China Fund (“EMXC”; Institutional Class symbol WCMWX, Investor Class symbol WCFEX) returned 29.00% / 28.70%, respectively, and outperformed its benchmark for the 1-year period ending 31 December 2023. EMXC’s benchmark, the MSCI Emerging Markets ex China Index returned 20.03% over the same period. Attribution analysis reveals that the majority of the fund’s outperformance can be attributed to stock selection.

From a sector allocation perspective, Materials (underweight) was the largest positive contributor to the fund’s relative performance, followed by Information Technology (overweight) and Communication Services (underweight). On the other hand, Consumer Staples (overweight) detracted from the fund’s relative performance, as did Health Care (underweight) and Industrials (overweight).

Looking at stock selection, Energy was the best performing sector relative to the benchmark, followed by Financials and Information Technology. On the flipside, Consumer Discretionary was the worst performing sector relative to the benchmark, followed by Materials and Health Care.

The WCM Quality Dividend Growth Fund (“QDG”; Institutional Class symbol WCMYX, Investor Class symbol WQDGX), which launched 28 July 2023, returned 1.02% / 0.95%, respectively through 31 December 2023, and under-performed its benchmark over that period. The S&P 500 Index returned 4.83% over the same period. Attribution analysis reveals that while both allocation and selection detracted, the majority of the fund’s underperformance can be attributed to stock selection.

From a sector allocation perspective, Materials (no exposure) was the only positive contributor to the fund’s relative performance. On the other hand, Consumer Staples (overweight) detracted from the fund’s relative performance, as did Information Technology (underweight) and Energy (overweight).

Looking at stock selection, Energy was the best performing sector relative to the benchmark, followed by Industrials and Utilities. On the flipside, Financials was the worst performing sector relative to the benchmark, followed by Information Technology and Communication Services.

Thank you for your confidence and trust,

WCM Investment Management, LLC
1 February 2024

IMPORTANT INFORMATION
Performance data quoted represents net of fee past performance and is no guarantee of future results and includes the reinvestment of all dividends and income.

Foreign investments present risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. The WCM China Quality Growth Fund and WCM Developing World Equity Fund are non-diversified and may hold fewer securities than a diversified fund. Holding fewer securities increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

The MSCI ACWI ex USA Index captures large-cap and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. The MSCI ACWI Index captures large-cap and mid-cap representation across Developed Markets countries (including the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. The MSCI Emerging Markets Index captures large-cap and mid-cap representation across 24 Emerging Markets (EM) countries. With 1,398 constituents, the index covers approximately 85% of the free-float-adjusted market capitalization in each country. The MSCI ACWI ex USA Small Cap Index captures small-cap representation across 22 of 23 large Developed Markets countries (excluding the U.S.). One cannot invest directly in an index. The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It is unmanaged and represents total returns including reinvestment of dividends. It is a market-cap weighted index. The MSCI China All Shares Index captures large to mid-cap representation across China A-shares, B-shares, H-shares, Red-chips, P-chips and foreign listings. The index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai, Shenzhen and outside of China. The MSCI Emerging Markets ex China Index captures large and mid-cap representation across 23 of the 24 Emerging Markets (EM) countries excluding China. With 661 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. The Russell Midcap Value Index measures the performance of mid-cap value segment of the US equity universe. The index seeks to provide a comprehensive and unbiased barometer of the mid-cap value market. The Russell 2500 Value Index measures the performance of the 2,500 smallest-cap American companies in the Russell 3000 Index. It is a market-cap weighted index. The S&P 500 Index includes 500 of the top companies in leading industries of the US economy and covers roughly 80% of the available US market capitalization. It is a market cap weighted index.

The views in this report were those of the Fund managers as of the date this report was written and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist the shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice. This report may contain discussions about investments that may or may not be held by the Fund as of the date of this report. All current and future holdings are subject to risk and to change.

WCM Focused International Growth Fund

FUND PERFORMANCE at December 31, 2023 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, with a similar investment in the MSCI All Country World ex USA Index (MSCI ACWI ex USA). The performance graph above is shown for the Fund’s Institutional Class shares. Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI ACWI ex USA Index captures large and mid cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of December 31, 2023	1 Year	5 Years	10 years
Investor Class shares	16.24%	11.47%	8.17%
Institutional Class shares	16.56%	11.73%	8.44%
MSCI ACWI ex USA Index	15.62%	7.08%	3.83%

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Expense ratios for the Investor Class and Institutional Class shares were 1.29% and 1.04%, respectively, which were stated in the current prospectus dated April 30, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Focused Emerging Markets Fund

FUND PERFORMANCE at December 31, 2023 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, with a similar investment in the MSCI Emerging Markets Index (MSCI EM). The performance graph above is shown for the Fund’s Institutional Class shares. Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI EM Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of the emerging markets. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of December 31, 2023	1 Year	5 Years	10 Years
Investor Class shares	4.25%	5.74%	3.23%
Institutional Class shares	4.54%	5.98%	3.38%
MSCI EM Index	9.83%	3.68%	2.66%

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 1.62% and 1.50%, respectively, and for the Institutional Class shares were 1.37% and 1.25%, respectively, which were stated in the current prospectus dated April 30, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until April 30, 2024, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Focused Global Growth Fund

FUND PERFORMANCE at December 31, 2023 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, with a similar investment in the MSCI All Country World Index (MSCI ACWI). The performance graph above is shown for the Fund’s Institutional Class shares. Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI All Country World Index captures large to mid-cap representation across Developed Markets countries (including the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of December 31, 2023	1 Year	5 Years	10 Years
Investor Class shares	26.13%	13.19%	9.76%
Institutional Class shares	26.45%	13.47%	10.01%
MSCI ACWI Index	22.20%	11.72%	7.93%

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 1.44% and 1.30%, respectively, and the Institutional Class shares were 1.19% and 1.05%, respectively, which were stated in the current prospectus dated April 30, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.30% and 1.05% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until April 30, 2024, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

WCM Focused Global Growth Fund

FUND PERFORMANCE at December 31, 2023 (Unaudited) – Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM International Small Cap Growth Fund

FUND PERFORMANCE at December 31, 2023 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI All Country World ex USA Small Cap Index (MSCI ACWI ex USA Small Cap). Results include the reinvestment of all dividends and capital gains.

The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 large Developed Markets countries (excluding the U.S.). The index covers approximately 14% of the free float-adjusted market capitalization set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of December 31, 2023	1 Year	5 Years	Since Inception	Inception Date
Institutional Class shares	22.26%	13.04%	11.54%	11/30/15
MSCI ACWI ex USA Small Cap Index	15.66%	7.89%	6.29%	11/30/15

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Institutional Class shares were 1.48% and 1.25%, respectively, which were stated in the current prospectus dated April 30, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% of the average daily net assets of the Institutional Class Shares of the Fund. This agreement is in effect until April 30, 2024 and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Small Cap Growth Fund

FUND PERFORMANCE at December 31, 2023 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the Russell 2000 Growth Index. The performance graph above is shown for the Fund’s Institutional Class shares. Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It is unmanaged and represents total returns including reinvestment of dividends. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of December 31, 2023	1 Year	Since Inception	Inception Date
Investor Class shares	15.64%	7.42%	10/30/19
Institutional Class shares	15.88%	7.68%	10/30/19
Russell 2000 Growth Index	18.66%	6.55%	10/30/19

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 2.19% and 1.24%, respectively, and the Institutional Class shares were 1.94% and 0.99%, respectively, which were stated in the current prospectus dated April 30, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as (litigation expenses) do not exceed 1.24% and 0.99% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until April 30, 2033, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM SMID Quality Value Fund

FUND PERFORMANCE at December 31, 2023 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the Russell 2500 Value Index. The performance graph above is shown for the Fund’s Institutional Class shares. Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Russell 2500 Value Index measures the performance of the small to mid-cap value segment of the US equity universe. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of December 31, 2023	1 Year	Since Inception	Inception Date
Investor Class shares	23.83%	6.95%	10/30/19
Institutional Class shares	24.09%	7.25%	10/30/19
Russell 2500 Value Index	15.98%	8.70%	10/30/19

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 1.51% and 1.10%, respectively, and the Institutional Class shares were 1.26% and 0.85%, respectively, which were stated in the current prospectus dated April 30, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.10% and 0.85% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until April 30, 2033, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM China Quality Growth Fund

FUND PERFORMANCE at December 31, 2023 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI China All Shares Index (MSCI CASI). The performance graph above is shown for the Fund’s Institutional Class shares. Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI CASI Index captures large to mid-cap representation across China A-shares, B-shares, H-shares, Red-chips, P-chips and foreign listings. The index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai, Shenzhen and outside of China. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of December 31, 2023	1 Year	Since Inception	Inception Date
Investor Class shares	-18.49%	0.46%	3/31/20
Institutional Class shares	-18.26%	0.71%	3/31/20
MSCI China All Shares Index	-11.53%	-3.60%	3/31/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 4.52% and 1.50%, respectively, and the Institutional Class shares were 4.27% and 1.25%, respectively, which were stated in the current prospectus dated April 30, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until April 30, 2033, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

WCM China Quality Growth Fund

FUND PERFORMANCE at December 31, 2023 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Developing World Equity Fund

FUND PERFORMANCE at December 31, 2023 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI Emerging Markets Index (MSCI EMI). The performance graph above is shown for the Fund’s Institutional Class shares. Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI Emerging Markets Index is an index used to measure equity market performance in global emerging markets and captures mid to large cap across more than two dozen emerging markets. The index covers approximately 13% of the global market capitalization. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of December 31, 2023	1 Year	Since Inception	Inception Date
Investor Class shares	6.59%	9.20%	3/31/20
Institutional Class shares	6.86%	9.47%	3/31/20
MSCI Emerging Markets Index	9.83%	7.77%	3/31/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 13.95% and 1.20%, respectively, and the Institutional Class shares were 13.70% and 0.95%, respectively, which were stated in the current prospectus dated April 30, 2023, as supplemented September 20, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.20% and 0.95% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. Prior to October 1, 2023, the Fund’s annual operating expense limits were 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class, respectively. This agreement is in effect until April 30, 2033, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

WCM Developing World Equity Fund

FUND PERFORMANCE at December, 2023 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM International Equity Fund

FUND PERFORMANCE at December 31, 2023 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI All Country World ex USA Index (MSCI ACWI ex USA). The performance graph above is shown for the Fund’s Institutional Class shares. Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI ACWI ex USA Index captures large to mid-cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of December 31, 2023	1 Year	Since Inception	Inception Date
Investor Class shares	13.59%	12.69%	3/31/20
Institutional Class shares	13.83%	12.98%	3/31/20
MSCI ACWI ex USA Index	15.62%	11.64%	3/31/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 2.98% and 1.10%, respectively, and the Institutional Class shares were 2.73% and 0.85%, respectively, which were stated in the current prospectus dated April 30, 2023, as supplemented September 20, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.10% and 0.85% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. Prior to October 1, 2023, the Fund’s annual operating expense limits were 1.35% and 1.10% of the average daily net assets of the Fund’s Investor Class and Institutional Class, respectively. This agreement is in effect until April 30, 2033, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

WCM International Equity Fund

FUND PERFORMANCE at December 31, 2023 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Focused International Value Fund

FUND PERFORMANCE at December 31, 2023 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI All Country World ex USA Index (MSCI ACWI ex USA). The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI ACWI ex USA Index captures large and mid cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of December 31, 2023	1 Year	Since Inception	Inception Date
Investor Class shares	18.08%	8.81%	6/29/20
Institutional Class shares	18.43%	9.09%	6/29/20
MSCI ACWI ex USA Index	15.62%	7.91%	6/29/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 2.88% and 1.50%, respectively, and the Institutional Class shares were 2.63% and 1.25%, respectively, which were stated in the current prospectus dated April 30, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until April 30, 2033, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

WCM Focused International Value Fund

FUND PERFORMANCE at December 31, 2023 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Focused International Opportunities Fund

FUND PERFORMANCE at December 31, 2023 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI ACWI ex USA Index. The performance graph above is shown for the Fund’s Institutional Class shares. Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI ACWI ex USA Index captures large and mid cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment

Average Annual Total Returns as of December 31, 2023	1 Year	Since Inception	Inception Date
Investor Class shares	25.65%	-1.52%	3/30/21
Institutional Class shares	25.80%	-1.29%	3/30/21
MSCI ACWI ex USA Index	15.62%	0.33%	3/30/21

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 2.84% and 1.50%, respectively, and the Institutional Class shares were 2.59% and 1.25%, respectively, which were stated in the current prospectus dated April 30, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until April 30, 2033, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

WCM Focused International Opportunities Fund

FUND PERFORMANCE at December 31, 2023 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Mid Cap Quality Value Fund

FUND PERFORMANCE at December 31, 2023 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the Russell Midcap Value Index. The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Russell Midcap Value Index measures the performance of the mid-cap value segment of the US equity universe. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of December 31, 2023	1 Year	Since Inception	Inception Date
Investor Class shares	28.72%	13.17%	7/28/22
Institutional Class shares	29.13%	13.49%	7/28/22
Russell Midcap Value Index	12.71%	6.98%	7/28/22

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 3.24% and 1.25%, respectively, and the Institutional Class shares were 2.99% and 1.00%, respectively, which were stated in the current prospectus dated April 30, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% and 1.00% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until April 30, 2033, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Focused Emerging Markets ex China Fund

FUND PERFORMANCE at December 31, 2023 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI Emerging Markets ex China Index. The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI Emerging Markets ex China Index captures large and mid-cap representation across 23 of the 24 Emerging Markets (EM) countries excluding China. With 663 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of December 31, 2023	1 Year	Since Inception	Inception Date
Investor Class shares	28.70%	27.37%	12/29/2022
Institutional Class shares	29.00%	27.66%	12/29/2022
MSCI Emerging Markets ex China Index	20.03%	19.66%	12/29/2022

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 3.70% and 1.50%, respectively, and the Institutional Class shares were 3.45% and 1.25%, respectively, which were stated in the current prospectus dated April 30, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until April 30, 2033, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

WCM Focused Emerging Markets ex China Fund

FUND PERFORMANCE at December 31, 2023 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Quality Dividend Growth Fund

FUND PERFORMANCE at December 31, 2023 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the S&P 500 Index. The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The S&P 500® Index is a broad based unmanaged index of 500 stocks and widely recognized as representative of the equity market in general. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Total Returns as of December 31, 2023	3 Months (Actual)	Since Inception (Cumulative)	Inception Date
Investor Class shares	6.67%	0.95%	7/28/23
Institutional Class shares	6.70%	1.02%	7/28/23
S&P 500 Index	11.69%	4.83%	7/28/23

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 3.09% and 1.24%, respectively, and the Institutional Class shares were 2.84% and 0.99%, respectively, which were stated in the current prospectus dated July 28, 2023. For the Fund’s current period ended December 31, 2023 expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.24% and 0.99% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until April 30, 2034, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS — 99.6%
	ARGENTINA — 4.4%
486,444	MercadoLibre, Inc.*	$764,466,204

	AUSTRALIA — 4.4%
3,214,663	Atlassian Corp. - Class A*	764,639,741

	BERMUDA — 2.5%
5,929,797	Arch Capital Group Ltd.*	440,406,023

	CANADA — 11.7%
5,242,219	Canadian Natural Resources Ltd.	343,428,444
11,552,222	Canadian Pacific Kansas City Ltd.	913,318,671
2,644,293	Thomson Reuters Corp.	386,596,395
2,674,794	Waste Connections, Inc.	399,266,501
		2,042,610,011
	DENMARK — 5.7%
9,714,064	Novo Nordisk A.S. - Class B	1,004,248,386

	FRANCE — 10.2%
922,453	L'Oreal S.A.	458,935,134
578,385	LVMH Moet Hennessy Louis Vuitton S.E.	468,429,274
2,883,873	Safran S.A.	507,686,452
1,770,173	Schneider Electric S.E.	355,246,244
		1,790,297,104
	INDIA — 2.6%
18,910,459	ICICI Bank Ltd. - ADR	450,825,343

	IRELAND — 14.8%
1,207,131	Accenture PLC - Class A	423,594,339
1,850,566	Aon PLC - Class A	538,551,717
9,944,197	Experian PLC	405,880,418
2,801,222	ICON PLC*	792,941,912
1,983,624	STERIS PLC	436,099,736
		2,597,068,122
	ITALY — 4.4%
2,264,916	Ferrari N.V.	763,140,167

	JAPAN — 4.6%
10,669,500	Advantest Corp.	362,990,011
988,019	Keyence Corp.	435,288,938
		798,278,949

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — 10.0%
527,571	Adyen N.V.*	$679,470,444
1,057,629	ASM International N.V.	548,722,399
678,758	ASML Holding N.V.	513,765,505
		1,741,958,348
	SWEDEN — 4.7%
19,328,025	Atlas Copco A.B. - A Shares	332,574,408
4,116,008	Evolution A.B.	490,602,395
		823,176,803
	SWITZERLAND — 4.8%
3,781,253	Nestle S.A.	438,366,401
12,881,641	UBS Group A.G.	399,727,536
		838,093,937
	UNITED KINGDOM — 13.2%
3,492,513	AstraZeneca PLC	471,901,055
40,751,632	BAE Systems PLC	576,860,259
12,429,647	Compass Group PLC	340,013,033
2,832,432	Ferguson PLC	544,642,916
907,424	Linde PLC	372,688,111
		2,306,105,374
	UNITED STATES — 1.6%
974,243	EPAM Systems, Inc.*	289,681,414
	TOTAL COMMON STOCKS
	(Cost $12,965,066,065)	17,414,995,926

Principal Amount
	BANK DEPOSIT INVESTMENTS — 0.3%
$48,107,966	UMB Bank, Money Market Special II, 5.18%[1]	48,107,966
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $48,107,966)	48,107,966

	TOTAL INVESTMENTS — 99.9%
	(Cost $13,013,174,031)	17,463,103,892
	Other Assets in Excess of Liabilities — 0.1%	14,576,954
	TOTAL NET ASSETS — 100.0%	$17,477,680,846

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

SUMMARY OF INVESTMENTS

As of December 31, 2023

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	25.2%
Technology	25.0%
Health Care	15.5%
Consumer Discretionary	14.2%
Financials	10.5%
Consumer Staples	5.1%
Materials	2.1%
Energy	2.0%
Total Common Stocks	99.6%
Bank Deposit Investments	0.3%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS — 99.0%
	ARGENTINA — 2.7%
135,490	Globant S.A.*	$32,243,910

	BRAZIL — 10.1%
1,621,400	Equatorial Energia S.A.	11,922,844
4,493,200	GPS Participacoes e Empreendimentos S.A.	17,435,940
2,152,979	Localiza Rent a Car S.A.	28,188,707
4,524,507	NU Holdings Ltd. - Class A*	37,689,144
2,074,600	Porto Seguro S.A.	12,274,375
1,764,800	TOTVS S.A.	12,239,812
		119,750,822
	CANADA — 2.2%
906,390	Celestica, Inc.*	26,539,099

	CHINA — 18.0%
18,015,000	China Overseas Property Holdings Ltd.	13,519,613
1,168,519	Circuit Fabology Microelectronics Equipment Co., Ltd. - Class A*	14,065,659
459,706	Eastroc Beverage Group Co., Ltd. - Class A	11,830,031
67,100	Kweichow Moutai Co., Ltd. - Class A	16,329,855
10,350,000	Li Ning Co., Ltd.	27,702,504
2,667,504	Qingdao Haier Biomedical Co., Ltd. - Class A	15,240,301
6,364,540	Shenzhen H&T Intelligent Control Co., Ltd. - Class A	12,823,845
4,356,520	Shenzhou International Group Holdings Ltd.	44,856,785
2,348,435	Sunresin New Materials Co., Ltd. - Class A	17,569,719
2,696,602	WuXi AppTec Co., Ltd. - Class H	27,437,412
595,616	ZTO Express Cayman, Inc. - ADR	12,674,709
		214,050,433
	HONG KONG — 5.5%
3,747,846	AIA Group Ltd.	32,661,961
474,717	Hong Kong Exchanges & Clearing Ltd.	16,293,034
1,436,385	Techtronic Industries Co., Ltd.	17,116,683
		66,071,678
	INDIA — 11.6%
8,698,081	Bharat Electronics Ltd.	19,253,856
534,995	Divi's Laboratories Ltd.	25,098,806
2,935,154	ICICI Bank Ltd.	35,152,517
1,361,820	Kotak Mahindra Bank Ltd.	31,226,656
1,655,038	UPL Ltd.	11,679,806
254,525	WNS Holdings Ltd. - ADR*	16,085,980
		138,497,621

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDONESIA — 4.0%
49,321,675	Bank Central Asia Tbk P.T.	$30,111,304
45,902,000	Bank Mandiri Persero Tbk P.T.	18,036,442
		48,147,746

	MEXICO — 9.1%
369,076	Fomento Economico Mexicano S.A.B. de C.V. - ADR	48,109,057
1,043,187	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	18,210,466
2,407,200	Qualitas Controladora S.A.B. de C.V.	24,322,912
4,316,089	Wal-Mart de Mexico S.A.B. de C.V.	18,191,066
		108,833,501

	NETHERLANDS — 1.3%
99,626	BE Semiconductor Industries N.V.	15,007,692

	PERU — 2.2%
175,085	Credicorp Ltd.	26,250,494

	POLAND — 1.4%
142,923	Dino Polska S.A.*	16,733,919

	RUSSIA — 0.0%
15,336,645	Moscow Exchange MICEX-RTS PJSC[1]	—
801,002	Yandex N.V. - Class A*,1	—
		—

	SOUTH AFRICA — 5.6%
201,176	Capitec Bank Holdings Ltd.	22,285,363
257,254	Naspers Ltd. - N Shares	43,990,188
		66,275,551

	SOUTH KOREA — 7.4%
1,077,003	Coupang, Inc.*	17,436,678
1,169,619	Samsung Electronics Co., Ltd.	70,992,179
		88,428,857

	TAIWAN — 11.1%
455,629	Airtac International Group	14,994,389
6,046,000	Taiwan Semiconductor Manufacturing Co., Ltd.	116,820,449
		131,814,838

	THAILAND — 2.7%
172,075	Fabrinet*	32,751,035

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM — 0.9%
362,451	Wizz Air Holdings PLC*	$10,215,158

	UNITED STATES — 3.2%
126,440	EPAM Systems, Inc.*	37,595,670
	TOTAL COMMON STOCKS
	(Cost $1,200,699,693)	1,179,208,024
	RIGHTS — 0.0%
	BRAZIL — 0.0%
7,725	Localiza Rent a Car S.A. (Expires 3/11/2024)*	31,805
	TOTAL RIGHTS
	(Cost $0)	31,805

Principal Amount
	BANK DEPOSIT INVESTMENTS — 1.1%
$12,421,786	UMB Bank, Money Market Special II, 5.18%[2]	12,421,786
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $12,421,786)	12,421,786

	TOTAL INVESTMENTS — 100.1%
	(Cost $1,213,121,479)	1,191,661,615
	Liabilities in Excess of Other Assets — (0.1)%	(837,970)
	TOTAL NET ASSETS — 100.0%	$1,190,823,645

ADR – American Depository Receipt

PJSC – Public Joint Stock Company

PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $0.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

SUMMARY OF INVESTMENTS

As of December 31, 2023

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	31.3%
Financials	24.1%
Consumer Discretionary	11.1%
Consumer Staples	9.3%
Industrials	9.2%
Health Care	5.7%
Communications	3.7%
Materials	2.5%
Real Estate	1.1%
Utilities	1.0%
Total Common Stocks	99.0%
Rights	0.0%
Bank Deposit Investments	1.1%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS — 99.4%
	AUSTRALIA — 2.8%
50,148	Atlassian Corp. - Class A*	$11,928,203

	CANADA — 6.3%
186,370	Canadian Pacific Kansas City Ltd.	14,734,412
80,710	Waste Connections, Inc.	12,047,582
		26,781,994

	DENMARK — 4.5%
185,084	Novo Nordisk A.S. - Class B	19,134,145

	FRANCE — 2.8%
14,607	LVMH Moet Hennessy Louis Vuitton S.E.	11,830,090

	INDIA — 2.6%
471,354	ICICI Bank Ltd. -ADR	11,237,079

	ITALY — 1.7%
21,877	Ferrari N.V.	7,371,230

	NETHERLANDS — 3.5%
11,516	Adyen N.V.*	14,831,713

	SWEDEN — 4.0%
609,858	Atlas Copco A.B. - A Shares	10,493,735
57,159	Evolution A.B.	6,812,995
		17,306,730
	UNITED KINGDOM — 8.2%
438,280	3i Group PLC	13,525,505
66,310	AstraZeneca PLC	8,959,669
30,533	Linde PLC	12,540,208
		35,025,382

	UNITED STATES — 63.0%
108,091	Amazon.com, Inc.*	16,423,346
69,385	Arista Networks, Inc.*	16,340,861
61,119	Arthur J. Gallagher & Co.	13,744,441
97,505	Booz Allen Hamilton Holding Corp.	12,471,865
172,230	Corteva, Inc.	8,253,262
12,506	Costco Wholesale Corp.	8,254,960
142,305	Datadog, Inc.*	17,272,981
116,179	Entegris, Inc.	13,920,568
105,418	Floor & Decor Holdings, Inc. - Class A*	11,760,432

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
102,654	General Electric Co.	$13,101,730
34,538	HEICO Corp. - Class A	4,919,593
40,629	Intuitive Surgical, Inc.*	13,706,599
14,292	Lam Research Corp.	11,194,352
35,991	LPL Financial Holdings, Inc.	8,192,271
25,661	McKesson Corp.	11,880,530
44,864	Microsoft Corp.	16,870,659
18,390	NVIDIA Corp.	9,107,096
24,760	Old Dominion Freight Line, Inc.	10,035,971
43,614	Snowflake, Inc. - Class A*	8,679,186
23,374	Thermo Fisher Scientific, Inc.	12,406,685
28,293	UnitedHealth Group, Inc.	14,895,416
58,718	Visa, Inc. - Class A	15,287,231
		268,720,035

	TOTAL COMMON STOCKS
	(Cost $353,210,633)	424,166,601
	SHORT-TERM INVESTMENTS — 0.7%
3,070,215	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.14%[1]	3,070,215
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,070,215)	3,070,215

	TOTAL INVESTMENTS — 100.1%
	(Cost $356,280,848)	427,236,816
	Liabilities in Excess of Other Assets — (0.1)%	(449,877)
	TOTAL NET ASSETS — 100.0%	$426,786,939

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

SUMMARY OF INVESTMENTS

As of December 31, 2023

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	34.7%
Health Care	19.0%
Industrials	15.3%
Consumer Discretionary	12.7%
Financials	10.9%
Materials	4.9%
Consumer Staples	1.9%
Total Common Stocks	99.4%
Short-Term Investments	0.7%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS — 98.7%
	ARGENTINA — 2.2%
28,030	Globant S.A.*	$6,670,579

	AUSTRALIA — 2.8%
189,376	HUB24 Ltd.	4,644,390
1,005,409	Steadfast Group Ltd.	3,987,380
		8,631,770

	BELGIUM — 2.2%
34,706	D'ieteren Group	6,777,977

	BRAZIL — 3.6%
366,994	CI&T, Inc. - Class A*	1,930,388
757,400	GPS Participacoes e Empreendimentos S.A.	2,939,104
1,716,010	Grupo SBF S.A.	4,143,774
1,064,510	Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.	2,206,772
		11,220,038

	CANADA — 7.7%
52,595	Cargojet, Inc.	4,730,017
220,485	Celestica, Inc.*	6,455,801
39,435	Descartes Systems Group, Inc.*	3,313,183
116,756	Exchange Income Corp.	3,973,810
318,649	PrairieSky Royalty Ltd.	5,578,943
		24,051,754

	CHINA — 3.1%
527,971	Huali Industrial Group Co., Ltd. - Class A	3,918,727
2,156,500	Li Ning Co., Ltd.	5,772,024
		9,690,751

	DENMARK — 1.2%
243,169	ALK-Abello A/S*	3,644,276

	FAROE ISLANDS — 1.5%
87,727	Bakkafrost P/F	4,593,624

	FRANCE — 4.2%
30,710	Alten S.A.	4,563,442
37,037	Gaztransport Et Technigaz S.A.	4,902,557
20,792	SOITEC*	3,714,005
		13,180,004

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY — 6.9%
172,543	Evotec S.E.*	$4,053,560
84,519	Puma S.E.	4,713,954
142,444	Schott Pharma A.G. & Co. KGaA*	5,283,858
103,418	Scout24 S.E.	7,325,347
		21,376,719

	INDIA — 1.7%
956,849	Muthoot Microfin Ltd.*	2,887,894
352,433	UPL Ltd.	2,487,163
		5,375,057

	ITALY — 1.5%
502,124	Technoprobe S.p.A.*	4,792,296

	JAPAN — 17.4%
143,000	BayCurrent Consulting, Inc.	5,021,227
74,700	GMO Payment Gateway, Inc.	5,190,855
303,200	Integral Corp.*	5,719,943
181,960	Japan Elevator Service Holdings Co., Ltd.	3,017,181
130,900	Jeol Ltd.	5,746,603
116,740	Kobe Bussan Co., Ltd.	3,449,212
206,400	M&A Research Institute Holdings, Inc.*	6,550,638
273,900	Plus Alpha Consulting Co., Ltd.	5,511,023
259,100	Rakus Co., Ltd.	4,800,700
22,900	SHIFT, Inc.*	5,817,575
54,600	Visional, Inc.*	3,477,362
		54,302,319

	MEXICO — 6.4%
463,014	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR*	4,343,071
451,836	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	4,783,113
632,227	Prologis Property Mexico S.A. de C.V. - REIT	3,006,439
379,300	Qualitas Controladora S.A.B. de C.V.	3,832,536
422,300	Regional S.A.B. de C.V.	4,035,488
		20,000,647

	NETHERLANDS — 1.7%
47,232	Elastic N.V.*	5,323,046

	NORWAY — 3.1%
1,781,556	AutoStore Holdings Ltd.*	3,503,528
135,120	Kongsberg Gruppen A.S.A.	6,189,514
		9,693,042

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	RUSSIA — 0.0%
781,116	Cian PLC - ADR*,1	$—

	SAUDI ARABIA — 2.5%
106,473	Aldrees Petroleum and Transport Services Co.	5,019,847
50,076	Bupa Arabia for Cooperative Insurance Co.	2,846,988
		7,866,835

	SOUTH KOREA — 1.9%
89,997	Hana Materials, Inc.*	3,484,743
72,948	HPSP Co., Ltd.*	2,463,474
		5,948,217

	SWEDEN — 10.7%
391,131	Beijer Ref A.B.	5,231,316
790,651	Fortnox A.B.	4,725,359
339,670	Munters Group A.B.	5,506,196
650,041	NCAB Group A.B.	4,720,903
239,718	Nordnet A.B. publ	4,064,185
96,965	Saab A.B. - Class B	5,841,300
114,654	Thule Group A.B.	3,120,386
		33,209,645

	SWITZERLAND — 3.7%
42,664	Bachem Holding A.G.	3,297,063
504,452	Global Blue Group Holding A.G.*	2,386,058
254,064	Medmix A.G.[2]	5,739,170
		11,422,291

	UNITED KINGDOM — 11.1%
2,076,499	Baltic Classifieds Group PLC	6,259,936
598,565	Bytes Technology Group PLC	4,669,494
89,630	Diploma PLC	4,092,475
31,218	Games Workshop Group PLC	3,927,618
516,600	RS GROUP PLC	5,397,137
562,226	Wise PLC - Class A*	6,263,678
143,931	Wizz Air Holdings PLC*	4,056,487
		34,666,825

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	VIETNAM — 1.6%
1,251,045	FPT Corp.	$4,955,297
	TOTAL COMMON STOCKS
	(Cost $279,316,996)	307,393,009
	SHORT-TERM INVESTMENTS — 1.3%
4,008,134	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.14%[3]	4,008,134
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,008,134)	4,008,134

	TOTAL INVESTMENTS — 100.0%
	(Cost $283,325,130)	311,401,143
	Other Assets in Excess of Liabilities — 0.0%	70,678
	TOTAL NET ASSETS — 100.0%	$311,471,821

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $0.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $5,739,170, which represents 1.84% of total net assets of the Fund.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

SUMMARY OF INVESTMENTS

As of December 31, 2023

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	32.2%
Industrials	22.6%
Financials	10.9%
Consumer Discretionary	10.4%
Health Care	8.9%
Energy	5.0%
Communications	4.3%
Consumer Staples	2.6%
Real Estate	1.0%
Materials	0.8%
Total Common Stocks	98.7%
Short-Term Investments	1.3%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS — 98.0%
	COMMUNICATIONS — 1.5%
12,011	IAC, Inc.*	$629,136

	CONSUMER DISCRETIONARY — 9.1%
7,427	Boot Barn Holdings, Inc.*	570,096
13,212	Caesars Entertainment, Inc.*	619,379
7,912	Fox Factory Holding Corp.*	533,902
9,391	Planet Fitness, Inc. - Class A*	685,543
5,714	Texas Roadhouse, Inc.	698,422
2,310	Wingstop, Inc.	592,700
		3,700,042

	CONSUMER STAPLES — 5.8%
2,574	Casey's General Stores, Inc.	707,181
4,342	Five Below, Inc.*	925,541
10,417	Performance Food Group Co.*	720,335
		2,353,057

	ENERGY — 3.6%
12,404	Matador Resources Co.	705,291
55,876	Permian Resources Corp.	759,914
		1,465,205

	FINANCIALS — 4.9%
5,191	Evercore, Inc. - Class A	887,921
3,112	Primerica, Inc.	640,325
6,814	Western Alliance Bancorp	448,293
		1,976,539

	HEALTH CARE — 17.5%
7,922	Arrowhead Pharmaceuticals, Inc.*	242,413
9,280	AtriCure, Inc.*	331,203
4,546	Axsome Therapeutics, Inc.*	361,816
10,370	Azenta, Inc.*	675,502
12,494	Bridgebio Pharma, Inc.*	504,383
13,204	Halozyme Therapeutics, Inc.*	488,020
4,628	Immunovant, Inc.*	194,978
14,326	Insmed, Inc.*	443,963
5,277	iRhythm Technologies, Inc.*	564,850
1,563	Karuna Therapeutics, Inc.*	494,705
7,180	Keros Therapeutics, Inc.*	285,477
6,304	Natera, Inc.*	394,883
2,544	Repligen Corp.*	457,411
13,584	Rocket Pharmaceuticals, Inc.*	407,112
1,911	Shockwave Medical, Inc.*	364,160

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
21,086	Surgery Partners, Inc.*	$674,541
4,512	Ultragenyx Pharmaceutical, Inc.*	215,764
		7,101,181

	INDUSTRIALS — 20.2%
8,645	AMN Healthcare Services, Inc.*	647,337
4,893	Applied Industrial Technologies, Inc.	844,972
9,178	Casella Waste Systems, Inc. - Class A*	784,352
16,678	Cognex Corp.	696,140
13,734	CryoPort, Inc.*	212,740
6,863	John Bean Technologies Corp.	682,525
19,230	Mercury Systems, Inc.*	703,241
5,947	Regal Rexnord Corp.	880,275
1,603	Saia, Inc.*	702,467
4,025	Tetra Tech, Inc.	671,893
8,185	Timken Co.	656,028
15,903	WillScot Mobile Mini Holdings Corp.*	707,683
		8,189,653

	MATERIALS — 5.3%
16,630	Avient Corp.	691,309
9,908	Trex Co., Inc.*	820,283
4,965	UFP Industries, Inc.	623,356
		2,134,948

	REAL ESTATE — 1.5%
10,620	Rexford Industrial Realty, Inc. - REIT	595,782

	TECHNOLOGY — 28.6%
20,866	ACI Worldwide, Inc.*	638,500
2,985	Appfolio, Inc. - Class A*	517,121
9,604	BILL Holdings, Inc.*	783,590
5,729	Euronet Worldwide, Inc.*	581,436
11,765	Five9, Inc.*	925,788
8,170	MACOM Technology Solutions Holdings, Inc.*	759,402
7,829	Power Integrations, Inc.	642,839
22,603	Privia Health Group, Inc.*	520,547
10,252	Procore Technologies, Inc.*	709,643
9,490	Rambus, Inc.*	647,693
4,863	Science Applications International Corp.	604,568
7,942	Shift4 Payments, Inc. - Class A*	590,408
16,645	Smartsheet, Inc. - Class A*	795,964
4,193	SPS Commerce, Inc.*	812,771
1,689	Super Micro Computer, Inc.*	480,115

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
4,621	WEX, Inc.*	$899,016
10,738	WNS Holdings Ltd. - ADR*	678,642
		11,588,043
	TOTAL COMMON STOCKS
	(Cost $33,452,306)	39,733,586
	SHORT-TERM INVESTMENTS — 2.2%
876,598	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.14%[1]	876,598
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $876,598)	876,598

	TOTAL INVESTMENTS — 100.2%
	(Cost $34,328,904)	40,610,184
	Liabilities in Excess of Other Assets — (0.2)%	(83,127)
	TOTAL NET ASSETS — 100.0%	$40,527,057

ADR – American Depository Receipt

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Small Cap Growth Fund

SUMMARY OF INVESTMENTS

As of December 31, 2023

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	28.6%
Industrials	20.2%
Health Care	17.5%
Consumer Discretionary	9.1%
Consumer Staples	5.8%
Materials	5.3%
Financials	4.9%
Energy	3.6%
Communications	1.5%
Real Estate	1.5%
Total Common Stocks	98.0%
Short-Term Investments	2.2%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM SMID Quality Value Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS — 96.6%
	COMMUNICATIONS — 4.4%
59,200	GoDaddy, Inc. - Class A*	$6,284,672

	CONSUMER DISCRETIONARY — 17.4%
48,900	Beacon Roofing Supply, Inc.*	4,255,278
31,700	CarMax, Inc.*	2,432,658
32,300	Dorman Products, Inc.*	2,694,143
55,200	Masco Corp.	3,697,296
7,500	Pool Corp.	2,990,325
55,700	Wyndham Hotels & Resorts, Inc.	4,478,837
83,800	YETI Holdings, Inc.*	4,339,164
		24,887,701

	CONSUMER STAPLES — 6.3%
127,200	Grocery Outlet Holding Corp.*	3,429,312
22,800	Inter Parfums, Inc.	3,283,428
13,700	Lancaster Colony Corp.	2,279,543
		8,992,283

	FINANCIALS — 6.7%
75,900	Brown & Brown, Inc.	5,397,249
14,400	Enstar Group Ltd.*	4,238,640
		9,635,889

	HEALTH CARE — 7.1%
33,800	Addus HomeCare Corp.*	3,138,330
35,900	Ensign Group, Inc.	4,028,339
29,436	ICU Medical, Inc.*	2,935,946
		10,102,615

	INDUSTRIALS — 26.8%
145,000	API Group Corp.*	5,017,000
89,600	AZEK Co., Inc.*	3,427,200
19,200	EMCOR Group, Inc.	4,136,256
46,400	Graco, Inc.	4,025,664
242,600	Hayward Holdings, Inc.*	3,299,360
22,800	Landstar System, Inc.	4,415,220
344,800	R1 RCM, Inc.*	3,644,536
23,300	SiteOne Landscape Supply, Inc.*	3,786,250
12,500	Tetra Tech, Inc.	2,086,625
10,500	Watsco, Inc.	4,498,935
		38,337,046

	MATERIALS — 6.5%
46,700	Ashland, Inc.	3,937,277

WCM SMID Quality Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS (Continued)
234,400	Element Solutions, Inc.	$5,424,016
		9,361,293

	REAL ESTATE — 3.4%
26,000	Jones Lang LaSalle, Inc.*	4,910,620

	TECHNOLOGY — 18.0%
30,400	Booz Allen Hamilton Holding Corp.	3,888,464
44,500	Entegris, Inc.	5,331,990
35,100	MKS Instruments, Inc.	3,610,737
25,300	PTC, Inc.*	4,426,488
229,300	Verra Mobility Corp.*	5,280,779
11,600	Zebra Technologies Corp. - Class A*	3,170,628
		25,709,086

	TOTAL COMMON STOCKS
	(Cost $104,854,978)	138,221,205
	SHORT-TERM INVESTMENTS — 3.5%
5,010,082	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.14%[1]	5,010,082
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,010,082)	5,010,082

	TOTAL INVESTMENTS — 100.1%
	(Cost $109,865,060)	143,231,287
	Liabilities in Excess of Other Assets — (0.1)%	(148,407)
	TOTAL NET ASSETS — 100.0%	$143,082,880

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM SMID Quality Value Fund

SUMMARY OF INVESTMENTS

As of December 31, 2023

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	26.8%
Technology	18.0%
Consumer Discretionary	17.4%
Health Care	7.1%
Financials	6.7%
Materials	6.5%
Consumer Staples	6.3%
Communications	4.4%
Real Estate	3.4%
Total Common Stocks	96.6%
Short-Term Investments	3.5%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM China Quality Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS — 94.3%
	CHINA — 80.2%
5,100	Acrobiosystems Co., Ltd. - Class A	$42,384
10,980	Asymchem Laboratories Tianjin Co., Ltd. - Class H	127,961
28,200	Beijing New Building Materials PLC - Class A	92,884
220,000	China Overseas Property Holdings Ltd.	165,102
10,803	Circuit Fabology Microelectronics Equipment Co., Ltd. - Class A*	130,038
4,100	Eastroc Beverage Group Co., Ltd. - Class A	105,509
30,400	Fuyao Glass Industry Group Co., Ltd. - Class H	147,941
28,100	Hangzhou Oxygen Plant Group Co., Ltd. - Class A	115,733
15,700	Huali Industrial Group Co., Ltd. - Class A	116,529
10,444	Hundsun Technologies, Inc. - Class A	42,352
800	Kweichow Moutai Co., Ltd. - Class A	194,693
60,500	Li Ning Co., Ltd.	161,933
32,200	NARI Technology Co., Ltd. - Class A	101,337
876	PDD Holdings, Inc. - ADR*	128,168
27,568	Qingdao Haier Biomedical Co., Ltd. - Class A	157,505
40,057	Qingdao Hiron Commercial Cold Chain Co., Ltd. - Class A	85,624
25,600	Shandong Sinocera Functional Material Co., Ltd. - Class A	83,454
59,600	Shenzhen H&T Intelligent Control Co., Ltd. - Class A	120,087
2,800	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	114,729
21,800	Shenzhou International Group Holdings Ltd.	224,463
18,450	Sunresin New Materials Co., Ltd. - Class A	138,033
9,950	Tencent Holdings Ltd.	374,120
52,200	Warom Technology, Inc. Co. - Class A	146,910
17,064	WuXi AppTec Co., Ltd. - Class H	173,623
7,100	Xi'an Sinofuse Electric Co., Ltd. - Class A	130,904
46,600	Zhejiang Jiemei Electronic & Technology Co., Ltd. - Class A	163,936
4,198	ZTO Express Cayman, Inc. - ADR	89,333
		3,675,285

	HONG KONG — 10.1%
27,551	AIA Group Ltd.	240,103
3,100	Hong Kong Exchanges & Clearing Ltd.	106,397
9,528	Techtronic Industries Co., Ltd.	113,540
		460,040

	NETHERLANDS — 1.8%
14,000	Prosus N.V. - ADR	83,300

	TAIWAN — 2.2%
3,104	Airtac International Group	102,150

	TOTAL COMMON STOCKS
	(Cost $5,131,124)	4,320,775

WCM China Quality Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023

Principal Amount		Value
	BANK DEPOSIT INVESTMENTS — 4.2%
$192,430	UMB Bank, Money Market Special II, 5.18%[1]	$192,430
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $192,430)	192,430

	TOTAL INVESTMENTS — 98.5%
	(Cost $5,323,554)	4,513,205
	Other Assets in Excess of Liabilities — 1.5%	68,501
	TOTAL NET ASSETS — 100.0%	$4,581,706

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM China Quality Growth Fund

SUMMARY OF INVESTMENTS

As of December 31, 2023

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	19.8%
Industrials	16.8%
Health Care	13.4%
Materials	13.0%
Communications	10.0%
Financials	7.6%
Consumer Staples	6.6%
Real Estate	3.6%
Technology	3.5%
Total Common Stocks	94.3%
Bank Deposit Investments	4.2%
Total Investments	98.5%
Other Assets in Excess of Liabilities	1.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Developing World Equity Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS — 101.1%
	ARGENTINA — 2.7%
36	MercadoLibre, Inc.*	$56,575

	BRAZIL — 5.3%
48,200	Hapvida Participacoes e Investimentos S.A.*	44,156
9,300	TOTVS S.A.	64,500
		108,656

	CANADA — 4.2%
555	Canadian Pacific Kansas City Ltd.	43,911
4,521	Ivanhoe Mines Ltd. - Class A*	43,842
		87,753

	CHINA — 11.3%
8,160	Glodon Co., Ltd. - Class A	19,721
1,100	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	45,072
5,900	Shenzhou International Group Holdings Ltd.	60,749
1,700	Tencent Holdings Ltd.	63,920
4,300	WuXi AppTec Co., Ltd. - Class H	43,752
		233,214

	HONG KONG — 8.3%
12,214	AIA Group Ltd.	106,443
1,900	Hong Kong Exchanges & Clearing Ltd.	65,211
		171,654

	HUNGARY — 2.8%
2,306	Richter Gedeon Nyrt	58,163

	INDIA — 11.1%
3,400	Bharti Airtel Ltd.	42,174
1,370	HDFC Bank Ltd. - ADR	91,941
2,028	ICICI Bank Ltd. - ADR	48,348
1,031	Tata Consultancy Services Ltd.	46,999
		229,462

	INDONESIA — 4.9%
42,330	Bank Central Asia Tbk P.T.	25,843
295,932	Telkom Indonesia Persero Tbk P.T.	75,919
		101,762

	MALAYSIA — 2.0%
31,600	IHH Healthcare Bhd	41,469

WCM Developing World Equity Fund

SCHEDULE OF INVESTMENTS – Continued

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO — 5.4%
3,669	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	$64,048
21,516	Megacable Holdings S.A.B. de C.V.	48,047
		112,095

	NETHERLANDS — 3.0%
48	Adyen N.V.*	61,820

	PERU — 3.6%
503	Credicorp Ltd.	75,415

	SINGAPORE — 4.7%
4,477	United Overseas Bank Ltd.	96,508

	SOUTH AFRICA — 3.4%
3,033	Bid Corp. Ltd.	70,741

	SOUTH KOREA — 6.8%
3,573	Coupang, Inc.*	57,847
1,356	Samsung Electronics Co., Ltd.	82,305
		140,152

	SWEDEN — 3.3%
3,197	Sandvik A.B.	69,131

	SWITZERLAND — 2.4%
571	SGS S.A.	49,245

	TAIWAN — 5.9%
8,304	Feng TAY Enterprise Co., Ltd.	47,350
725	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	75,400
		122,750

	UNITED KINGDOM — 4.7%
407	AstraZeneca PLC	54,993
1,492	Wizz Air Holdings PLC*	42,050
		97,043

	UNITED STATES — 5.3%
1,890	Baker Hughes Co.	64,600

WCM Developing World Equity Fund

SCHEDULE OF INVESTMENTS – Continued

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
446	Exxon Mobil Corp.	$44,591
		109,191

	TOTAL COMMON STOCKS
	(Cost $1,967,482)	2,092,799

Principal Amount
	BANK DEPOSIT INVESTMENTS — 2.0%
$41,346	UMB Bank, Money Market Special II, 5.18%[1]	41,346
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $41,346)	41,346

	TOTAL INVESTMENTS — 103.1%
	(Cost $2,008,828)	2,134,145
	Liabilities in Excess of Other Assets — (3.1)%	(63,695)
	TOTAL NET ASSETS — 100.0%	$2,070,450

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Developing World Equity Fund

SUMMARY OF INVESTMENTS

As of December 31, 2023

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	24.6%
Technology	16.9%
Health Care	13.9%
Industrials	13.0%
Communications	11.1%
Consumer Discretionary	10.8%
Energy	5.3%
Consumer Staples	3.4%
Materials	2.1%
Total Common Stocks	101.1%
Bank Deposit Investments	2.0%
Total Investments	103.1%
Liabilities in Excess of Other Assets	(3.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM International Equity Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS — 94.7%
	ARGENTINA — 1.3%
720	MercadoLibre, Inc.*	$1,131,509

	CANADA — 8.0%
34,420	Canadian National Railway Co.	4,326,203
8,990	Intact Financial Corp.	1,383,066
135,940	Ivanhoe Mines Ltd. - Class A*	1,318,262
		7,027,531

	DENMARK — 2.1%
17,470	Novo Nordisk A.S. - Class B	1,806,064

	FRANCE — 3.6%
10,550	Airbus S.E.	1,628,041
5,620	Sartorius Stedim Biotech	1,485,968
		3,114,009

	GERMANY — 3.0%
57,190	Evotec S.E.*	1,343,567
47,100	Hensoldt A.G.	1,268,757
		2,612,324

	HONG KONG — 3.3%
332,080	AIA Group Ltd.	2,894,031

	HUNGARY — 1.8%
62,760	Richter Gedeon Nyrt	1,582,960

	INDIA — 3.6%
46,990	HDFC Bank Ltd. - ADR	3,153,499

	INDONESIA — 2.7%
9,216,100	Telkom Indonesia Persero Tbk P.T.	2,364,330

	IRELAND — 4.9%
5,950	Accenture PLC - Class A	2,087,914
7,680	Aon PLC - Class A	2,235,034
		4,322,948

	JAPAN — 4.1%
13,495	Daikin Industries Ltd.	2,199,876
125,100	MonotaRO Co., Ltd.	1,365,897
		3,565,773

WCM International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO — 2.9%
68,480	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	$1,195,426
590,030	Megacable Holdings S.A.B. de C.V.	1,317,587
		2,513,013

	NETHERLANDS — 3.1%
2,120	Adyen N.V.*	2,730,395

	PERU — 2.7%
16,020	Credicorp Ltd.	2,401,879

	SINGAPORE — 4.4%
179,013	United Overseas Bank Ltd.	3,858,857

	SOUTH KOREA — 2.7%
39,240	Samsung Electronics Co., Ltd.	2,381,744

	SPAIN — 3.5%
233,470	Iberdrola S.A.	3,059,493

	SWEDEN — 3.1%
127,560	Sandvik A.B.	2,758,334

	SWITZERLAND — 4.5%
21,920	Alcon, Inc.	1,712,390
26,190	SGS S.A.	2,258,736
		3,971,126

	TAIWAN — 1.6%
242,960	Feng TAY Enterprise Co., Ltd.	1,385,380

	UNITED KINGDOM — 16.3%
57,440	AstraZeneca PLC - ADR	3,868,584
121,360	Compass Group PLC	3,319,803
27,350	London Stock Exchange Group PLC	3,233,192
128,770	Persimmon PLC	2,279,943
141,020	Wise PLC - Class A*	1,571,083
		14,272,605

	UNITED STATES — 11.5%
76,930	Baker Hughes Co.	2,629,468
17,850	Exxon Mobil Corp.	1,784,643
30,270	International Flavors & Fragrances, Inc.	2,450,962

WCM International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
7,520	Mastercard, Inc. - Class A	$3,207,355
		10,072,428

	TOTAL COMMON STOCKS
	(Cost $74,480,330)	82,980,232
	SHORT-TERM INVESTMENTS — 5.1%
4,452,236	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.14%[1]	4,452,236
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,452,236)	4,452,236

	TOTAL INVESTMENTS — 99.8%
	(Cost $78,932,566)	87,432,468
	Other Assets in Excess of Liabilities — 0.2%	152,084
	TOTAL NET ASSETS — 100.0%	$87,584,552

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM International Equity Fund

SUMMARY OF INVESTMENTS

As of December 31, 2023

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	21.9%
Industrials	20.2%
Technology	15.1%
Health Care	13.5%
Consumer Discretionary	7.0%
Energy	5.0%
Materials	4.3%
Communications	4.2%
Utilities	3.5%
Total Common Stocks	94.7%
Short-Term Investments	5.1%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused International Value Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS — 97.0%
	BELGIUM — 3.9%
1,440	D'ieteren Group	$281,228
2,270	KBC Group N.V.	147,156
		428,384

	BRAZIL — 1.9%
26,000	NU Holdings Ltd. - Class A*	216,580

	CANADA — 10.6%
4,050	Brookfield Asset Management Ltd. - Class A	162,688
3,850	Brookfield Corp.	154,462
4,610	Canadian Natural Resources Ltd.	302,047
2,780	CGI, Inc.*	298,044
1,870	TFI International, Inc.	254,283
		1,171,524

	CHINA — 3.9%
1,610	Baidu, Inc. - ADR*	191,735
33,100	China Mengniu Dairy Co., Ltd.*	89,018
1,610	NetEase, Inc. - ADR	149,988
		430,741

	FRANCE — 3.6%
880	Capgemini S.E.	183,374
1,050	Schneider Electric S.E.	210,719
		394,093

	GERMANY — 12.3%
1,040	adidas A.G.	211,445
13,300	Deutsche Telekom A.G.	319,359
4,970	Infineon Technologies A.G.	207,403
1,425	Merck KGaA	226,697
490	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	202,913
5,394	Schott Pharma A.G. & Co. KGaA*	200,087
		1,367,904

	HONG KONG — 0.7%
7,040	Techtronic Industries Co., Ltd.	83,892

	INDIA — 3.9%
10,450	ICICI Bank Ltd. - ADR	249,128
2,890	Reliance Industries Ltd. - GDR	180,625
		429,753

WCM Focused International Value Fund

SCHEDULE OF INVESTMENTS – Continued

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	IRELAND — 4.7%
985	ICON PLC*	$278,824
1,010	Trane Technologies PLC	246,339
		525,163

	ISRAEL — 1.2%
680	Nice Ltd. - ADR*	135,667

	ITALY — 1.6%
3,250	Recordati Industria Chimica e Farmaceutica S.p.A.	175,202

	JAPAN — 14.2%
9,000	Advantest Corp.	306,191
3,300	FUJIFILM Holdings Corp.	198,304
5,200	Recruit Holdings Co., Ltd.	219,912
3,500	Sony Group Corp. - ADR	331,415
3,600	Square Enix Holdings Co., Ltd.	129,268
5,700	TechnoPro Holdings, Inc.	150,181
1,300	Tokyo Electron Ltd.	232,848
		1,568,119

	MEXICO — 4.0%
10,360	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	180,850
25,800	Grupo Financiero Banorte S.A.B. de C.V. - Class O	259,443
		440,293

	RUSSIA — 0.0%
34,600	Sberbank of Russia PJSC - ADR*,1	—

	SWEDEN — 3.8%
13,310	Atlas Copco A.B. - A Shares	229,023
8,770	Sandvik A.B.	189,641
		418,664

	SWITZERLAND — 7.8%
820	Chubb Ltd.	185,320
45,500	Glencore PLC	273,812
13,000	UBS Group A.G.	401,700
		860,832

	TAIWAN — 1.9%
2,040	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	212,160

WCM Focused International Value Fund

SCHEDULE OF INVESTMENTS – Continued

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	THAILAND — 2.0%
1,140	Fabrinet*	$216,976

	UNITED KINGDOM — 13.0%
8,000	3i Group PLC	246,883
2,740	AstraZeneca PLC - ADR	184,539
21,600	Haleon PLC - ADR	177,768
1,900	London Stock Exchange Group PLC	224,609
5,400	RELX PLC - ADR	214,164
103,000	Rolls-Royce Holdings PLC*	393,488
		1,441,451

	UNITED STATES — 2.0%
4,250	Schlumberger N.V.	221,170
	TOTAL COMMON STOCKS
	(Cost $9,711,072)	10,738,568
	SHORT-TERM INVESTMENTS — 1.9%
205,904	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.14%[2]	205,904
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $205,904)	205,904

	TOTAL INVESTMENTS — 98.9%
	(Cost $9,916,976)	10,944,472
	Other Assets in Excess of Liabilities — 1.1%	125,443
	TOTAL NET ASSETS — 100.0%	$11,069,915

ADR – American Depository Receipt

GDR – Global Depository Receipt

PJSC – Public Joint Stock Company

PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $0.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused International Value Fund

SUMMARY OF INVESTMENTS

As of December 31, 2023

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	22.5%
Financials	22.1%
Industrials	18.1%
Health Care	11.4%
Communications	7.1%
Energy	6.4%
Consumer Discretionary	4.5%
Materials	2.5%
Consumer Staples	2.4%
Total Common Stocks	97.0%
Short-Term Investments	1.9%
Total Investments	98.9%
Other Assets in Excess of Liabilities	1.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS — 96.2%
	ARGENTINA — 3.3%
5,140	Globant S.A.*	$1,223,217

	AUSTRALIA — 4.6%
3,800	Atlassian Corp. - Class A*	903,868
203,670	Steadfast Group Ltd.	807,741
		1,711,609

	BELGIUM — 2.6%
4,840	D'ieteren Group	945,237

	BERMUDA — 1.9%
9,620	Arch Capital Group Ltd.*	714,477

	BRAZIL — 2.0%
88,190	NU Holdings Ltd. - Class A*	734,623

	CANADA — 8.4%
350	Constellation Software, Inc.	867,742
1,480	Lululemon Athletica, Inc.*	756,709
40,990	PrairieSky Royalty Ltd.	717,657
5,620	TFI International, Inc.	764,432
		3,106,540

	CHINA — 2.5%
89,500	Shenzhou International Group Holdings Ltd.	921,534

	DENMARK — 2.3%
8,170	Novo Nordisk A.S. - Class B	844,622

	FAROE ISLANDS — 1.6%
11,270	Bakkafrost P/F	590,128

	FRANCE — 4.7%
13,460	Edenred S.E.	804,509
7,170	Gaztransport Et Technigaz S.A.	949,087
		1,753,596

	GERMANY — 3.1%
16,210	Scout24 S.E.	1,148,193

	INDIA — 1.5%
11,490	Divi's Laboratories Ltd.	539,043

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	IRELAND — 7.2%
3,340	Flutter Entertainment PLC*	$593,494
7,990	Ryanair Holdings PLC - ADR*	1,065,546
4,630	STERIS PLC	1,017,906
		2,676,946

	ITALY — 4.0%
50,650	Davide Campari-Milano N.V.	571,196
14,910	Moncler S.p.A.	916,855
		1,488,051

	JAPAN — 12.5%
19,310	BayCurrent Consulting, Inc.	678,041
6,220	Disco Corp.	1,543,090
11,828	GMO Payment Gateway, Inc.	821,920
25,200	Kobe Bussan Co., Ltd.	744,562
3,167	Lasertec Corp.	834,875
		4,622,488

	MEXICO — 4.3%
6,500	Fomento Economico Mexicano S.A.B. de C.V. - ADR	847,275
68,840	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	728,737
		1,576,012

	NETHERLANDS — 9.7%
700	Adyen N.V.*	901,546
2,180	ASM International N.V.	1,131,034
7,350	Elastic N.V.*	828,345
8,210	Euronext N.V.	712,869
		3,573,794

	NORWAY — 1.5%
287,080	AutoStore Holdings Ltd.*	564,559

	RUSSIA — 0.0%
9,200	Yandex N.V. - Class A*,1	—

	SOUTH KOREA — 1.3%
29,750	Coupang, Inc.*	481,653

	SPAIN — 1.6%
8,350	Amadeus IT Group S.A.	598,088

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN — 4.2%
6,770	Evolution A.B.	$806,941
12,240	Saab A.B. - Class B	737,354
		1,544,295

	SWITZERLAND — 4.8%
5,900	Bachem Holding A.G.	455,950
530	Mettler-Toledo International, Inc.*	642,869
2,090	Sika A.G.	680,101
		1,778,920

	UNITED KINGDOM — 6.6%
31,650	3i Group PLC	976,732
27,080	Compass Group PLC	740,773
24,610	Halma PLC	716,498
		2,434,003

	TOTAL COMMON STOCKS
	(Cost $30,240,363)	35,571,628
	WARRANTS — 0.0%
	CANADA — 0.0%
345	Constellation Software, Inc. (Expires 4/01/2040)*,1	—
	TOTAL WARRANTS
	(Cost $0)	—
	SHORT-TERM INVESTMENTS — 3.8%
1,386,722	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.14%[2]	1,386,722
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,386,722)	1,386,722

	TOTAL INVESTMENTS — 100.0%
	(Cost $31,627,085)	36,958,350
	Other Assets in Excess of Liabilities — 0.0%	13,183
	TOTAL NET ASSETS — 100.0%	$36,971,533

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $0.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused International Opportunities Fund

SUMMARY OF INVESTMENTS

As of December 31, 2023

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	29.5%
Industrials	15.0%
Consumer Discretionary	14.7%
Financials	10.7%
Health Care	9.5%
Consumer Staples	7.4%
Energy	4.5%
Communications	3.1%
Materials	1.8%
Total Common Stocks	96.2%
Warrants	0.0%
Short-Term Investments	3.8%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Mid Cap Quality Value Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS — 99.2%
	COMMUNICATIONS — 4.8%
409	GoDaddy, Inc. - Class A*	$43,419
	CONSUMER DISCRETIONARY — 15.7%
358	CarMax, Inc.*	27,473
471	Masco Corp.	31,547
61	Pool Corp.	24,321
348	Wyndham Hotels & Resorts, Inc.	27,983
597	YETI Holdings, Inc.*	30,913
		142,237
	FINANCIALS — 7.2%
585	Brown & Brown, Inc.	41,600
17	Markel Group, Inc.*	24,138
		65,738
	HEALTH CARE — 9.0%
42	Chemed Corp.	24,559
100	Molina Healthcare, Inc.*	36,131
171	Zimmer Biomet Holdings, Inc.	20,811
		81,501
	INDUSTRIALS — 19.5%
323	Graco, Inc.	28,024
116	IDEX Corp.	25,185
159	Landstar System, Inc.	30,790
2,155	R1 RCM, Inc.*	22,778
151	SiteOne Landscape Supply, Inc.*	24,538
81	Tetra Tech, Inc.	13,521
75	Watsco, Inc.	32,135
		176,971
	MATERIALS — 15.8%
292	Ashland, Inc.	24,619
308	Ball Corp.	17,716
100	Carlisle Cos., Inc.	31,243
1,505	Element Solutions, Inc.	34,826
427	Trex Co., Inc.*	35,351
		143,755
	REAL ESTATE — 5.8%
246	CBRE Group, Inc. - Class A*	22,900
156	Jones Lang LaSalle, Inc.*	29,464
		52,364

WCM Mid Cap Quality Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 21.4%
250	Booz Allen Hamilton Holding Corp.	$31,978
182	CDW Corp.	41,372
334	Entegris, Inc.	40,020
222	MKS Instruments, Inc.	22,837
197	PTC, Inc.*	34,467
87	Zebra Technologies Corp. - Class A*	23,780
		194,454
	TOTAL COMMON STOCKS
	(Cost $743,564)	900,439

Principal Amount
	BANK DEPOSIT INVESTMENTS — 1.9%
$16,684	UMB Bank, Money Market Special II, 5.18%[1]	16,684
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $16,684)	16,684

	TOTAL INVESTMENTS — 101.1%
	(Cost $760,248)	917,123
	Liabilities in Excess of Other Assets — (1.1)%	(9,718)
	TOTAL NET ASSETS — 100.0%	$907,405

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Mid Cap Quality Value Fund

SUMMARY OF INVESTMENTS

As of December 31, 2023

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	21.4%
Industrials	19.5%
Materials	15.8%
Consumer Discretionary	15.7%
Health Care	9.0%
Financials	7.2%
Real Estate	5.8%
Communications	4.8%
Total Common Stocks	99.2%
Bank Deposit Investments	1.9%
Total Investments	101.1%
Liabilities in Excess of Other Assets	(1.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets ex China Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS — 97.9%
	ARGENTINA — 2.6%
710	Globant S.A.*	$168,966

	BRAZIL — 10.7%
8,400	Equatorial Energia S.A.	61,769
40,100	GPS Participacoes e Empreendimentos S.A.	155,609
11,139	Localiza Rent a Car S.A.	145,842
21,649	NU Holdings Ltd. - Class A*	180,336
10,200	Porto Seguro S.A.	60,348
14,300	TOTVS S.A.	99,178
		703,082

	CANADA — 2.6%
5,716	Celestica, Inc.*	167,364

	INDIA — 14.6%
52,972	Bharat Electronics Ltd.	117,257
1,389	Divi's Laboratories Ltd.	65,164
5,532	Elecon Engineering Co., Ltd.	61,623
14,740	ICICI Bank Ltd.	176,532
7,434	Kotak Mahindra Bank Ltd.	170,462
6,082	Muthoot Finance Ltd.	107,901
4,718	Poly Medicure Ltd.	84,473
12,072	UPL Ltd.	85,194
1,443	WNS Holdings Ltd. - ADR*	91,198
		959,804

	INDONESIA — 5.0%
292,600	Bank Central Asia Tbk P.T.	178,635
379,800	Bank Mandiri Persero Tbk P.T.	149,236
		327,871

	MEXICO — 13.4%
68,100	Becle S.A.B. de C.V.	133,425
1,918	Fomento Economico Mexicano S.A.B. de C.V. - ADR	250,011
18	GMexico Transportes S.A.B. de C.V.	41
11,608	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	122,882
14,000	Qualitas Controladora S.A.B. de C.V.	141,459
15,100	Regional S.A.B. de C.V.	144,295
20,600	Wal-Mart de Mexico S.A.B. de C.V.	86,823
		878,936

	NETHERLANDS — 1.7%
761	BE Semiconductor Industries N.V.	114,637

WCM Focused Emerging Markets ex China Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	PERU — 2.4%
1,045	Credicorp Ltd.	$156,677

	POLAND — 4.0%
893	Dino Polska S.A.*	104,555
11,457	InPost S.A.*	158,296
		262,851

	SAUDI ARABIA — 7.5%
6,648	Aldrees Petroleum and Transport Services Co.	313,431
3,156	Bupa Arabia for Cooperative Insurance Co.	179,429
		492,860

	SOUTH AFRICA — 3.9%
3,245	Bid Corp. Ltd.	75,686
1,080	Capitec Bank Holdings Ltd.	119,637
3,215	Clicks Group Ltd.	57,245
		252,568

	SOUTH KOREA — 10.3%
9,381	Coupang, Inc.*	151,878
1,554	Hana Materials, Inc.*	60,172
2,008	HPSP Co., Ltd.*	67,811
6,477	Samsung Electronics Co., Ltd.	393,133
		672,994

	TAIWAN — 10.7%
49	Advantech Co., Ltd.	594
2,300	Airtac International Group	75,691
2,266	King Slide Works Co., Ltd.	67,484
9,000	Nien Made Enterprise Co., Ltd.	103,517
23,487	Taiwan Semiconductor Manufacturing Co., Ltd.	453,815
		701,101

	THAILAND — 3.0%
1,042	Fabrinet*	198,324

	UNITED KINGDOM — 2.9%
35,836	Baltic Classifieds Group PLC	108,034
2,829	Wizz Air Holdings PLC*	79,731
		187,765

WCM Focused Emerging Markets ex China Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES — 2.6%
579	EPAM Systems, Inc.*	$172,160
	TOTAL COMMON STOCKS
	(Cost $5,670,860)	6,417,960
	RIGHTS — 0.0%
	BRAZIL — 0.0%
40	Localiza Rent a Car S.A. (Expires 3/11/2024)*	165
	TOTAL RIGHTS
	(Cost $0)	165

Principal Amount
	BANK DEPOSIT INVESTMENTS — 2.3%
$152,320	UMB Bank, Money Market Special II, 5.18%[1]	152,320
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $152,320)	152,320

	TOTAL INVESTMENTS — 100.2%
	(Cost $5,823,180)	6,570,445
	Liabilities in Excess of Other Assets — (0.2)%	(11,007)
	TOTAL NET ASSETS — 100.0%	$6,559,438

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets ex China Fund

SUMMARY OF INVESTMENTS

As of December 31, 2023

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	30.3%
Financials	26.9%
Industrials	12.8%
Consumer Staples	10.8%
Consumer Discretionary	6.1%
Energy	4.8%
Health Care	2.3%
Communications	1.7%
Materials	1.3%
Utilities	0.9%
Total Common Stocks	97.9%
Rights	0.0%
Bank Deposit Investments	2.3%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Quality Dividend Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS — 92.3%
	COMMUNICATIONS — 6.2%
4,269	Comcast Corp. - Class A	$187,196
5,585	Verizon Communications, Inc.	210,554
		397,750

	CONSUMER DISCRETIONARY — 2.6%
471	Home Depot, Inc.	163,225

	CONSUMER STAPLES — 13.6%
708	Clorox Co.	100,954
2,531	Coca-Cola Co.	149,152
1,712	Coca-Cola Femsa S.A.B. de C.V. - ADR	162,023
633	PepsiCo, Inc.	107,509
1,078	Procter & Gamble Co.	157,970
4,022	Unilever PLC - ADR	194,986
		872,594

	ENERGY — 10.9%
1,191	Chevron Corp.	177,649
2,029	Devon Energy Corp.	91,914
1,568	Exxon Mobil Corp.	156,769
992	Phillips 66	132,075
2,112	TotalEnergies S.E. - ADR	142,306
		700,713

	FINANCIALS — 9.7%
2,028	Cullen/Frost Bankers, Inc.	220,018
1,376	JPMorgan Chase & Co.	234,058
1,563	T. Rowe Price Group, Inc.	168,319
		622,395

	HEALTH CARE — 17.2%
813	Amgen, Inc.	234,160
1,238	Gilead Sciences, Inc.	100,291
1,330	Johnson & Johnson	208,464
1,908	Medtronic PLC	157,181
1,660	Merck & Co., Inc.	180,973
3,440	Pfizer, Inc.	99,038
224	UnitedHealth Group, Inc.	117,929
		1,098,036

	INDUSTRIALS — 16.4%
877	General Dynamics Corp.	227,731
351	Lockheed Martin Corp.	159,087
1,785	MSC Industrial Direct Co., Inc. - Class A	180,749

WCM Quality Dividend Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
1,987	Robert Half, Inc.	$174,697
707	Union Pacific Corp.	173,653
863	United Parcel Service, Inc. - Class B	135,690
		1,051,607

	TECHNOLOGY — 10.1%
3,330	Cisco Systems, Inc.	168,232
362	Microsoft Corp.	136,126
1,299	Skyworks Solutions, Inc.	146,034
1,164	Texas Instruments, Inc.	198,415
		648,807

	UTILITIES — 5.6%
1,978	Entergy Corp.	200,154
2,554	Public Service Enterprise Group, Inc.	156,177
		356,331

	TOTAL COMMON STOCKS
	(Cost $5,799,010)	5,911,458

Principal Amount
	BANK DEPOSIT INVESTMENTS — 8.1%
$516,750	UMB Bank, Money Market Special II, 5.18%[1]	516,750
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $516,750)	516,750

	TOTAL INVESTMENTS — 100.4%
	(Cost $6,315,760)	6,428,208
	Liabilities in Excess of Other Assets — (0.4)%	(28,732)
	TOTAL NET ASSETS — 100.0%	$6,399,476

ADR – American Depository Receipt

PLC – Public Limited Company

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Quality Dividend Growth Fund

SUMMARY OF INVESTMENTS

As of December 31, 2023

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	17.2%
Industrials	16.4%
Consumer Staples	13.6%
Energy	10.9%
Technology	10.1%
Financials	9.7%
Communications	6.2%
Utilities	5.6%
Consumer Discretionary	2.6%
Total Common Stocks	92.3%
Bank Deposit Investments	8.1%
Total Investments	100.4%
Liabilities in Excess of Other Assets	(0.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2023

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM Focused Global Growth Fund
Assets:
Investments, at cost	$13,013,174,031	$1,213,121,479	$356,280,848
Foreign currency, at cost	4,480,013	571,882	-
Investments, at value	$17,463,103,892	$1,191,661,615	$427,236,816
Foreign currency, at value	4,686,676	572,861	-
Receivables:
Fund shares sold	5,871,997	842,230	91,612
Reclaims receivable	22,945,566	-	113,217
Dividends and interest	7,618,517	2,710,764	343,123
Due from Advisor	-	-	-
Offering costs	-	-	-
Prepaid expenses	130,162	10,441	17,864
Total assets	17,504,356,810	1,195,797,911	427,802,632

Liabilities:
Payables:
Investment securities purchased	-	-	-
Fund shares redeemed	10,830,460	1,999,651	562,263
Due to custodian	-	-	-
Advisory fees	12,419,137	1,007,558	280,464
Shareholder servicing fees (Note 7)	147,777	75,602	4,773
Distribution fees (Note 8)	150,955	18,753	6,512
Fund administration fees	1,203,732	123,859	39,425
Fund accounting fees	348,215	46,842	34,879
Transfer agent fees and expenses	279,668	43,484	13,185
Custody fees	691,208	425,989	17,555
Shareholder reporting fees	252,284	55,043	8,429
Trustees' deferred compensation (Note 3)	234,141	28,410	15,137
Trustees' fees and expenses	74,613	5,604	3,234
Auditing fees	20,000	20,000	20,000
Legal fees	18,800	6,836	3,843
Chief Compliance Officer fees	1,510	1,379	2,336
Offering costs - Advisor	-	-	-
Non-U.S. Taxes	-	1,103,738	-
Registration fees	-	-	-
Offering costs - Related Parties	-	-	-
Accrued other expenses	3,464	11,518	3,658
Total liabilities	26,675,964	4,974,266	1,015,693
Commitments and Contingencies (Note 3)
Net Assets	$17,477,680,846	$1,190,823,645	$426,786,939

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$12,698,951,392	$1,771,326,982	$378,818,332
Total distributable earnings (accumulated deficit)	4,778,729,454	(580,503,337)	47,968,607
Net Assets	$17,477,680,846	$1,190,823,645	$426,786,939

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$719,670,371	$89,358,676	$38,795,031
Shares of beneficial interest issued and outstanding	32,071,918	6,745,141	1,822,028
Net asset value, offering and redemption price per share	$22.44	$13.25	$21.29

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of December 31, 2023

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM Focused Global Growth Fund
Institutional Class:
Net assets applicable to shares outstanding	$16,758,010,475	$1,101,464,969	$387,991,908
Shares of beneficial interest issued and outstanding	736,363,575	82,225,419	17,756,849
Net asset value, offering and redemption price per share	$22.76	$13.40	$21.85

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of December 31, 2023

	WCM International Small Cap Growth Fund	WCM Small Cap Growth Fund	WCM SMID Quality Value Fund
Assets:
Investments, at cost	$283,325,130	$34,328,904	$109,865,060
Foreign currency, at cost	26,429	-	-
Investments, at value	$311,401,143	$40,610,184	$143,231,287
Foreign currency, at value	26,474	-	-
Receivables:
Fund shares sold	88,186	-	98,676
Reclaims receivable	404,936	-	-
Dividends and interest	285,728	17,369	37,835
Due from Advisor	-	-	-
Offering costs	-	-	-
Prepaid expenses	12,723	15,237	18,350
Total assets	312,219,190	40,642,790	143,386,148

Liabilities:
Payables:
Investment securities purchased	-	29,267	-
Fund shares redeemed	165,301	50	169,729
Due to custodian	-	9,491	-
Advisory fees	265,862	6,272	44,059
Shareholder servicing fees (Note 7)	12,056	918	2,095
Distribution fees (Note 8)	-	22	49
Fund administration fees	63,185	8,886	18,681
Fund accounting fees	36,534	11,024	14,602
Transfer agent fees and expenses	9,374	7,990	7,238
Custody fees	87,378	4,130	5,646
Shareholder reporting fees	8,841	2,847	4,124
Trustees' deferred compensation (Note 3)	15,565	7,652	8,543
Trustees' fees and expenses	3,192	1,325	1,360
Auditing fees	20,000	20,000	20,000
Legal fees	7,177	1,957	3,465
Chief Compliance Officer fees	3,023	1,587	1,161
Offering costs - Advisor	-	-	-
Non-U.S. Taxes	-	-	-
Registration fees	45,384	-	-
Offering costs - Related Parties	-	-	-
Accrued other expenses	4,497	2,315	2,516
Total liabilities	747,369	115,733	303,268
Commitments and Contingencies (Note 3)
Net Assets	$311,471,821	$40,527,057	$143,082,880

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$436,366,687	$40,519,561	$112,081,241
Total distributable earnings (accumulated deficit)	(124,894,866)	7,496	31,001,639
Net Assets	$311,471,821	$40,527,057	$143,082,880

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$-	$107,058	$241,060
Shares of beneficial interest issued and outstanding	-	8,773	19,955
Net asset value, offering and redemption price per share	$-	$12.20	$12.08

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of December 31, 2023

	WCM International Small Cap Growth Fund	WCM Small Cap Growth Fund	WCM SMID Quality Value Fund
Institutional Class:
Net assets applicable to shares outstanding	$311,471,821	$40,419,999	$142,841,820
Shares of beneficial interest issued and outstanding	15,453,624	3,277,886	11,680,305
Net asset value, offering and redemption price per share	$20.16	$12.33	$12.23

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of December 31, 2023

	WCM China Quality Growth Fund	WCM Developing World Equity Fund	WCM International Equity Fund
Assets:
Investments, at cost	$5,323,554	$2,008,828	$78,932,566
Foreign currency, at cost	111,645	-	18,953
Investments, at value	$4,513,205	$2,134,145	$87,432,468
Foreign currency, at value	117,025	-	18,933
Receivables:
Fund shares sold	-	-	175,077
Reclaims receivable	-	-	8,147
Dividends and interest	413	856	59,963
Due from Advisor	18,742	27,080	-
Offering costs	-	-	-
Prepaid expenses	7,529	4,652	337
Total assets	4,656,914	2,166,733	87,694,925

Liabilities:
Payables:
Investment securities purchased	-	-	-
Fund shares redeemed	-	-	2,525
Due to custodian	-	-	-
Advisory fees	-	-	18,009
Shareholder servicing fees (Note 7)	1,407	1,022	1,998
Distribution fees (Note 8)	26	35	137
Fund administration fees	6,346	8,417	13,824
Fund accounting fees	13,759	11,361	14,016
Transfer agent fees and expenses	6,372	6,506	7,255
Custody fees	9,280	23,002	13,132
Shareholder reporting fees	1,991	2,290	3,091
Trustees' deferred compensation (Note 3)	6,467	6,405	6,854
Trustees' fees and expenses	745	4,123	3,091
Auditing fees	20,000	20,000	19,450
Legal fees	4,877	6,313	3,105
Chief Compliance Officer fees	1,530	2,340	1,509
Offering costs - Advisor	-	-	-
Non-U.S. Taxes	-	1,749	-
Registration fees	-	-	-
Offering costs - Related Parties	-	-	-
Accrued other expenses	2,408	2,720	2,377
Total liabilities	75,208	96,283	110,373
Commitments and Contingencies (Note 3)
Net Assets	$4,581,706	$2,070,450	$87,584,552

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$10,110,800	$2,241,006	$78,110,029
Total distributable earnings (accumulated deficit)	(5,529,094)	(170,556)	9,474,523
Net Assets	$4,581,706	$2,070,450	$87,584,552

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$130,613	$169,270	$624,397
Shares of beneficial interest issued and outstanding	14,405	13,238	42,949
Net asset value, offering and redemption price per share	$9.07	$12.79	$14.54

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of December 31, 2023

	WCM China Quality Growth Fund	WCM Developing World Equity Fund	WCM International Equity Fund
Institutional Class:
Net assets applicable to shares outstanding	$4,451,093	$1,901,180	$86,960,155
Shares of beneficial interest issued and outstanding	488,165	148,329	5,950,747
Net asset value, offering and redemption price per share	$9.12	$12.82	$14.61

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of December 31, 2023

	WCM Focused International Value Fund	WCM Focused International Opportunities Fund	WCM Mid Cap Quality Value Fund
Assets:
Investments, at cost	$9,916,976	$31,627,085	$760,248
Foreign currency, at cost	-	-	-
Investments, at value	$10,944,472	$36,958,350	$917,123
Foreign currency, at value	-	-	-
Receivables:
Fund shares sold	149,976	62,795	-
Reclaims receivable	24,509	21,100	-
Dividends and interest	10,407	31,753	135
Due from Advisor	14,639	-	26,244
Offering costs	-	-	-
Prepaid expenses	6,364	5,674	14,119
Total assets	11,150,367	37,079,672	957,621

Liabilities:
Payables:
Investment securities purchased	-	-	-
Fund shares redeemed	-	35	-
Due to custodian	-	-	-
Advisory fees	-	8,016	-
Shareholder servicing fees (Note 7)	1,843	2,746	510
Distribution fees (Note 8)	6	30	3
Fund administration fees	9,208	7,973	6,583
Fund accounting fees	13,184	14,319	8,354
Transfer agent fees and expenses	7,241	6,110	5,391
Custody fees	5,334	21,812	483
Shareholder reporting fees	2,938	4,547	226
Trustees' deferred compensation (Note 3)	6,264	5,973	4,132
Trustees' fees and expenses	2,212	4,389	1,464
Auditing fees	20,000	20,000	19,450
Legal fees	5,278	5,371	2,497
Chief Compliance Officer fees	3,325	3,411	517
Offering costs - Advisor	-	-	-
Non-U.S. Taxes	-	-	-
Registration fees	-	-	-
Offering costs - Related Parties	-	-	-
Accrued other expenses	3,619	3,407	606
Total liabilities	80,452	108,139	50,216
Commitments and Contingencies (Note 3)
Net Assets	$11,069,915	$36,971,533	$907,405

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$13,402,655	$39,299,823	$747,900
Total distributable earnings (accumulated deficit)	(2,332,740)	(2,328,290)	159,505
Net Assets	$11,069,915	$36,971,533	$907,405

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$27,764	$142,373	$12,255
Shares of beneficial interest issued and outstanding	2,086	14,914	1,045
Net asset value, offering and redemption price per share	$13.31	$9.55	$11.73

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of December 31, 2023

	WCM Focused International Value Fund	WCM Focused International Opportunities Fund	WCM Mid Cap Quality Value Fund
Institutional Class:
Net assets applicable to shares outstanding	$11,042,151	$36,829,160	$895,150
Shares of beneficial interest issued and outstanding	827,934	3,839,566	76,280
Net asset value, offering and redemption price per share	$13.34	$9.59	$11.74

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of December 31, 2023

	WCM Focused Emerging Markets ex China Fund	WCM Quality Dividend Growth Fund
Assets:
Investments, at cost	$5,823,180	$6,315,760
Foreign currency, at cost	-	-
Investments, at value	$6,570,445	$6,428,208
Foreign currency, at value	-	-
Receivables:
Fund shares sold	-	-
Reclaims receivable	-	-
Dividends and interest	7,482	5,432
Due from Advisor	32,577	17,549
Offering costs	-	6,952
Prepaid expenses	30,094	29,926
Total assets	6,640,598	6,488,067

Liabilities:
Payables:
Investment securities purchased	-	-
Fund shares redeemed	-	-
Due to custodian	-	-
Advisory fees	-	-
Shareholder servicing fees (Note 7)	1,219	555
Distribution fees (Note 8)	3	8
Fund administration fees	8,000	7,967
Fund accounting fees	11,659	2,167
Transfer agent fees and expenses	5,616	4,490
Custody fees	12,123	1,325
Shareholder reporting fees	5,901	1,916
Trustees' deferred compensation (Note 3)	3,479	1,010
Trustees' fees and expenses	2,646	549
Auditing fees	19,450	15,099
Legal fees	3,634	905
Chief Compliance Officer fees	1,006	1,168
Offering costs - Advisor	-	42,306
Non-U.S. Taxes	5,807	-
Registration fees	-	-
Offering costs - Related Parties	-	8,484
Accrued other expenses	617	642
Total liabilities	81,160	88,591
Commitments and Contingencies (Note 3)
Net Assets	$6,559,438	$6,399,476

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$5,823,419	$6,285,165
Total distributable earnings (accumulated deficit)	736,019	114,311
Net Assets	$6,559,438	$6,399,476

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$12,753	$48,326
Shares of beneficial interest issued and outstanding	1,000	4,817
Net asset value, offering and redemption price per share	$12.75	$10.03

Institutional Class:
Net assets applicable to shares outstanding	$6,546,685	$6,351,150
Shares of beneficial interest issued and outstanding	513,579	633,225
Net asset value, offering and redemption price per share	$12.75	$10.03

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Year/Period Ended December 31, 2023

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM Focused Global Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of $16,821,656, $2,393,133 and $140,973, respectively)	$158,777,394	$20,904,060	$2,540,769
Interest	23,357,465	3,390,246	448,014
Total investment income	182,134,859	24,294,306	2,988,783

Expenses:
Advisory fees	144,867,949	14,063,958	2,792,499
Shareholder servicing fees (Note 7)	16,954,006	888,644	293,129
Distribution fees (Note 8)	1,827,127	293,295	40,905
Fund administration fees	8,584,200	817,081	277,772
Fund accounting fees	1,612,679	215,473	114,147
Transfer agent fees and expenses	1,325,686	171,214	50,362
Custody fees	2,564,276	1,228,469	54,565
Shareholder reporting fees	779,469	206,724	41,625
Trustees' fees and expenses	328,559	33,112	14,789
Registration fees	132,494	142,000	73,034
Tax reclaim service fees	94,312	-	158
Legal fees	58,699	14,501	12,001
Insurance fees	44,116	7,345	4,377
Miscellaneous	37,084	21,184	3,787
Auditing fees	20,357	20,358	20,358
Chief Compliance Officer fees	10,822	6,322	5,322
Offering costs	-	-	-
Tax expense	-	-	-

Total expenses	179,241,835	18,129,680	3,798,830
Advisory fees (waived) recovered	-	(256,439)	(308,207)
Other expenses (absorbed)	-	-	-
Net expenses	179,241,835	17,873,241	3,490,623
Net investment income (loss)	2,893,024	6,421,065	(501,840)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	763,763,777	(183,517,416)	3,460,062
Foreign currency transactions	(158,674)	(744,413)	(2,750)
Deferred non-U.S. taxes	-	(472,255)	-
Net realized gain (loss)	763,605,103	(184,734,084)	3,457,312
Net change in unrealized appreciation (depreciation) on:
Investments	1,806,168,190	221,791,414	78,714,857
Foreign currency translations	1,637,246	(23,972)	5,631
Deferred non-U.S. taxes	-	(1,105,158)	-
Net change in unrealized appreciation (depreciation)	1,807,805,436	220,662,284	78,720,488
Net realized and unrealized gain (loss)	2,571,410,539	35,928,200	82,177,800

Net Increase (Decrease) in Net Assets from Operations	$2,574,303,563	$42,349,265	$81,675,960

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended December 31, 2023

	WCM International Small Cap Growth Fund	WCM Small Cap Growth Fund	WCM SMID Quality Value Fund
Investment Income:
Dividends (net of foreign withholding taxes of $508,448, $0 and $0, respectively)	$4,275,951	$146,277	$794,653
Interest	379,375	61,083	155,398
Total investment income	4,655,326	207,360	950,051

Expenses:
Advisory fees	3,084,217	348,236	1,116,310
Shareholder servicing fees (Note 7)	149,237	30,237	128,181
Distribution fees (Note 8)	-	249	567
Fund administration fees	256,840	54,912	154,965
Fund accounting fees	137,022	65,364	93,874
Transfer agent fees and expenses	29,962	37,547	44,457
Custody fees	307,205	13,603	18,853
Shareholder reporting fees	8,876	6,480	18,757
Trustees' fees and expenses	15,205	7,702	8,581
Registration fees	51,494	46,658	32,850
Tax reclaim service fees	5,277	-	-
Legal fees	16,001	10,063	13,083
Insurance fees	4,433	3,780	3,969
Miscellaneous	4,932	2,572	2,623
Auditing fees	20,361	20,361	20,358
Chief Compliance Officer fees	8,322	6,822	5,922
Offering costs	-	-	-
Tax expense	-	-	-

Total expenses	4,099,384	654,586	1,663,350
Advisory fees (waived) recovered	(238,836)	(306,101)	(546,548)
Other expenses (absorbed)	-	-	-
Net expenses	3,860,548	348,485	1,116,802
Net investment income (loss)	794,778	(141,125)	(166,751)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(21,592,325)	(1,606,715)	(1,745,981)
Foreign currency transactions	(39,602)	-	-
Deferred non-U.S. taxes	4,942	-	-
Net realized gain (loss)	(21,626,985)	(1,606,715)	(1,745,981)
Net change in unrealized appreciation (depreciation) on:
Investments	79,735,099	7,092,603	29,946,271
Foreign currency translations	11,787	-	-
Deferred non-U.S. taxes	4,681	-	-
Net change in unrealized appreciation (depreciation)	79,751,567	7,092,603	29,946,271
Net realized and unrealized gain (loss)	58,124,582	5,485,888	28,200,290

Net Increase (Decrease) in Net Assets from Operations	$58,919,360	$5,344,763	$28,033,539

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended December 31, 2023

	WCM China Quality Growth Fund	WCM Developing World Equity Fund	WCM International Equity Fund
Investment Income:
Dividends (net of foreign withholding taxes of $5,149, $4,075 and $75,940, respectively)	$116,916	$51,570	$1,357,348
Interest	7,686	2,823	207,514
Total investment income	124,602	54,393	1,564,862

Expenses:
Advisory fees	62,418	22,276	615,408
Shareholder servicing fees (Note 7)	4,127	2,927	71,325
Distribution fees (Note 8)	321	831	1,292
Fund administration fees	50,656	52,629	98,469
Fund accounting fees	59,181	52,243	74,465
Transfer agent fees and expenses	31,066	34,014	43,014
Custody fees	39,563	71,101	56,023
Shareholder reporting fees	2,000	6,888	6,401
Trustees' fees and expenses	6,501	8,702	8,702
Registration fees	30,002	50,760	51,013
Tax reclaim service fees	-	-	-
Legal fees	6,501	9,959	11,221
Insurance fees	3,787	4,251	4,017
Miscellaneous	3,501	5,446	6,084
Auditing fees	20,358	20,357	19,807
Chief Compliance Officer fees	5,322	5,322	5,322
Offering costs	-	-	-
Tax expense	122	35	-

Total expenses	325,426	347,741	1,072,563
Advisory fees (waived) recovered	(62,418)	(22,276)	(324,822)
Other expenses (absorbed)	(184,541)	(297,932)	-
Net expenses	78,467	27,533	747,741
Net investment income (loss)	46,135	26,860	817,121

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,109,834)	(53,727)	3,168,786
Foreign currency transactions	777	(159)	(13,053)
Deferred non-U.S. taxes	-	(109)	-
Net realized gain (loss)	(1,109,057)	(53,995)	3,155,733
Net change in unrealized appreciation (depreciation) on:
Investments	(207,187)	165,415	5,476,438
Foreign currency translations	5,363	(24)	22
Deferred non-U.S. taxes	-	(1,698)	-
Net change in unrealized appreciation (depreciation)	(201,824)	163,693	5,476,460
Net realized and unrealized gain (loss)	(1,310,881)	109,698	8,632,193

Net Increase (Decrease) in Net Assets from Operations	$(1,264,746)	$136,558	$9,449,314

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended December 31, 2023

	WCM Focused International Value Fund	WCM Focused International Opportunities Fund	WCM Mid Cap Quality Value Fund
Investment Income:
Dividends (net of foreign withholding taxes of $21,835, $49,015 and $0, respectively)	$210,526	$378,559	$5,729
Interest	10,487	76,453	1,643
Total investment income	221,013	455,012	7,372

Expenses:
Advisory fees	97,416	322,107	6,615
Shareholder servicing fees (Note 7)	8,476	22,610	1,166
Distribution fees (Note 8)	93	327	27
Fund administration fees	58,815	51,688	54,365
Fund accounting fees	59,812	64,291	53,356
Transfer agent fees and expenses	35,065	32,697	39,775
Custody fees	25,163	70,384	8,873
Shareholder reporting fees	5,825	6,261	5,238
Trustees' fees and expenses	8,311	9,001	7,681
Registration fees	41,001	37,083	52,266
Tax reclaim service fees	-	-	-
Legal fees	9,752	7,905	15,786
Insurance fees	3,709	5,308	3,099
Miscellaneous	3,724	4,124	3,674
Auditing fees	20,358	20,274	19,987
Chief Compliance Officer fees	6,522	5,500	5,501
Offering costs	-	-	6,578
Tax expense	613	-	16

Total expenses	384,655	659,560	284,003
Advisory fees (waived) recovered	(97,416)	(256,598)	(6,615)
Other expenses (absorbed)	(143,275)	-	(269,561)
Net expenses	143,964	402,962	7,827
Net investment income (loss)	77,049	52,050	(455)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,238,711)	1,127,575	20,811
Foreign currency transactions	(709)	(537)	-
Deferred non-U.S. taxes	-	-	-
Net realized gain (loss)	(1,239,420)	1,127,038	20,811
Net change in unrealized appreciation (depreciation) on:
Investments	3,215,035	6,192,532	174,542
Foreign currency translations	516	1,156	-
Deferred non-U.S. taxes	-	-	-
Net change in unrealized appreciation (depreciation)	3,215,551	6,193,688	174,542
Net realized and unrealized gain (loss)	1,976,131	7,320,726	195,353

Net Increase (Decrease) in Net Assets from Operations	$2,053,180	$7,372,776	$194,898

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended December 31, 2023

	WCM Focused Emerging Markets ex China Fund	WCM Quality Dividend Growth Fund*
Investment Income:
Dividends (net of foreign withholding taxes of $3,855 and $279, respectively)	$27,529	$7,802
Interest	8,584	3,565
Total investment income	36,113	11,367

Expenses:
Advisory fees	21,078	2,530
Shareholder servicing fees (Note 7)	3,137	555
Distribution fees (Note 8)	28	17
Fund administration fees	54,196	23,397
Fund accounting fees	53,812	12,922
Transfer agent fees and expenses	37,005	13,369
Custody fees	47,717	2,627
Shareholder reporting fees	9,989	2,025
Trustees' fees and expenses	10,100	2,125
Registration fees	53,870	16,028
Tax reclaim service fees	-	-
Legal fees	13,001	4,274
Insurance fees	3,605	536
Miscellaneous	4,967	972
Auditing fees	19,450	15,099
Chief Compliance Officer fees	5,899	2,351
Offering costs	10,596	5,189
Tax expense	-	-
Total expenses	348,450	104,016
Advisory fees (waived) recovered	(21,078)	(2,530)
Other expenses (absorbed)	(300,994)	(97,615)
Net expenses	26,378	3,871
Net investment income (loss)	9,735	7,496

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,557	(1,823)
Foreign currency transactions	(1,930)	-
Deferred non-U.S. taxes	2,399	-
Net realized gain (loss)	3,026	(1,823)
Net change in unrealized appreciation (depreciation) on:
Investments	751,629	112,448
Foreign currency translations	271	-
Deferred non-U.S. taxes	(8,205)	-
Net change in unrealized appreciation (depreciation)	743,695	112,448
Net realized and unrealized gain (loss)	746,721	110,625

Net Increase (Decrease) in Net Assets from Operations	$756,456	$118,121

*	Commencement of operations July 28, 2023.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2023	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,893,024	$(11,578,363)	$(115,159,193)
Net realized gain (loss) on investments and foreign currency transactions	763,605,103	(309,782,636)	593,986,724
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,807,805,436	(671,781,740)	(5,071,772,367)
Net increase (decrease) in net assets resulting from operations	2,574,303,563	(993,142,739)	(4,592,944,836)
Distributions to Shareholders:
Investor Class	(4,773,700)	(792,458)	(82,734,321)
Institutional Class	(109,632,069)	(16,408,459)	(1,198,249,547)
Total distributions to shareholders	(114,405,769)	(17,200,917)	(1,280,983,868)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	62,428,701	27,358,771	518,278,322
Institutional Class	2,042,924,436	1,609,897,154	5,873,297,782
Reinvestment of distributions:
Investor Class	4,757,567	790,531	82,592,645
Institutional Class	98,628,972	14,876,353	1,094,411,720
Cost of shares redeemed:
Investor Class	(143,595,486)	(379,789,348)	(665,394,020)
Institutional Class	(3,133,246,250)	(4,366,488,358)	(5,269,046,333)
Net increase (decrease) in net assets from capital transactions	(1,068,102,060)	(3,093,354,897)	1,634,140,116

Total increase (decrease) in net assets	1,391,795,734	(4,103,698,553)	(4,239,788,588)

Net Assets:
Beginning of period	16,085,885,112	20,189,583,665	24,429,372,253
End of period	$17,477,680,846	$16,085,885,112	$20,189,583,665
Capital Share Transactions:
Shares sold:
Investor Class	2,936,995	1,436,244	19,728,497
Institutional Class	95,056,126	83,127,015	222,042,533
Shares reinvested:
Investor Class	222,733	39,448	3,033,149
Institutional Class	4,553,507	734,273	39,840,252
Shares redeemed:
Investor Class	(6,849,770)	(19,852,887)	(27,769,262)
Institutional Class	(146,101,259)	(225,753,828)	(211,447,870)
Total increase (decrease) in capital share transactions	(50,181,668)	(160,269,735)	45,427,299

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2023	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$6,421,065	$3,596,479	$(8,848,539)
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	(184,734,084)	(270,240,147)	(95,768,875)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred non-U.S. taxes	220,662,284	111,809,232	(570,888,628)
Net increase (decrease) in net assets resulting from operations	42,349,265	(154,834,436)	(675,506,042)

Distributions to Shareholders:
Investor Class	(145,271)	(401,049)	(2,826,823)
Institutional Class	(5,200,854)	(6,139,190)	(100,035,505)
Total distributions to shareholders	(5,346,125)	(6,540,239)	(102,862,328)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	47,653,924	227,079,228	260,506,831
Institutional Class	473,405,303	535,438,659	1,469,353,271
Reinvestment of distributions:
Investor Class	142,205	383,681	2,578,231
Institutional Class	4,078,836	4,852,399	82,871,311
Cost of shares redeemed:
Investor Class	(86,427,426)	(236,672,893)	(145,368,858)
Institutional Class	(719,949,030)	(793,473,817)	(1,204,460,353)
Net increase (decrease) in net assets from capital transactions	(281,096,188)	(262,392,743)	465,480,433
Total increase (decrease) in net assets	(244,093,048)	(423,767,418)	(312,887,937)

Net Assets:
Beginning of period	1,434,916,693	1,858,684,111	2,171,572,048
End of period	$1,190,823,645	$1,434,916,693	$1,858,684,111

Capital Share Transactions:
Shares sold:
Investor Class	3,801,352	18,212,188	16,099,076
Institutional Class	35,950,382	41,082,828	78,903,465
Shares reinvested:
Investor Class	11,286	29,952	138,095
Institutional Class	320,160	374,414	4,391,696
Shares redeemed:
Investor Class	(6,936,959)	(18,486,564)	(8,907,137)
Institutional Class	(55,689,766)	(61,068,269)	(67,542,974)
Total increase (decrease) in capital share transactions	(22,543,545)	(19,855,451)	23,082,221

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2023	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(501,840)	$(283,830)	$(2,930,553)
Net realized gain (loss) on investments and foreign currency transactions	3,457,312	(24,013,288)	28,741,903
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	78,720,488	(7,365,123)	(126,836,766)
Net increase (decrease) in net assets resulting from operations	81,675,960	(31,662,241)	(101,025,416)

Distributions to Shareholders:
Investor Class	-	(472,100)	(2,212,086)
Institutional Class	-	(10,182,529)	(53,428,250)
Total distributions to shareholders	-	(10,654,629)	(55,640,336)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	38,069,550	2,112,178	6,366,794
Institutional Class	116,823,566	95,208,490	280,075,915
Reinvestment of distributions:
Investor Class	-	471,972	2,212,087
Institutional Class	-	10,162,459	53,350,711
Cost of shares redeemed:
Investor Class	(16,897,202)	(4,373,731)	(7,873,611)
Institutional Class	(83,265,452)	(225,296,291)	(212,504,626)
Net increase (decrease) in net assets from capital transactions	54,730,462	(121,714,923)	121,627,270
Total increase (decrease) in net assets	136,406,422	(164,031,793)	(35,038,482)

Net Assets:
Beginning of period	290,380,517	454,412,310	489,450,792
End of period	$426,786,939	$290,380,517	$454,412,310
Capital Share Transactions:
Shares sold:
Investor Class	1,915,129	117,851	257,604
Institutional Class	6,013,394	5,227,604	11,465,445
Shares reinvested:
Investor Class	-	27,297	87,469
Institutional Class	-	574,475	2,067,857
Shares redeemed:
Investor Class	(859,871)	(244,461)	(324,608)
Institutional Class	(4,313,378)	(12,403,606)	(9,086,122)
Total increase (decrease) in capital share transactions	2,755,274	(6,700,840)	4,467,645

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2023	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$794,778	$(523,517)	$(5,272,499)
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	(21,626,985)	(107,950,422)	24,558,174
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred non-U.S. taxes	79,751,567	19,722,278	(189,687,801)
Net increase (decrease) in net assets resulting from operations	58,919,360	(88,751,661)	(170,402,126)

Distributions to Shareholders:
Distributions	-	-	(85,948,627)
Total distributions to shareholders	-	-	(85,948,627)

Capital Transactions:
Net proceeds from shares sold:
Institutional class	59,162,686	47,611,724	254,552,436
Reinvestment of distributions:
Institutional class	-	-	85,596,317
Cost of shares redeemed:
Institutional class	(99,859,894)	(198,878,717)	(319,026,110)
Net increase (decrease) in net assets from capital transactions	(40,697,208)	(151,266,993)	21,122,643
Total increase (decrease) in net assets	18,222,152	(240,018,654)	(235,228,110)

Net Assets:
Beginning of period	293,249,669	533,268,323	768,496,433
End of period	$311,471,821	$293,249,669	$533,268,323
Capital Share Transactions:
Shares sold:
Institutional class	3,271,893	2,856,246	8,844,760
Shares reinvested:
Institutional class	-	-	3,022,469
Shares redeemed:
Institutional class	(5,603,941)	(11,443,636)	(12,334,192)
Total increase (decrease) in capital share transactions	(2,332,048)	(8,587,390)	(466,963)

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

WCM Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2023	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(141,125)	$(143,433)	$(465,789)
Net realized gain (loss) on investments	(1,606,715)	(4,471,823)	2,964,759
Net change in unrealized appreciation (depreciation) on investments	7,092,603	2,654,126	(15,542,258)
Net increase (decrease) in net assets resulting from operations	5,344,763	(1,961,130)	(13,043,288)

Distributions to Shareholders:
Investor Class	-	(169)	(8,947)
Institutional Class	-	(59,625)	(4,642,991)
Total distributions to shareholders	-	(59,794)	(4,651,938)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	7,701	20,200	39,675
Institutional Class	11,287,486	13,564,948	16,781,334
Reinvestment of distributions:
Investor Class	-	169	8,947
Institutional Class	-	59,607	4,642,991
Cost of shares redeemed:
Investor Class	(9,516)	(1,825)	(14,170)
Institutional Class	(9,113,726)	(19,128,791)	(21,489,079)
Net increase (decrease) in net assets from capital transactions	2,171,945	(5,485,692)	(30,302)

Total increase (decrease) in net assets	7,516,708	(7,506,616)	(17,725,528)

Net Assets:
Beginning of period	33,010,349	40,516,965	58,242,493
End of period	$40,527,057	$33,010,349	$40,516,965
Capital Share Transactions:
Shares sold:
Investor Class	680	1,899	2,576
Institutional Class	969,780	1,268,547	1,276,872
Shares reinvested:
Investor Class	-	16	640
Institutional Class	-	5,504	330,227
Shares redeemed:
Investor Class	(859)	(174)	(993)
Institutional Class	(786,092)	(1,832,463)	(1,643,613)
Total increase (decrease) in capital share transactions	183,509	(556,671)	(34,291)

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

WCM SMID Quality Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2023	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(166,751)	$(218,677)	$(506,679)
Net realized gain (loss) on investments	(1,745,981)	1,598,172	6,151,683
Net change in unrealized appreciation (depreciation) on investments	29,946,271	(3,955,382)	(15,414,433)
Net increase (decrease) in net assets resulting from operations	28,033,539	(2,575,887)	(9,769,429)

Distributions to Shareholders:
Investor Class	(1,936)	(3,547)	(11,632)
Institutional Class	(1,131,847)	(1,978,746)	(6,732,771)
Total distributions to shareholders	(1,133,783)	(1,982,293)	(6,744,403)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	31,988	41,801	41,311
Institutional Class	15,433,355	30,891,842	20,185,465
Reinvestment of distributions:
Investor Class	1,936	3,547	11,632
Institutional Class	795,866	1,578,375	5,850,536
Cost of shares redeemed:
Investor Class	(32,111)	(12,679)	(17,470)
Institutional Class	(18,217,619)	(8,986,247)	(9,774,983)
Net increase (decrease) in net assets from capital transactions	(1,986,585)	23,516,639	16,296,491

Total increase (decrease) in net assets	24,913,171	18,958,459	(217,341)

Net Assets:
Beginning of period	118,169,709	99,211,250	99,428,591
End of period	$143,082,880	$118,169,709	$99,211,250
Capital Share Transactions:
Shares sold:
Investor Class	2,817	4,378	3,554
Institutional Class	1,395,640	3,052,176	1,740,069
Shares reinvested:
Investor Class	171	358	1,022
Institutional Class	69,630	157,837	510,518
Shares redeemed:
Investor Class	(2,924)	(1,256)	(1,492)
Institutional Class	(1,657,311)	(882,030)	(865,414)
Total increase (decrease) in capital share transactions	(191,977)	2,331,463	1,388,257

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

WCM China Quality Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2023	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$46,135	$35,813	$(61,345)
Net realized gain (loss) on investments and foreign currency transactions	(1,109,057)	(2,380,172)	(913,731)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(201,824)	1,998,077	(4,354,363)
Net increase (decrease) in net assets resulting from operations	(1,264,746)	(346,282)	(5,329,439)

Distributions to Shareholders:
Investor Class	(975)	(224)	(15,604)
Institutional Class	(48,015)	(20,988)	(1,232,777)
Total distributions to shareholders	(48,990)	(21,212)	(1,248,381)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	33,494	23,591	117,302
Institutional Class	943,910	521,178	6,652,617
Reinvestment of distributions:
Investor Class	975	223	15,604
Institutional Class	48,015	20,988	1,232,777
Cost of shares redeemed:
Investor Class	(38,532)	(4,680)	(85,426)
Institutional Class	(2,098,681)	(3,954,160)	(4,369,953)
Net increase (decrease) in net assets from capital transactions	(1,110,819)	(3,392,860)	3,562,921
Total increase (decrease) in net assets	(2,424,555)	(3,760,354)	(3,014,899)

Net Assets:
Beginning of period	7,006,261	10,766,615	13,781,514
End of period	$4,581,706	$7,006,261	$10,766,615
Capital Share Transactions:
Shares sold:
Investor Class	3,398	2,095	7,274
Institutional Class	83,314	46,094	396,078
Shares reinvested:
Investor Class	109	21	994
Institutional Class	5,317	1,910	78,172
Shares redeemed:
Investor Class	(3,097)	(448)	(5,743)
Institutional Class	(207,646)	(385,449)	(281,405)
Total increase (decrease) in capital share transactions	(118,605)	(335,777)	195,370

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

 WCM Developing World Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2023	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$26,860	$19,558	$9,991
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	(53,995)	(200,948)	(1,826)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred non-U.S. taxes	163,693	85,562	(380,050)
Net increase (decrease) in net assets resulting from operations	136,558	(95,828)	(371,885)

Distributions to Shareholders:
Investor Class	(1,623)	(1,741)	(1,061)
Institutional Class	(27,320)	(23,193)	(95,777)
Total distributions to shareholders	(28,943)	(24,934)	(96,838)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	223,526	284,586	15,600
Institutional Class	94,881	145,906	1,961,578
Reinvestment of distributions:
Investor Class	1,623	1,741	1,061
Institutional Class	27,320	23,194	95,777
Cost of shares redeemed:
Investor Class	(390,910)	(5,109)	(162)
Institutional Class	(210,515)	(914,794)	(321,057)
Net increase (decrease) in net assets from capital transactions	(254,075)	(464,476)	1,752,797
Total increase (decrease) in net assets	(146,460)	(585,238)	1,284,074

Net Assets:
Beginning of period	2,216,910	2,802,148	1,518,074
End of period	$2,070,450	$2,216,910	$2,802,148
Capital Share Transactions:
Shares sold:
Investor Class	17,642	24,038	1,118
Institutional Class	7,415	12,110	132,677
Shares reinvested:
Investor Class	132	144	75
Institutional Class	2,227	1,906	6,769
Shares redeemed:
Investor Class	(31,033)	(426)	(11)
Institutional Class	(16,941)	(73,227)	(23,235)
Total increase (decrease) in capital share transactions	(20,558)	(35,455)	117,393

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

WCM International Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2023	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$817,121	$4,069	$19,437
Net realized gain (loss) on investments and foreign currency transactions	3,155,733	(220,709)	69,985
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	5,476,460	3,104,596	(384,425)
Net increase (decrease) in net assets resulting from operations	9,449,314	2,887,956	(295,003)

Distributions to Shareholders:
Investor Class	(19,199)	(51)	(620)
Institutional Class	(2,737,224)	(17,350)	(117,649)
Total distributions to shareholders	(2,756,423)	(17,401)	(118,269)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	417,611	299,115	35,420
Institutional Class	23,429,580	52,042,884	2,282,401
Reinvestment of distributions:
Investor Class	19,200	52	620
Institutional Class	2,737,033	17,350	117,649
Cost of shares redeemed:
Investor Class	(179,470)	(10,000)	(26,166)
Institutional Class	(5,280,623)	(226,294)	(10,000)
Net increase (decrease) in net assets from capital transactions	21,143,331	52,123,107	2,399,924
Total increase (decrease) in net assets	27,836,222	54,993,662	1,986,652

Net Assets:
Beginning of period	59,748,330	4,754,668	2,768,016
End of period	$87,584,552	$59,748,330	$4,754,668
Capital Share Transactions:
Shares sold:
Investor Class	29,606	23,549	2,350
Institutional Class	1,640,509	4,151,994	154,992
Shares reinvested:
Investor Class	1,390	3	41
Institutional Class	197,193	1,302	7,812
Shares redeemed:
Investor Class	(12,546)	(759)	(1,808)
Institutional Class	(369,003)	(17,741)	(669)
Total increase (decrease) in capital share transactions	1,487,149	4,158,348	162,718

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

WCM Focused International Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2023	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$77,049	$102,650	$23,158
Net realized gain (loss) on investments and foreign currency transactions	(1,239,420)	(1,967,543)	(146,571)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	3,215,551	810,896	(3,453,475)
Net increase (decrease) in net assets resulting from operations	2,053,180	(1,053,997)	(3,576,888)

Distributions to Shareholders:
Investor Class	(179)	(154)	(17)
Institutional Class	(104,387)	(105,574)	(3,047)
Total distributions to shareholders	(104,566)	(105,728)	(3,064)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	518	500	42,870
Institutional Class	3,090,831	6,365,442	19,032,345
Reinvestment of distributions:
Investor Class	155	143	16
Institutional Class	104,387	105,487	3,047
Cost of shares redeemed:
Investor Class	(25,321)	(25,806)	(405)
Institutional Class	(10,126,897)	(6,061,766)	(1,887,646)
Net increase (decrease) in net assets from capital transactions	(6,956,327)	384,000	17,190,227
Total increase (decrease) in net assets	(5,007,713)	(775,725)	13,610,275

Net Assets:
Beginning of period	16,077,628	16,853,353	3,243,078
End of period	$11,069,915	$16,077,628	$16,853,353
Capital Share Transactions:
Shares sold:
Investor Class	45	47	3,119
Institutional Class	259,909	540,336	1,306,519
Shares reinvested:
Investor Class	12	12	1
Institutional Class	8,324	9,141	197
Shares redeemed:
Investor Class	(2,175)	(2,367)	(27)
Institutional Class	(848,929)	(528,223)	(143,658)
Total increase (decrease) in capital share transactions	(582,814)	18,946	1,166,151

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

WCM Focused International Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2023	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$52,050	$(22,852)	$(83,539)
Net realized gain (loss) on investments and foreign currency transactions	1,127,038	(7,208,216)	(1,407,744)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	6,193,688	4,687,487	(5,595,218)
Net increase (decrease) in net assets resulting from operations	7,372,776	(2,543,581)	(7,086,501)

Distributions to Shareholders:
Investor Class	(358)	-	(89)
Institutional Class	(164,601)	-	(18,947)
Total distributions to shareholders	(164,959)	-	(19,036)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	136,590	80,250	202,021
Institutional Class	21,694,439	21,883,721	30,809,705
Reinvestment of distributions:
Investor Class	358	-	89
Institutional Class	164,602	-	18,947
Cost of shares redeemed:
Investor Class	(107,586)	(75,015)	(71,875)
Institutional Class	(16,487,523)	(16,112,711)	(3,500,177)
Net increase (decrease) in net assets from capital transactions	5,400,880	5,776,245	27,458,710
Total increase (decrease) in net assets	12,608,697	3,232,664	20,353,173

Net Assets:
Beginning of period	24,362,836	21,130,172	776,999
End of period	$36,971,533	$24,362,836	$21,130,172
Capital Share Transactions:
Shares sold:
Investor Class	15,949	10,409	17,139
Institutional Class	2,541,225	2,895,718	2,817,914
Shares reinvested:
Investor Class	41	-	7
Institutional Class	18,578	-	1,606
Shares redeemed:
Investor Class	(12,501)	(10,088)	(7,042)
Institutional Class	(1,888,802)	(2,246,732)	(370,520)
Total increase (decrease) in capital share transactions	674,490	649,307	2,459,104

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

WCM Mid Cap Quality Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2023	For the Period July 28, 2022* through December 31, 2022^
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(455)	$(103)
Net realized gain (loss) on investments	20,811	(1,293)
Net change in unrealized appreciation (depreciation) on investments	174,542	(17,667)
Net increase (decrease) in net assets resulting from operations	194,898	(19,063)

Distributions to Shareholders:
Investor Class	(194)	-
Institutional Class	(16,072)	(470)
Total distributions to shareholders	(16,266)	(470)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	263	10,000
Institutional Class	131,800	589,506
Reinvestment of distributions:
Investor Class	194	-
Institutional Class	16,072	471
Net increase (decrease) in net assets from capital transactions	148,329	599,977
Total increase (decrease) in net assets	326,961	580,444

Net Assets:
Beginning of period	580,444	-
End of period	$907,405	$580,444
Capital Share Transactions:
Shares sold:
Investor Class	27	1,000
Institutional Class	13,213	61,549
Shares reinvested:
Investor Class	18	-
Institutional Class	1,468	50
Total increase (decrease) in capital share transactions	14,726	62,599

*	Commencement of operations.

^	Fiscal year end changed to December 31, effective December 14, 2022.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets ex China Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2023	For the Period December 29, 2022* through December 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$9,735	$(51)
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	3,026	(1)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred non-U.S. taxes	743,695	(4,567)
Net increase (decrease) in net assets resulting from operations	756,456	(4,619)
Distributions to Shareholders:
Investor Class	(4)	-
Institutional Class	(15,866)	-
Total distributions to shareholders	(15,870)	-
Capital Transactions:
Net proceeds from shares sold:
Investor Class	-	10,000
Institutional Class	5,435,920	490,000
Reinvestment of distributions:
Investor Class	4	-
Institutional Class	15,866	-
Cost of shares redeemed:
Institutional Class	(128,319)	-
Net increase (decrease) in net assets from capital transactions	5,323,471	500,000
Total increase (decrease) in net assets	6,064,057	495,381
Net Assets:
Beginning of period	495,381	-
End of period	$6,559,438	$495,381
Capital Share Transactions:
Shares sold:
Investor Class	-	1,000
Institutional Class	474,529	49,000
Shares reinvested:
Institutional Class	1,340	-
Shares redeemed:
Institutional Class	(11,290)	-
Total increase (decrease) in capital share transactions	464,579	50,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

WCM Quality Dividend Growth Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period July 28, 2023* through December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$7,496
Net realized gain (loss) on investments	(1,823)
Net change in unrealized appreciation (depreciation) on investments	112,448
Net increase (decrease) in net assets resulting from operations	118,121

Distributions to Shareholders:
Investor Class	(111)
Institutional Class	(3,921)
Total distributions to shareholders	(4,032)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	46,980
Institutional Class	6,237,399
Reinvestment of distributions:
Investor Class	111
Institutional Class	3,921
Cost of shares redeemed:
Institutional Class	(3,024)
Net increase (decrease) in net assets from capital transactions	6,285,387

Total increase (decrease) in net assets	6,399,476
Net Assets:
Beginning of period	-
End of period	$6,399,476
Capital Share Transactions:
Shares sold:
Investor Class	4,805
Institutional Class	633,118
Shares reinvested:
Investor Class	12
Institutional Class	408
Shares redeemed:
Institutional Class	(301)
Total increase (decrease) in capital share transactions	638,042

*	Commencement of operations.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	2023	2022^	2022	2021	2020	2019
Net asset value, beginning of period	$19.44	$20.43	$26.00	$17.10	$16.51	$15.87
Income from Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.04)	(0.18)	(0.14)	-	0.03
Net realized and unrealized gain (loss)	3.20	(0.93)	(4.12)	9.39	0.60	1.15
Total from investment operations	3.15	(0.97)	(4.30)	9.25	0.60	1.18

Less Distributions:
From net investment income	-	-	-	(0.01)	(0.01)	(0.01)
From net realized gain	(0.15)	(0.02)	(1.27)	(0.34)	-	(0.53)
Total distributions	(0.15)	(0.02)	(1.27)	(0.35)	(0.01)	(0.54)
Redemption fee proceeds[1]	-	-	-	-	-	- [2]
Net asset value, end of period	$22.44	$19.44	$20.43	$26.00	$17.10	$16.51

Total return[3]	16.24%	(4.75)%[4]	(17.75)%	54.28%	3.64%	7.99%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$719,670	$695,036	$1,106,334	$1,537,934	$271,693	$200,100

Ratio of expenses to average net assets:	1.29%[5]	1.29%[6]	1.31%	1.30%	1.26%	1.24%
Ratio of net investment income (loss) to average net assets:	(0.22)%[5]	(0.34)%[6]	(0.68)%	(0.62)%	(0.01)%	0.17%

Portfolio turnover rate	33%	17%[4]	23%	25%	20%	21%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If tax reclaim expense had been excluded, the expense ratios would of been lowered by 0.00% for the year ended December 31, 2023.
[6]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	2023	2022^	2022	2021	2020	2019
Net asset value, beginning of period	$19.66	$20.64	$26.18	$17.17	$16.58	$15.94
Income from Investment Operations:
Net investment income (loss)[1]	0.01	(0.01)	(0.11)	(0.08)	0.04	0.06
Net realized and unrealized gain (loss)	3.24	(0.95)	(4.16)	9.44	0.59	1.16
Total from investment operations	3.25	(0.96)	(4.27)	9.36	0.63	1.22

Less Distributions:
From net investment income	-	-	-	(0.01)	(0.04)	(0.05)
From net realized gain	(0.15)	(0.02)	(1.27)	(0.34)	-	(0.53)
Total distributions	(0.15)	(0.02)	(1.27)	(0.35)	(0.04)	(0.58)

Redemption fee proceeds[1]	-	-	-	-	-	- [2]
Net asset value, end of period	$22.76	$19.66	$20.64	$26.18	$17.17	$16.58

Total return[3]	16.56%	(4.65)%[4]	(17.51)%	54.73%	3.79%	8.25%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16,758,010	$15,390,849	$19,083,250	$22,891,438	$12,088,860	$7,420,808
Ratio of expenses to average net assets:	1.04%[5]	1.04%[6]	1.06%	1.05%	1.04%	1.03%
Ratio of net investment income (loss) to average net assets:	0.03%[5]	(0.09)%[6]	(0.43)%	(0.37)%	0.21%	0.38%

Portfolio turnover rate	33%	17%[4]	23%	25%	20%	21%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If tax reclaim expense had been excluded, the expense ratios would of been lowered by 0.00% for the year ended December 31, 2023.
[6]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	2023	2022^	2022	2021	2020	2019
Net asset value, beginning of period	$12.73	$14.00	$19.89	$12.71	$12.91	$12.43
Income from Investment Operations:
Net investment income (loss)[1]	0.03	0.01	(0.11)	(0.19)	(0.05)	0.14
Net realized and unrealized gain (loss)	0.51	(1.24)	(4.96)	7.54	(0.10)	0.42
Net increase from payments by affiliates	-	-	-	-	-	- [2]
Total from investment operations	0.54	(1.23)	(5.07)	7.35	(0.15)	0.56

Less Distributions:
From net investment income	(0.02)	(0.04)	-	-	(0.03)	(0.08)
From net realized gain	-	-	(0.82)	(0.17)	(0.02)	-
Total distributions	(0.02)	(0.04)	(0.82)	(0.17)	(0.05)	(0.08)

Redemption fee proceeds[1]	-	-	-	-	-	- [2]
Net asset value, end of period	$13.25	$12.73	$14.00	$19.89	$12.71	$12.91

Total return[3]	4.25%	(8.78)%[4]	(26.54)%	57.93%	(1.17)%	4.64%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$89,359	$125,641	$141,593	$55,369	$26,583	$6,540

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.52%	1.62%[6]	1.59%	1.53%	1.69%	2.05%
After fees waived and expenses absorbed	1.50%	1.50%[6]	1.50%	1.50%	1.49%[7]	0.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.21%	0.00%[6]	(0.71)%	(1.07)%	(0.59)%	(0.88)%
After fees waived and expenses absorbed	0.23%	0.12%[6]	(0.62)%	(1.04)%	(0.39)%	1.17%

Portfolio turnover rate	62%	18%[4]	39%	35%	23%	48%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $327 for losses from a trade error. Payments had no impact to the total return.
[6]	Annualized.
[7]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.50%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.65%, but also voluntarily waived all of its fees, and payed all of the operating expenses.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	2023	2022^	2022	2021	2020	2019
Net asset value, beginning of period	$12.88	$14.16	$20.06	$12.78	$12.96	$12.47
Income from Investment Operations:
Net investment income (loss)[1]	0.06	0.03	(0.07)	(0.15)	(0.02)	0.14
Net realized and unrealized gain (loss)	0.52	(1.25)	(5.01)	7.60	(0.11)	0.43
Net increase from payments by affiliates	-	-	-	-	-	- [2]
Total from investment operations	0.58	(1.22)	(5.08)	7.45	(0.13)	0.57

Less Distributions:
From net investment income	(0.06)	(0.06)	-	-	(0.03)	(0.08)
From net realized gain	-	-	(0.82)	(0.17)	(0.02)	-
Total distributions	(0.06)	(0.06)	(0.82)	(0.17)	(0.05)	(0.08)

Redemption fee proceeds[1]	-	-	-	-	-	- [2]
Net asset value, end of period	$13.40	$12.88	$14.16	$20.06	$12.78	$12.96

Total return[3]	4.54%	(8.62)%[4]	(26.36)%	58.39%	(1.01)%	4.70%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,101,465	$1,309,276	$1,717,091	$2,116,203	$315,868	$50,850

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.27%	1.37%[6]	1.34%	1.28%	1.45%	1.80%
After fees waived and expenses absorbed	1.25%	1.25%[6]	1.25%	1.25%	1.25%[7]	0.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.46%	0.25%[6]	(0.46)%	(0.82)%	(0.35)%	(0.63)%
After fees waived and expenses absorbed	0.48%	0.37%[6]	(0.37)%	(0.79)%	(0.15)%	1.17%

Portfolio turnover rate	62%	18%[4]	39%	35%	23%	48%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $327 for losses from a trade error. Payments had no impact to the total return.
[6]	Annualized.
[7]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.25%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.40%, but also voluntarily waived all of its fees, and payed all of the operating expenses.

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	2023	2022^	2022	2021	2020	2019
Net asset value, beginning of period	$16.88	$18.93	$25.28	$17.39	$16.68	$14.96
Income from Investment Operations:
Net investment income (loss)[1]	(0.07)	(0.04)	(0.19)	(0.15)	(0.05)	(0.08)
Net realized and unrealized gain (loss)	4.48	(1.41)	(3.52)	8.87	1.08	2.21
Total from investment operations	4.41	(1.45)	(3.71)	8.72	1.03	2.13

Less Distributions:
From net realized gain	-	(0.60)	(2.64)	(0.83)	(0.32)	(0.41)
Total distributions	-	(0.60)	(2.64)	(0.83)	(0.32)	(0.41)

Redemption fee proceeds[1]	-	-	-	-	-	- [2]
Net asset value, end of period	$21.29	$16.88	$18.93	$25.28	$17.39	$16.68

Total return[3]	26.13%	(7.71)%[4]	(17.30)%	50.55%	6.15%	14.59%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$38,795	$12,943	$16,396	$21,378	$8,865	$4,541

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.39%[5]	1.44%[6]	1.40%	1.44%	1.50%	1.73%
After fees waived and expenses absorbed	1.30%[5]	1.30%[6]	1.30%	1.30%	1.28%[7]	1.40%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.48)%	(0.51)%[6]	(0.88)%	(0.80)%	(0.52)%	(0.83)%
After fees waived and expenses absorbed	(0.39)%	(0.37)%[6]	(0.78)%	(0.66)%	(0.30)%	(0.50)%

Portfolio turnover rate	32%	36%[4]	44%	56%	37%	48%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If tax reclaim expense had been excluded, the expense ratios would of been lowered by 0.00% for the year ended December 31, 2023.
[6]	Annualized.
[7]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.30%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.40%.

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	2023	2022^	2022	2021	2020	2019
Net asset value, beginning of period	$17.28	$19.33	$25.70	$17.63	$16.87	$15.06
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.01)	(0.13)	(0.09)	(0.01)	(0.04)
Net realized and unrealized gain (loss)	4.60	(1.44)	(3.60)	8.99	1.09	2.25
Total from investment operations	4.57	(1.45)	(3.73)	8.90	1.08	2.21

Less Distributions:
From net realized gain	-	(0.60)	(2.64)	(0.83)	(0.32)	(0.41)
Total distributions	-	(0.60)	(2.64)	(0.83)	(0.32)	(0.41)

Redemption fee proceeds[1]	-	-	-	-	-	0.01
Net asset value, end of period	$21.85	$17.28	$19.33	$25.70	$17.63	$16.87

Total return[2]	26.45%	(7.55)%[3]	(17.09)%	50.89%	6.38%	15.09%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$387,992	$277,438	$438,016	$468,073	$245,101	$93,974

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.14%[4]	1.19%[5]	1.15%	1.19%	1.27%	1.48%
After fees waived and expenses absorbed	1.05%[4]	1.05%[5]	1.05%	1.05%	1.05%[6]	1.15%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.23)%	(0.26)%[5]	(0.63)%	(0.55)%	(0.29)%	(0.58)%
After fees waived and expenses absorbed	(0.14)%	(0.12)%[5]	(0.53)%	(0.41)%	(0.07)%	(0.25)%

Portfolio turnover rate	32%	36%[3]	44%	56%	37%	48%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If tax reclaim expense had been excluded, the expense ratios would of been lowered by 0.00% for the year ended December 31, 2023.
[5]	Annualized.
[6]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.05%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.15%.

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	2023	2022^	2022	2021	2020	2019
Net asset value, beginning of period	$16.49	$20.22	$28.63	$16.80	$15.57	$14.79
Income from Investment Operations:
Net investment income (loss)[1]	0.05	(0.02)	(0.18)	(0.19)	(0.10)	(0.09)
Net realized and unrealized gain (loss)	3.62	(3.71)	(5.30)	12.76	1.33	1.37
Net increase from payments by affiliates	-	-	-	- [2]	-	-
Total from investment operations	3.67	(3.73)	(5.48)	12.57	1.23	1.28

Less Distributions:
From net realized gain	-	-	(2.93)	(0.74)	-	(0.50)
Total distributions	-	-	(2.93)	(0.74)	-	(0.50)

Redemption fee proceeds[1]	-	-	-	-	-	- [2]
Net asset value, end of period	$20.16	$16.49	$20.22	$28.63	$16.80	$15.57

Total return[3]	22.26%	(18.45)%[4]	(22.04)%	75.46%[5]	7.90%	9.29%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$311,472	$293,250	$533,268	$768,496	$86,504	$11,922

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.33%[6]	1.48%[7]	1.34%	1.34%	1.79%	4.34%
After fees waived and expenses absorbed	1.25%[6]	1.25%[7]	1.25%	1.25%	1.25%[8]	1.40%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.18%	(0.44)%[7]	(0.73)%	(0.84)%	(1.17)%	(3.55)%
After fees waived and expenses absorbed	0.26%	(0.21)%[7]	(0.64)%	(0.75)%	(0.63)%	(0.61)%

Portfolio turnover rate	81%	56%[4]	87%	82%	67%	81%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4	Not annualized.
[5]	The Advisor reimbursed the Fund $2,951 for losses from a trade error. Payment had no impact to the total return.
[6]	If tax reclaim expense had been excluded, the expense ratios would of been lowered by 0.00% for the year ended December 31, 2023.
[7]	Annualized.
[8]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.25%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.40%.

See accompanying Notes to Financial Statements.

WCM Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period October 30, 2019* through April 30,
	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$10.55	$11.00	$15.71	$9.27	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.07)	(0.06)	(0.16)	(0.16)	(0.05)
Net realized and unrealized gain (loss)	1.72	(0.37)	(3.28)	6.75	(0.68)
Total from investment operations	1.65	(0.43)	(3.44)	6.59	(0.73)

Less Distributions:
From net realized gain	-	(0.02)	(1.27)	(0.15)	-
Total distributions	-	(0.02)	(1.27)	(0.15)	-
Net asset value, end of period	$12.20	$10.55	$11.00	$15.71	$9.27

Total return[2]	15.64%	(3.92)%[3]	(23.65)%	71.37%	(7.30)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$107	$94	$79	$78	$31

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.11%	2.19%[4]	1.85%	2.33%	10.10%[4]
After fees waived and expenses absorbed	1.24%	1.30%[4,5]	1.50%	1.50%	1.50%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.52)%	(1.74)%[4]	(1.48)%	(2.08)%	(9.69)%[4]
After fees waived and expenses absorbed	(0.65)%	(0.85)%[4]	(1.13)%	(1.25)%	(1.09)%[4]

Portfolio turnover rate	48%	45%[3]	57%	51%	51%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective July 1, 2022, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.24%. Prior to July 1, 2022, the annual fund operating expense limitation was 1.50%.

See accompanying Notes to Financial Statements.

WCM Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period October 30, 2019* through April 30,
	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$10.64	$11.07	$15.77	$9.28	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.04)	(0.12)	(0.14)	(0.04)
Net realized and unrealized gain (loss)	1.74	(0.37)	(3.31)	6.78	(0.68)
Total from investment operations	1.69	(0.41)	(3.43)	6.64	(0.72)

Less Distributions:
From net realized gain	-	(0.02)	(1.27)	(0.15)	-
Total distributions	-	(0.02)	(1.27)	(0.15)	-
Net asset value, end of period	$12.33	$10.64	$11.07	$15.77	$9.28

Total return[2]	15.88%	(3.72)%[3]	(23.49)%	71.84%	(7.20)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$40,420	$32,916	$40,438	$58,164	$4,993

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.86%	1.94%[4]	1.60%	2.08%	9.85%[4]
After fees waived and expenses absorbed	0.99%	1.05%[4,5]	1.25%	1.25%	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.27)%	(1.49)%[4]	(1.23)%	(1.83)%	(9.43)%[4]
After fees waived and expenses absorbed	(0.40)%	(0.60)%[4]	(0.88)%	(1.00)%	(0.83)%[4]

Portfolio turnover rate	48%	45%[3]	57%	51%	51%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective July 1, 2022, the Advisor has contractually agreed to limit the annual fund operating expenses to 0.99%. Prior to July 1, 2022, the annual fund operating expense limitation was 1.25%.

See accompanying Notes to Financial Statements.

WCM SMID Quality Value Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period October 30, 2019* through April 30,
	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$9.84	$10.30	$12.11	$7.71	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.04)	(0.08)	(0.07)	(0.02)
Net realized and unrealized gain (loss)	2.38	(0.24)	(0.97)	4.47	(2.27)
Total from investment operations	2.34	(0.28)	(1.05)	4.40	(2.29)

Less Distributions:
From net realized gain	(0.10)	(0.18)	(0.76)	-	-
Total distributions	(0.10)	(0.18)	(0.76)	-	-
Net asset value, end of period	$12.08	$9.84	$10.30	$12.11	$7.71

Total return[2]	23.83%	(2.71)%[3]	(9.29)%	57.07%	(22.90)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$241	$196	$169	$161	$27

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.52%	1.64%[4]	1.77%	1.97%	15.49%[4]
After fees waived and expenses absorbed	1.10%	1.23%[4,5]	1.25%	1.25%[6]	1.50%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.79)%	(0.98)%[4]	(1.26)%	(1.43)%	(14.51)%[4]
After fees waived and expenses absorbed	(0.37)%	(0.57)%[4]	(0.74)%	(0.71)%	(0.52)%[4]

Portfolio turnover rate	22%	53%[3]	32%	32%	5%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective November 30, 2022, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.10%. Prior to November 30, 2022, the annual fund operating expense limitation was 1.25%.
[6]	Effective July 1, 2020, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.25%. Prior to July 1, 2020, the annual fund operating expense limitation was 1.50%.

See accompanying Notes to Financial Statements.

WCM SMID Quality Value Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period October 30, 2019* through April 30,
	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$9.94	$10.38	$12.17	$7.73	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	(0.02)	(0.06)	(0.05)	(0.01)
Net realized and unrealized gain (loss)	2.40	(0.24)	(0.97)	4.49	(2.26)
Total from investment operations	2.39	(0.26)	(1.03)	4.44	(2.27)

Less Distributions:
From net realized gain	(0.10)	(0.18)	(0.76)	-	-
Total distributions	(0.10)	(0.18)	(0.76)	-	-
Net asset value, end of period	$12.23	$9.94	$10.38	$12.17	$7.73

Total return[2]	24.09%	(2.50)%[3]	(9.08)%	57.44%	(22.70)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$142,842	$117,974	$99,042	$99,267	$4,716

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.27%	1.39%[4]	1.52%	1.72%	15.24%[4]
After fees waived and expenses absorbed	0.85%	0.98%[4,5]	1.00%	1.00%[6]	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.54)%	(0.73)%[4]	(1.01)%	(1.18)%	(14.26)%[4]
After fees waived and expenses absorbed	(0.12)%	(0.32)%[4]	(0.49)%	(0.46)%	(0.27)%[4]

Portfolio turnover rate	22%	53%[3]	32%	32%	5%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective November 30, 2022, the Advisor has contractually agreed to limit the annual fund operating expenses to 0.85%. Prior to November 30, 2022, the annual fund operating expense limitation was 1.00%.
[6]	Effective July 1, 2020, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.00%. Prior to July 1, 2020, the annual fund operating expense limitation was 1.25%.

See accompanying Notes to Financial Statements.

WCM China Quality Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period March 31, 2020* through April 30,
	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$11.22	$11.19	$18.05	$10.65	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.05	0.02	(0.11)	(0.17)	(0.01)
Net realized and unrealized gain (loss)	(2.13)	0.03	(5.44)	7.95	0.66
Net increase from payments by affiliates	-	-	-	- [2]	-
Total from investment operations	(2.08)	0.05	(5.55)	7.78	0.65

Less Distributions:
From net investment income	(0.07)	(0.02)	-	-	-
From net realized gain	-	-	(1.31)	(0.38)	-
Total distributions	(0.07)	(0.02)	(1.31)	(0.38)	-
Net asset value, end of period	$9.07	$11.22	$11.19	$18.05	$10.65

Total return[3]	(18.49)%	0.42%[4]	(32.83)%	73.73%[5]	6.50%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$131	$157	$138	$177	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.46%[6]	4.52%[7]	3.92%	6.21%	18.03%[7]
After fees waived and expenses absorbed	1.50%[6]	1.50%[7]	1.50%	1.50%	1.50%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(3.46)%	(2.70)%[7]	(3.09)%	(5.72)%	(17.69)%[7]
After fees waived and expenses absorbed	0.50%	0.32%[7]	(0.67)%	(1.01)%	(1.16)%[7]

Portfolio turnover rate	57%	26%[4]	56%	57%	-%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $1,692 for losses from a trade error. This reimbursement had a positive 0.10% impact on the total return.
[6]	If tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2023.
[7]	Annualized.

See accompanying Notes to Financial Statements.

WCM China Quality Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period March 31, 2020* through April 30,
	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$11.28	$11.25	$18.10	$10.65	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.08	0.04	(0.07)	(0.12)	(0.01)
Net realized and unrealized gain (loss)	(2.14)	0.02	(5.47)	7.95	0.66
Net increase from payments by affiliates	-	-	-	- [2]	-
Total from investment operations	(2.06)	0.06	(5.54)	7.83	0.65

Less Distributions:
From net investment income	(0.10)	(0.03)	-	-	-
From net realized gain	-	-	(1.31)	(0.38)	-
Total distributions	(0.10)	(0.03)	(1.31)	(0.38)	-
Net asset value, end of period	$9.12	$11.28	$11.25	$18.10	$10.65

Total return[3]	(18.26)%	0.57%[4]	(32.68)%	74.20%[5]	6.50%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,451	$6,849	$10,629	$13,605	$2,391

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.21%[6]	4.27%[7]	3.67%	5.96%	17.78%[7]
After fees waived and expenses absorbed	1.25%[6]	1.25%[7]	1.25%	1.25%	1.25%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(3.21)%	(2.45)%[7]	(2.84)%	(5.47)%	(17.42)%[7]
After fees waived and expenses absorbed	0.75%	0.57%[7]	(0.42)%	(0.76)%	(0.89)%[7]

Portfolio turnover rate	57%	26%[4]	56%	57%	-%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $1,692 for losses from a trade error. This reimbursement had a positive 0.10% impact on the total return.
[6]	If tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2023.
[7]	Annualized.

See accompanying Notes to Financial Statements.

WCM Developing World Equity Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period March 31, 2020* through April 30,
	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$12.12	$12.83	$15.11	$10.99	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.12	0.07	0.02	(0.03)	0.03
Net realized and unrealized gain (loss)	0.67	(0.64)	(1.83)	4.59	0.96
Total from investment operations	0.79	(0.57)	(1.81)	4.56	0.99

Less Distributions:
From net investment income	(0.12)	(0.14)	-	(0.03)	-
From net realized gain	-	-	(0.47)	(0.41)	-
Total distributions	(0.12)	(0.14)	(0.47)	(0.44)	-
Net asset value, end of period	$12.79	$12.12	$12.83	$15.11	$10.99

Total return[2]	6.59%	(4.42)%[3]	(12.24)%	41.48%	10.00%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$169	$321	$35	$24	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	15.66%[4]	14.00%[5]	13.25%	32.13%	71.14%[5]
After fees waived and expenses absorbed	1.44%[4,6]	1.50%[5]	1.50%	1.50%	1.50%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(13.24)%	(11.57)%[5]	(11.60)%	(30.87)%	(66.39)%[5]
After fees waived and expenses absorbed	0.98%	0.93%[5]	0.15%	(0.24)%	3.25%[5]

Portfolio turnover rate	46%	30%[3]	67%	41%	6%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2023.
[5]	Annualized.
[6]	Effective October 1, 2023, the Advisor has contractually agreed to limit the annual operating expenses to 1.20%. Prior to October 1, 2023, the Advisor had contractually agreed to limit the annual operating expenses to 1.50%.

See accompanying Notes to Financial Statements.

WCM Developing World Equity Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period March 31, 2020* through April 30,
	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$12.18	$12.88	$15.15	$10.99	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.15	0.09	0.06	-	0.03
Net realized and unrealized gain (loss)	0.68	(0.63)	(1.85)	4.60	0.96
Total from investment operations	0.83	(0.54)	(1.79)	4.60	0.99

Less Distributions:
From net investment income	(0.19)	(0.16)	(0.01)	(0.03)	-
From net realized gain	-	-	(0.47)	(0.41)	-
Total distributions	(0.19)	(0.16)	(0.48)	(0.44)	-
Net asset value, end of period	$12.82	$12.18	$12.88	$15.15	$10.99

Total return[2]	6.86%	(4.22)%[3]	(12.06)%	41.73%	10.10%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,901	$1,896	$2,767	$1,495	$571

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	15.41%[4]	13.75%[5]	13.00%	31.88%	70.89%[5]
After fees waived and expenses absorbed	1.19%[4,6]	1.25%[5]	1.25%	1.25%	1.25%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(12.99)%	(11.32)%[5]	(11.35)%	(30.62)%	(66.08)%[5]
After fees waived and expenses absorbed	1.23%	1.18%[5]	0.40%	0.01%	3.56%[5]

Portfolio turnover rate	46%	30%[3]	67%	41%	6%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2023.
[5]	Annualized.
[6]	Effective October 1, 2023, the Advisor has contractually agreed to limit the annual operating expenses to 0.95%. Prior to October 1, 2023, the Advisor had contractually agreed to limit the annual operating expenses to 1.25%.

See accompanying Notes to Financial Statements.

WCM International Equity Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period March 31, 2020* through April 30,
	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$13.20	$13.62	$14.90	$10.92	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.12	(0.02)	0.04	(0.02)	0.01
Net realized and unrealized gain (loss)	1.65	(0.40)	(0.90)	4.22	0.91
Total from investment operations	1.77	(0.42)	(0.86)	4.20	0.92

Less Distributions:
From net investment income	(0.10)	- [2]	(0.01)	-	-
From net realized gain	(0.33)	- [2]	(0.41)	(0.22)	-
Total distributions	(0.43)	-	(0.42)	(0.22)	-
Net asset value, end of period	$14.54	$13.20	$13.62	$14.90	$10.92

Total return[3]	13.59%	(3.07)%[4]	(6.04)%	38.49%	9.30%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$624	$323	$23	$17	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.73%	2.98%[5]	7.92%	29.79%	69.30%[5]
After fees waived and expenses absorbed	1.28%[6]	1.50%[5,7]	1.50%	1.50%	1.50%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.43%	(1.69)%[5]	(6.17)%	(28.46)%	(66.82)%[5]
After fees waived and expenses absorbed	0.88%	(0.21)%[5]	0.25%	(0.17)%	0.98%[5]

Portfolio turnover rate	39%	20%[4]	59%	19%	9%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective October 1, 2023, the Advisor has contractually agreed to limit the annual operating expenses to 1.10%. Prior to October 1, 2023, the Advisor had contractually agreed to limit the annual operating expenses to 1.35%.
[7]	Effective December 31, 2022, the Advisor has contractually agreed to limit the annual operating expenses to 1.35%. Prior to December 31, 2022, the Advisor had contractually agreed to limit the annual operating expenses to 1.50%.

See accompanying Notes to Financial Statements.

WCM International Equity Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,	For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period March 31, 2020* through April 30,
	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$13.26	$13.66	$14.92	$10.92	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.16	-	0.07	0.01	0.01
Net realized and unrealized gain (loss)	1.65	(0.40)	(0.89)	4.23	0.91
Total from investment operations	1.81	(0.40)	(0.82)	4.24	0.92

Less Distributions:
From net investment income	(0.13)	- [2]	(0.03)	(0.02)	-
From net realized gain	(0.33)	- [2]	(0.41)	(0.22)	-
Total distributions	(0.46)	-	(0.44)	(0.24)	-
Net asset value, end of period	$14.61	$13.26	$13.66	$14.92	$10.92

Total return[3]	13.83%	(2.90)%[4]	(5.74)%	38.83%	9.30%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$86,960	$59,425	$4,731	$2,751	$596

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.48%	2.73%[5]	7.67%	29.54%	69.05%[5]
After fees waived and expenses absorbed	1.03%[6]	1.25%[5,7]	1.25%	1.25%	1.25%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.68%	(1.44)%[5]	(5.92)%	(28.21)%	(66.62)%[5]
After fees waived and expenses absorbed	1.13%	0.04%[5]	0.50%	0.08%	1.18%[5]

Portfolio turnover rate	39%	20%[4]	59%	19%	9%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective October 1, 2023, the Advisor has contractually agreed to limit the annual operating expenses to 0.85%. Prior to October 1, 2023, the Advisor had contractually agreed to limit the annual operating expenses to 1.10%.
[7]	Effective December 31, 2022, the Advisor has contractually agreed to limit the annual operating expenses to 1.10%. Prior to December 31, 2022, the Advisor had contractually agreed to limit the annual operating expenses to 1.25%.

See accompanying Notes to Financial Statements.

WCM Focused International Value Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31, 2023	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022	For the Period June 29, 2020* through April 30, 2021
Net asset value, beginning of period	$11.35	$12.04	$14.22	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.05	0.05	- [2]	(0.03)
Net realized and unrealized gain (loss)	2.00	(0.70)	(2.18)	4.25
Total from investment operations	2.05	(0.65)	(2.18)	4.22

Less Distributions:
From net investment income	(0.09)	(0.04)	-	-
From net realized gain	-	-	- [2]	-
Total distributions	(0.09)	(0.04)	- [2]	-
Net asset value, end of period	$13.31	$11.35	$12.04	$14.22

Total return[3]	18.08%	(5.43)%[4]	(15.31)%	42.20%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$28	$48	$78	$49

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.61%[5]	2.88%[6]	4.36%	18.35%[6]
After fees waived and expenses absorbed	1.51%[5]	1.50%[6]	1.50%	1.50%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.68)%	(0.76)%[6]	(2.86)%	(17.16)%[6]
After fees waived and expenses absorbed	0.42%	0.62%[6]	0.00%	(0.31)%[6]

Portfolio turnover rate	38%	43%[4]	23%	12%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If tax expense had been excluded, the expense ratios would have been lowered by 0.01% for the year ended December 31, 2023.
[6]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused International Value Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31, 2023	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022	For the Period June 29, 2020* through April 30, 2021
Net asset value, beginning of period	$11.38	$12.09	$14.24	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.08	0.07	0.04	(0.01)
Net realized and unrealized gain (loss)	2.01	(0.71)	(2.19)	4.25
Total from investment operations	2.09	(0.64)	(2.15)	4.24

Less Distributions:
From net investment income	(0.13)	(0.07)	- [2]	-
From net realized gain	-	-	- [2]	-
Total distributions	(0.13)	(0.07)	- [2]	-
Net asset value, end of period	$13.34	$11.38	$12.09	$14.24

Total return[3]	18.43%	(5.28)%[4]	(15.07)%	42.40%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,042	$16,030	$16,775	$3,194

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.36%[5]	2.63%[6]	4.11%	18.10%[6]
After fees waived and expenses absorbed	1.26%[5]	1.25%[6]	1.25%	1.25%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.43)%	(0.51)%[6]	(2.61)%	(16.91)%[6]
After fees waived and expenses absorbed	0.67%	0.87%[6]	0.25%	(0.06)%[6]

Portfolio turnover rate	38%	43%[4]	23%	12%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If tax expense had been excluded, the expense ratios would have been lowered by 0.01% for the year ended December 31, 2023.
[6]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused International Opportunities Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31, 2023	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022	For the Period March 30, 2021* through April 30, 2021
Net asset value, beginning of period	$7.62	$8.33	$10.85	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	(0.02)	(0.11)	- [2]
Net realized and unrealized gain (loss)	1.96	(0.69)	(2.40)	0.85
Total from investment operations	1.95	(0.71)	(2.51)	0.85

Less Distributions:
From net investment income	(0.02)	-	-	-
From net realized gain	-	-	(0.01)	-
Total distributions	(0.02)	-	(0.01)	-
Net asset value, end of period	$9.55	$7.62	$8.33	$10.85

Total return[3]	25.65%	(8.52)%[4]	(23.14)%	8.50%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$142	$87	$92	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.30%	2.84%[5]	5.20%	60.78%[5]
After fees waived and expenses absorbed	1.50%	1.50%[5]	1.50%	1.50%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.89)%	(1.72)%[5]	(4.77)%	(59.25)%[5]
After fees waived and expenses absorbed	(0.09)%	(0.38)%[5]	(1.07)%	0.03%[5]

Portfolio turnover rate	87%	74%[4]	59%	3%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused International Opportunities Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31, 2023	For the Period May 1, 2022 through December 31, 2022^	For the Year Ended April 30, 2022	For the Period March 30, 2021* through April 30, 2021
Net asset value, beginning of period	$7.66	$8.35	$10.86	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.01	(0.01)	(0.09)	- [2]
Net realized and unrealized gain (loss)	1.96	(0.68)	(2.41)	0.86
Total from investment operations	1.97	(0.69)	(2.50)	0.86

Less Distributions:
From net investment income	(0.04)	-	-	-
From net realized gain	-	-	(0.01)	-
Total distributions	(0.04)	-	(0.01)	-
Net asset value, end of period	$9.59	$7.66	$8.35	$10.86

Total return[3]	25.80%	(8.26)%[4]	(23.02)%	8.60%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$36,829	$24,276	$21,038	$766

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.05%	2.59%[5]	4.95%	60.53%[5]
After fees waived and expenses absorbed	1.25%	1.25%[5]	1.25%	1.25%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.64)%	(1.47)%[5]	(4.52)%	(59.00)%[5]
After fees waived and expenses absorbed	0.16%	(0.13)%[5]	(0.82)%	0.28%[5]

Portfolio turnover rate	87%	74%[4]	59%	3%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

WCM Mid Cap Quality Value Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31, 2023	For the Period July 28, 2022* through December 31, 2022^
Net asset value, beginning of period	$9.27	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.01)
Net realized and unrealized gain (loss)	2.68	(0.72)
Total from investment operations	2.65	(0.73)

Less Distributions:
From net investment income	(0.01)	-
From net realized gain	(0.18)	-
Total distributions	(0.19)	-
Net asset value, end of period	$11.73	$9.27

Total return[2]	28.72%	(7.30)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12	$9

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	36.72%[4]	56.33%[5]
After fees waived and expenses absorbed	1.25%[4]	1.25%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(35.78)%	(55.37)%[5]
After fees waived and expenses absorbed	(0.31)%	(0.29)%[5]

Portfolio turnover rate	15%	13%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2023.
[5]	Annualized.

See accompanying Notes to Financial Statements.

WCM Mid Cap Quality Value Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31, 2023	For the Period July 28, 2022* through December 31, 2022^
Net asset value, beginning of period	$9.27	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	- [2]
Net realized and unrealized gain (loss)	2.70	(0.72)
Total from investment operations	2.69	(0.72)

Less Distributions:
From net investment income	(0.04)	(0.01)
From net realized gain	(0.18)	-
Total distributions	(0.22)	(0.01)
Net asset value, end of period	$11.74	$9.27

Total return[3]	29.13%	(7.22)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$895	$571

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	36.47%[5]	56.08%[6]
After fees waived and expenses absorbed	1.00%[5]	1.00%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(35.53)%	(55.12)%[6]
After fees waived and expenses absorbed	(0.06)%	(0.04)%[6]

Portfolio turnover rate	15%	13%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2023.
[6]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets ex China Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31, 2023	For the Period December 29, 2022* through December 31, 2022
Net asset value, beginning of period	$9.91	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.02	-
Net realized and unrealized gain (loss)	2.82	(0.09)
Total from investment operations	2.84	(0.09)

Less Distributions:
From net investment income	- [2]	-
Total distributions	-	-
Net asset value, end of period	$12.75	$9.91

Total return[3]	28.70%	(0.90)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13	$10

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	16.78%	416.99%[5]
After fees waived and expenses absorbed	1.50%	1.50%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(15.07)%	(416.99)%[5]
After fees waived and expenses absorbed	0.21%	(1.50)%[5]

Portfolio turnover rate	37%	-%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets ex China Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31, 2023	For the Period December 29, 2022* through December 31, 2022
Net asset value, beginning of period	$9.91	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.05	-
Net realized and unrealized gain (loss)	2.82	(0.09)
Total from investment operations	2.87	(0.09)

Less Distributions:
From net investment income	(0.03)	-
Total distributions	(0.03)	-
Net asset value, end of period	$12.75	$9.91

Total return[2]	29.00%	(0.90)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,547	$485

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	16.53%	416.74%[4]
After fees waived and expenses absorbed	1.25%	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(14.82)%	(416.74)%[4]
After fees waived and expenses absorbed	0.46%	(1.25)%[4]

Portfolio turnover rate	37%	-%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM Quality Dividend Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period July 28, 2023* through December 31, 2023
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.07
Net realized and unrealized gain (loss)	0.02
Total from investment operations	0.09

Less Distributions:
From net investment income	(0.06)
Total distributions	(0.06)
Net asset value, end of period	$10.03

Total return[2]	0.95%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$48

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	26.97%[4]
After fees waived and expenses absorbed	1.24%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(24.05)%[4]
After fees waived and expenses absorbed	1.68%[4]
Portfolio turnover rate	1%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM Quality Dividend Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period July 28, 2023* through December 31, 2023
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.08
Net realized and unrealized gain (loss)	0.02
Total from investment operations	0.10

Less Distributions:
From net investment income	(0.07)
Total distributions	(0.07)
Net asset value, end of period	$10.03

Total return[2]	1.02%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,351

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	26.72%[4]
After fees waived and expenses absorbed	0.99%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(23.80)%[4]
After fees waived and expenses absorbed	1.93%[4]
Portfolio turnover rate	1%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

Note 1 – Organization

WCM Focused International Growth Fund (‘‘International Growth” or “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), WCM Focused Global Growth Fund (“Global Growth” or “Global Growth Fund”), WCM International Small Cap Growth Fund (the ‘‘International Small Cap Growth” or “International Small Cap Growth Fund”), WCM Small Cap Growth Fund (“Small Cap Growth” or “Small Cap Growth Fund”), WCM SMID Quality Value Fund (“SMID Quality Value” or “SMID Quality Value Fund”), WCM China Quality Growth Fund (“China Quality Growth” or “China Quality Growth Fund”), WCM Developing World Equity Fund (”Developing World Equity” or “Developing World Equity Fund”), WCM International Equity Fund (”International Equity” or “International Equity Fund”), WCM Focused International Value Fund (“International Value” or “International Value Fund”), WCM Focused International Opportunities Fund (“International Opportunities” or “International Opportunities Fund”), WCM Mid Cap Quality Value Fund (“Mid Cap Quality Value” or “Mid Cap Quality Value Fund”), WCM Focused Emerging Markets ex China Fund (“Emerging Markets ex China” or “Emerging Markets ex China Fund”), and WCM Quality Dividend Growth Fund (“Quality Dividend Growth” or “Quality Dividend Growth Fund”), (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Growth Fund, Emerging Markets Fund, Global Growth Fund, International Small Cap Growth Fund, Small Cap Growth Fund, SMID Quality Value Fund, International Equity Fund, International Value Fund, International Opportunities Fund, Mid Cap Quality Value Fund, Emerging Markets ex China Fund, and Quality Dividend Growth Fund are diversified Funds. The China Quality Growth Fund and Developing World Equity Fund are non-diversified Funds.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	Institutional Class	Investor Class
International Growth Fund	Provide long-term capital appreciation	5/31/2011	8/31/2011
Emerging Markets Fund	Provide long-term capital appreciation	6/28/2013	6/28/2013
Global Growth Fund	Provide long-term capital appreciation	6/28/2013	6/28/2013
International Small Cap Growth Fund	Provide long-term capital appreciation	11/30/2015	-
Small Cap Growth Fund	Provide long-term capital appreciation	10/30/2019	10/30/2019
SMID Quality Value Fund	Provide long-term capital appreciation	10/30/2019	10/30/2019
China Quality Growth Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020
Developing World Equity Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020
International Equity Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020
International Value Fund	Provide long-term capital appreciation	6/29/2020	6/29/2020
International Opportunities Fund	Provide long-term capital appreciation	3/30/2021	3/30/2021
Mid Cap Quality Value Fund	Provide long-term capital appreciation	7/28/2022	7/28/2022
Emerging Markets ex China Fund	Provide long-term capital appreciation	12/29/2022	12/29/2022
Quality Dividend Growth Fund	Current and growing dividend income and long-term capital appreciation	7/28/2023	7/28/2023

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Participation certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when each Fund must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may have been taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the exdividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

The Mid Cap Quality Value Fund incurred offering costs of approximately $11,826, which were amortized over a one-year period from July 28, 2022 (commencement of operations).

The Emerging Markets ex China Fund incurred offering costs of approximately $10,650, which were amortized over a one-year period from December 29, 2022 (commencement of operations).

The Quality Dividend Growth Fund incurred offering costs of approximately $12,141 which are being amortized over a one-year period from July 28, 2023 (commencement of operations).

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2023, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually, except for the Quality Dividend Growth Fund which will distribute net investment income, if any, quarterly. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Certain funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

(g) Illiquid Securities.

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(h) Warrants and Rights

The Funds may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Advisor. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them. They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants and rights tend to be more volatile than the underlying stock, and if at a warrant’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant or right, a Fund can acquire the stock at a price below its market value. The prices of warrants and rights do not necessarily parallel the prices of the underlying securities. An investment in warrants or rights may be considered speculative.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into Investment Advisory Agreements (the “Agreements”) with WCM Investment Management (the “Advisor”). Under the terms of the Agreements, Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund.

These agreements are in effect until April 30, 2024 for the International Growth Fund, Emerging Markets Fund, Global Growth Fund, and International Small Cap Growth Fund, and April 30, 2033 for the Small Cap Growth Fund, SMID Quality Value Fund, China Quality Growth Fund, Developing World Equity Fund, International Equity Fund, International Value Fund, International Opportunities Fund, Mid Cap Quality Value Fund, and Emerging Markets ex China Fund, and April 30, 2034 for the Quality Dividend Growth Fund, and they may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class:

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Investor Class†	Total Limit on Annual Operating Expenses Institutional Class†
International Growth Fund	0.85%	1.50%	1.25%
Emerging Markets Fund	1.00%	1.50%	1.25%
Global Growth Fund	0.85%	1.30%	1.05%
International Small Cap Growth Fund	1.00%	-	1.25%
Small Cap Growth Fund	0.99%	1.24%	0.99%
SMID Quality Value Fund	0.85%	1.10%	0.85%
China Quality Growth Fund	1.00%	1.50%	1.25%
Developing World Equity Fund*	0.95%	1.20%	0.95%
International Equity Fund**	0.85%	1.10%	0.85%
International Value Fund	0.85%	1.50%	1.25%
International Opportunities Fund	1.00%	1.50%	1.25%
Mid Cap Quality Value Fund	0.85%	1.25%	1.00%
Emerging Markets ex China Fund	1.00%	1.50%	1.25%
Quality Dividend Growth Fund	0.65%	1.24%	0.99%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
*	Effective October 1, 2023, the Advisor agreed to lower its management fee from 1.00% to 0.95% as well as reduce the expense caps from 1.50% and 1.25% to 1.20% and 0.95% for the Investor Class and Institutional Class shares, respectively.
**	Effective October 1, 2023, the Advisor agreed to reduce the expense caps from 1.35% and 1.10% to 1.10% and 0.85% for the Investor Class and Institutional Class shares, respectively.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

The table below contains the advisory fees waived and absorbed other expenses for the year/period ended December 31, 2023:

Emerging Markets Fund	$256,439
Global Growth Fund	308,207
International Small Cap Growth Fund	238,836
Small Cap Growth Fund	306,101
SMID Quality Value Fund	546,548
China Quality Growth Fund	246,959
Developing World Equity Fund	320,208
International Equity Fund	324,822
International Value Fund	240,691
International Opportunities Fund	256,598
Mid Cap Quality Value Fund	276,176
Emerging Markets ex China Fund	322,072
Quality Dividend Growth Fund	100,145

The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment with respect to the Emerging Markets, Global Growth and International Small Cap Growth. The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment with respect to the Small Cap Growth, SMID Quality Value, China Quality Growth, Developing World Equity, International Equity, International Value, International Opportunities, Mid Cap Quality Value, Emerging Markets ex China , and Quality Dividend Growth. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.

The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of these amounts no later than the dates stated below. The total is the amount of these potentially recoverable expenses as of December 31, 2023.

	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
4/30/2024	$376,409	$560,831	$325,930
4/30/2025	2,194,968	512,187	753,667
12/31/2025	1,199,965	330,902	579,715
12/31/2026	256,439	308,207	238,836
Total	$4,027,781	$1,712,127	$1,898,148

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

	Small Cap Growth Fund	SMID Quality Value Fund	China Quality Growth Fund
4/30/2024	$254,994	$421,601	$322,890
4/30/2025	188,353	533,195	349,581
12/31/2025	210,046	276,881	193,141
12/31/2026	306,101	546,548	246,959
Total	$959,494	$1,778,225	$1,112,571

	Developing World Equity Fund	International Equity Fund	International Value Fund
4/30/2024	$296,104	$287,224	$227,076
4/30/2025	295,536	252,723	261,051
12/31/2025	208,876	172,226	162,492
12/31/2026	320,208	324,822	240,691
Total	$1,120,724	$1,036,995	$891,310

	International Opportunities Fund	Mid Cap Quality Value Fund	Emerging Markets ex China Fund
4/30/2024	$33,627	$-	$-
4/30/2025	374,446	-	-
12/31/2025	234,885	111,044	16,970
12/31/2026	256,598	276,176	322,072
Total	$899,556	$387,220	$339,042

Quality Dividend Growth Fund
12/31/2026	$100,145
Total	$100,145

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year/period ended December 31, 2023, are reported on the Statements of Operations.

Natixis Distribution, LLC, an affiliate of the Advisor, serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year/period ended December 31, 2023, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts are adjusted for market value changes in the invested Fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and are disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees' fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year/period ended December 31, 2023, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At December 31, 2023, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund
Cost of investments	$13,111,780,761	$1,233,643,563	$363,812,129

Gross unrealized appreciation	$4,846,575,724	$157,668,417	$75,597,530
Gross unrealized depreciation	(495,252,593)	(199,650,365)	(12,172,843)
Net unrealized appreciation (depreciation) on investments	$4,351,323,131	$(41,981,948)	$63,424,687

	International Small Cap Growth Fund	Small Cap Growth Fund	SMID Quality Value Fund
Cost of investments	$297,749,465	$35,865,726	$110,149,906

Gross unrealized appreciation	$48,868,929	$7,385,029	$36,403,341
Gross unrealized depreciation	(35,217,251)	(2,640,571)	(3,321,960)
Net unrealized appreciation (depreciation) on investments	$13,651,678	$4,744,458	$33,081,381

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

	China Quality Growth Fund	Developing World Equity Fund	International Equity Fund
Cost of investments	$5,541,444	$2,082,237	$79,231,686
Gross unrealized appreciation	$174,547	$249,646	$10,019,861
Gross unrealized depreciation	(1,202,786)	(197,738)	(1,819,079)
Net unrealized appreciation (depreciation) on investments	$(1,028,239)	$51,908	$8,200,782

	International Value Fund	International Opportunities Fund	Mid Cap Quality Value Fund
Cost of investments	$10,229,996	$32,890,872	$760,248

Gross unrealized appreciation	$1,690,041	$5,859,571	$169,504
Gross unrealized depreciation	(975,565)	(1,792,093)	(12,629)
Net unrealized appreciation (depreciation) on investments	$714,476	$4,067,478	$156,875

	Emerging Markets ex China Fund	Quality Dividend Growth Fund
Cost of investments	$5,839,089	$6,315,760

Gross unrealized appreciation	$807,808	$139,097
Gross unrealized depreciation	(76,452)	(26,649)
Net unrealized appreciation (depreciation) on investments	$731,356	$112,448

The differences between cost amounts for financial statement and federal income tax purposes are due primarily to wash sales and PFIC’s.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on the net assets or net asset value per share. For the periods ended December 31, 2023, permanent differences in book and tax accounting have been reclassified to paid-in-capital and distributable earnings/(accumulated deficit) as follows:

	Paid in Capital	Total Distributable Earnings/(Accumulated Deficit)
International Growth Fund	$1,821	$1,821
Emerging Markets Fund	(127,270)	127,270
Global Growth Fund	-	-
International Small Cap Growth Fund	17,964	(17,964)
Small Cap Growth Fund	(137,001)	137,001
SMID Quality Value Fund	(162,056)	162,056
China Quality Growth Fund	(122)	122
Developing World Equity Fund	(35)	35
International Equity Fund	-	-
International Value Fund	(613)	613
International Opportunities Fund	-	-
Mid Cap Quality Value Fund	(15)	15
Emerging Markets ex China Fund	-	-
Quality Dividend Growth Fund	(222)	222

As of December 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund
Undistributed ordinary income	$2,858,684	$-	$36,823
Undistributed long-term capital gains	423,117,291	-	-
Tax accumulated earnings	425,975,975	-	36,823
Accumulated capital and other losses	-	(537,398,157)	(15,480,232)
Unrealized appreciation (depreciation) on foreign currency	1,664,489	(1,094,824)	2,465
Unrealized appreciation (depreciation) on investments	4,351,323,131	(41,981,948)	63,424,687
Deferred compensation	(234,141)	(28,408)	(15,136)
Total accumulated earnings	$4,778,729,454	$(580,503,337)	$47,968,607

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

	International Small Cap Growth Fund	Small Cap Growth Fund	SMID Quality Value Fund
Undistributed ordinary income	$2,443,725	$-	$-
Undistributed long-term capital gains	-	-	-
Tax accumulated earnings	2,443,725	-	-
Accumulated capital and other losses	(140,986,597)	(4,729,310)	(2,071,200)
Unrealized appreciation (depreciation) on foreign currency	11,893	-	-
Unrealized appreciation (depreciation) on investments	13,651,678	4,744,458	33,081,381
Deferred compensation	(15,565)	(7,652)	(8,542)
Unrealized Non-U.S. Taxes	-	-	-
Total accumulated earnings	$(124,894,866)	$7,496	$31,001,639

	China Quality Growth Fund	Developing World Equity Fund	International Equity Fund
Undistributed ordinary income	$6,699	$1,485	$876,521
Undistributed long-term capital gains	-	-	403,939
Tax accumulated earnings	6,699	1,485	1,280,460
Accumulated capital and other losses	(4,506,466)	(215,846)	-
Unrealized appreciation (depreciation) on foreign currency	5,379	(1,698)	135
Unrealized appreciation (depreciation) on investments	(1,028,239)	51,908	8,200,782
Deferred compensation	(6,467)	(6,405)	(6,854)
Total accumulated earnings	$(5,529,094)	$(170,556)	$9,474,523

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

	International Value Fund	International Opportunities Fund	Mid Cap Quality Value Fund
Undistributed ordinary income	$42,505	$192,275	$2,064
Undistributed long-term capital gains	-	-	4,698
Tax accumulated earnings	42,505	192,275	6,762
Accumulated capital and other losses	(3,084,032)	(6,583,140)	-
Unrealized appreciation (depreciation) on foreign currency	573	1,070	-
Unrealized appreciation (depreciation) on investments	714,476	4,067,478	156,875
Deferred compensation	(6,262)	(5,973)	(4,132)
Total accumulated earnings	$(2,332,740)	$(2,328,290)	$159,505

	Emerging Markets ex China Fund	Quality Dividend Growth Fund
Undistributed ordinary income	$16,279	$4,696
Undistributed long-term capital gains	-	-
Tax accumulated earnings	16,279	4,696
Accumulated capital and other losses	-	(1,823)
Unrealized appreciation (depreciation) on foreign currency	68	-
Unrealized appreciation (depreciation) on investments	731,356	112,448
Deferred compensation	(3,479)	(1,010)
Unrealized Non-U.S. Taxes	(8,205)	-
Total accumulated earnings	$736,019	$114,311

The tax character of the distributions paid during the periods ended December 31, 2023, December 31, 2022, and April 30, 2022, for the Funds were as follows:

	International Growth Fund
Distributions paid from:	2023	2022	2022
Ordinary Income	$-	$-	$-
Net long-term capital gains	114,405,769	17,200,917	1,280,983,868
Total distributions paid	$114,405,769	$17,200,917	$1,280,983,868

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

	Emerging Markets Fund
Distributions paid from:	2023	2022	2022
Ordinary Income	$5,346,125	$6,540,239	$67,237,247
Net long-term capital gains	-	-	35,625,081
Total distributions paid	$5,346,125	$6,540,239	$102,862,328

	Global Growth Fund
Distributions paid from:	2023	2022	2022
Ordinary Income	$-	$-	$6,694,647
Net long-term capital gains	-	10,654,629	48,945,689
Total distributions paid	$-	$10,654,629	$55,640,336

	International Small Cap Growth Fund
Distributions paid from:	2023	2022	2022
Ordinary Income	$-	$-	$24,827,933
Net long-term capital gains	-	-	61,120,694
Total distributions paid	$-	$-	$85,948,627

	Small Cap Growth Fund
Distributions paid from:	2023	2022	2022
Ordinary Income	$-	$-	$1,546,154
Net long-term capital gains	-	59,794	3,105,784
Total distributions paid	$-	$59,794	$4,651,938

	SMID Quality Value Fund
Distributions paid from:	2023	2022	2022
Ordinary Income	$-	$202,517	$3,645,341
Net long-term capital gains	1,133,783	1,779,776	3,099,062
Total distributions paid	$1,133,783	$1,982,293	$6,744,403

	China Quality Growth Fund
Distributions paid from:	2023	2022	2022
Ordinary Income	$48,990	$21,212	$906,564
Net long-term capital gains	-	-	341,817
Total distributions paid	$48,990	$21,212	$1,248,381

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

	Developing World Equity Fund
Distributions paid from:	2023	2022	2022
Ordinary Income	$28,943	$24,934	$50,590
Net long-term capital gains	-	-	46,248
Total distributions paid	$28,943	$24,934	$96,838

	International Equity Fund
Distributions paid from:	2023	2022	2022
Ordinary Income	$2,504,825	$12,735	$29,788
Net long-term capital gains	251,598	4,666	88,481
Total distributions paid	$2,756,423	$17,401	$118,269

	International Value Fund
Distributions paid from:	2023	2022	2022
Ordinary Income	$104,566	$105,728	$3,064
Net long-term capital gains	-	-	-
Total distributions paid	$104,566	$105,728	$3,604

	International Opportunities Fund
Distributions paid from:	2023	2022	2022
Ordinary Income	$164,959	$-	$19,036
Net long-term capital gains	-	-	-
Total distributions paid	$164,959	$-	$19,036

	Mid Cap Quality Value Fund
Distributions paid from:	2023	2022
Ordinary Income	$14,977	$470
Net long-term capital gains	1,289	-
Total distributions paid	$16,266	$470

	Emerging Markets Ex China
Distributions paid from:	2023	2022
Ordinary Income	$15,870	$-
Net long-term capital gains	-	-
Total distributions paid	$15,870	$-

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

Quality Dividend Growth Fund
Distributions paid from:	2023
Ordinary Income	$4,032
Net long-term capital gains	-
Total distributions paid	$4,032

At December 31, 2023, the below Funds had an accumulated capital loss carry forward as follows:

	Short-term Capital Loss Carryforward	Long-term Capital Loss Carryforward
Emerging Markets Fund	$98,596,371	$438,801,786
Global Growth Fund	15,480,232	-
International Small Cap Growth Fund	72,184,213	68,802,384
Small Cap Growth Fund	656,593	4,072,717
SMID Quality Value Fund	304,493	1,766,707
China Quality Growth Fund	1,531,285	2,975,181
Developing World Equity Fund	60,932	154,914
International Value Fund	1,081,697	2,002,335
International Opportunities Fund	5,118,768	1,464,372
Quality Dividend Growth Fund	1,823	-

The International Growth Fund, International Equity Fund, Mid Cap Quality Value Fund, and Emerging Markets ex China Fund did not have accumulated capital loss carryforwards. To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The International Growth Fund utilized $268,462,293 of capital loss carryforward for the tax year ended December 31, 2023.

The Global Growth Fund utilized $2,538,688 of capital loss carryforward for the tax year ended December 31, 2023.

The International Opportunities Fund utilized $332,739 of capital loss carryforward for the tax year ended December 31, 2023.

The Mid Cap Quality Value Fund utilized $1,293 of capital loss carryforward for the tax year ended December 31, 2023.

The International Equity Fund utilized $61,517 of capital loss carryforward for the tax year ended December 31, 2023.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

As of December 31, 2023, the Funds did not have qualified Late-Year Losses, or Post October losses.

Note 5 – Redemption Fee

Effective May 1, 2019, the International Growth, Emerging Markets, Global Growth, and International Small Cap Growth Funds no longer charge a redemption fee.

Note 6 – Investment Transactions

For the year/period ended December 31, 2023, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts and securities sold short, were as follows:

	Purchases	Sales
International Growth Fund	$5,437,218,288	$6,366,630,661
Emerging Markets Fund	829,532,215	1,050,346,022
Global Growth Fund	163,727,446	101,440,101
International Small Cap Growth Fund	241,974,969	281,230,548
Small Cap Growth Fund	17,442,200	16,395,451
SMID Quality Value Fund	27,864,562	34,193,414
China Quality Growth Fund	3,470,152	4,780,975
Developing World Equity Fund	1,012,933	1,118,304
International Equity Fund	44,112,209	26,199,285
International Value Fund	4,299,561	11,490,553
International Opportunities Fund	32,604,031	26,851,207
Mid Cap Quality Value Fund	240,097	117,811
Emerging Markets ex China Fund	5,983,933	771,413
Quality Dividend Growth Fund	5,811,718	10,885

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year/period ended December 31, 2023, the Funds’ shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Investor Class shares, payable to the Distributor. The Institutional Class shares do not pay any distribution fees.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

For the year/period ended December 31, 2023, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2023, in valuing the Funds’ assets carried at fair value:

International Growth	Level 1	Level 2*	Level 3**	Total
Investments
Common Stock	$17,414,995,926	$-	$-	$17,414,995,926
Bank Deposit
Investments	48,107,966	-	-	48,107,966
Total Investments	$17,463,103,892	$-	$-	$17,463,103,892

Emerging Markets Fund	Level 1	Level 2	Level 3^	Total
Investments
Common Stock
Argentina	$32,243,910	$-	$-	$32,243,910
Brazil	119,750,822	-	-	119,750,822
Canada	26,539,099	-	-	26,539,099
China	214,050,433	-	-	214,050,433
Hong Kong	66,071,678	-	-	66,071,678
India	138,497,621	-	-	138,497,621
Indonesia	48,147,746	-	-	48,147,746
Mexico	108,833,501	-	-	108,833,501
Netherlands	15,007,692	-	-	15,007,692
Peru	26,250,494	-	-	26,250,494
Poland	16,733,919	-	-	16,733,919
Russia	-	-	0	0
South Africa	66,275,551	-	-	66,275,551
South Korea	17,436,678	70,992,179	-	88,428,857
Taiwan	131,814,838	-	-	131,814,838
Thailand	32,751,035	-	-	32,751,035
United Kingdom	10,215,158	-	-	10,215,158
United States	37,595,670	-	-	37,595,670
Rights
Brazil	31,805	-	-	31,805
Bank Deposit
Investments	12,421,786	-	-	12,421,786
Total Investments	$1,120,669,436	$70,992,179	$0	$1,191,661,615

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

Global Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$424,166,601	$-	$-	$424,166,601
Short-Term Investments	3,070,215	-	-	3,070,215
Total Investments	$427,236,816	$-	$-	$427,236,816

International Small Cap Growth Fund	Level 1	Level 2	Level 3^	Total
Investments
Common Stocks
Argentina	$6,670,579	$-	$-	$6,670,579
Australia	8,631,770	-	-	8,631,770
Belgium	6,777,977	-	-	6,777,977
Brazil	11,220,038	-	-	11,220,038
Canada	24,051,754	-	-	24,051,754
China	9,690,751	-	-	9,690,751
Denmark	3,644,276	-	-	3,644,276
Faroe Islands	4,593,624	-	-	4,593,624
France	13,180,004	-	-	13,180,004
Germany	21,376,719	-	-	21,376,719
India	5,375,057	-	-	5,375,057
Italy	4,792,296	-	-	4,792,296
Japan	54,302,319	-	-	54,302,319
Mexico	20,000,647	-	-	20,000,647
Netherlands	5,323,046	-	-	5,323,046
Norway	9,693,042	-	-	9,693,042
Russia^	-	-	0	0
Saudi Arabia	7,866,835	-	-	7,866,835
South Korea	-	5,948,217	-	5,948,217
Sweden	33,209,645	-	-	33,209,645
Switzerland	11,422,291	-	-	11,422,291
United Kingdom	34,666,825	-	-	34,666,825
Vietnam	4,955,297	-	-	4,955,297
Short-Term Investments	4,008,134	-	-	4,008,134
Total Investments	$305,452,926	$5,948,217	$0	$311,401,143

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

Small Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$39,733,586	$-	$-	$39,733,586
Short-Term Investments	876,598	-	-	876,598
Total Investments	$40,610,184	$-	$-	$40,610,184

SMID Quality Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$138,221,205	$-	$-	$138,221,205
Short-Term Investments	5,010,082	-	-	5,010,082
Total Investments	$143,231,287	$-	$-	$143,231,287

China Quality Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$4,320,775	$-	$-	$4,320,775
Bank Deposit
Investments	192,430	-	-	192,430
Total Investments	$4,513,205	$-	$-	$4,513,205

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

Developing World Equity Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
Argentina	$56,575	$-	$-	$56,575
Brazil	108,656	-	-	108,656
Canada	87,753	-	-	87,753
China	233,214	-	-	233,214
Hong Kong	171,654	-	-	171,654
Hungary	58,163	-	-	58,163
India	229,462	-	-	229,462
Indonesia	101,762	-	-	101,762
Malaysia	41,469	-	-	41,469
Mexico	112,095	-	-	112,095
Netherlands	61,820	-	-	61,820
Peru	75,415	-	-	75,415
Singapore	96,508	-	-	96,508
South Africa	70,741	-	-	70,741
South Korea	57,847	82,305	-	140,152
Sweden	69,131	-	-	69,131
Switzerland	49,245	-	-	49,245
Taiwan	122,750	-	-	122,750
United Kingdom	97,043	-	-	97,043
United States	109,191	-	-	109,191
Bank Deposit
Investments	41,346	-	-	41,346
Total Investments	$2,051,840	$82,305	$-	$2,134,145

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

International Equity Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
Argentina	$1,131,509	$-	$-	$1,131,509
Canada	7,027,531	-	-	7,027,531
Denmark	1,806,064	-	-	1,806,064
France	3,114,009	-	-	3,114,009
Germany	2,612,324	-	-	2,612,324
Hong Kong	2,894,031	-	-	2,894,031
Hungary	1,582,960	-	-	1,582,960
India	3,153,499	-	-	3,153,499
Indonesia	2,364,330	-	-	2,364,330
Ireland	4,322,948	-	-	4,322,948
Japan	3,565,773	-	-	3,565,773
Mexico	2,513,013	-	-	2,513,013
Netherlands	2,730,395	-	-	2,730,395
Peru	2,401,879	-	-	2,401,879
Singapore	3,858,857	-	-	3,858,857
South Korea	-	2,381,744	-	2,381,744
Spain	3,059,493	-	-	3,059,493
Sweden	2,758,334	-	-	2,758,334
Switzerland	3,971,126	-	-	3,971,126
Taiwan	1,385,380	-	-	1,385,380
United Kingdom	14,272,605	-	-	14,272,605
United States	10,072,428	-	-	10,072,428
Short-Term
Investments	4,452,236	-	-	4,452,236
Total Investments	$85,050,724	$2,381,744	$-	$87,432,468

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

International Value Fund	Level 1	Level 2*	Level 3^	Total
Investments
Common Stock
Belgium	$428,384	$-	$-	$428,384
Brazil	216,580	-	-	216,580
Canada	1,171,524	-	-	1,171,524
China	430,741	-	-	430,741
France	394,093	-	-	394,093
Germany	1,367,904	-	-	1,367,904
Hong Kong	83,892	-	-	83,892
India	429,753	-	-	429,753
Ireland	525,163	-	-	525,163
Israel	135,667	-	-	135,667
Italy	175,202	-	-	175,202
Japan	1,568,119	-	-	1,568,119
Mexico	440,293	-	-	440,293
Russia	-	-	0	0
Sweden	418,664	-	-	418,664
Switzerland	860,832	-	-	860,832
Taiwan	212,160	-	-	212,160
Thailand	216,976	-	-	216,976
United Kingdom	1,441,451	-	-	1,441,451
United States	221,170	-	-	221,170
Short-Term
Investments	205,904	-	-	205,904
Total Investments	$10,944,472	$-	$0	$10,944,472

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

International Opportunities Fund	Level 1	Level 2	Level 3^	Total
Investments
Common Stock
Argentina	$1,223,217	$-	$-	$1,223,217
Australia	1,711,609	-	-	1,711,609
Belgium	945,237	-	-	945,237
Brazil	714,477	-	-	714,477
Bermuda	734,623	-		734,623
Canada	3,106,540	-	-	3,106,540
China	921,534	-	-	921,534
Denmark	844,622	-	-	844,622
Faroe Islands	590,128	-	-	590,128
France	1,753,596	-	-	1,753,596
Germany	1,148,193	-	-	1,148,193
India	539,043	-	-	539,043
Ireland	2,676,946	-	-	2,676,946
Italy	1,488,051	-	-	1,488,051
Japan	4,622,488	-	-	4,622,488
Mexico	1,576,012	-	-	1,576,012
Netherlands	3,573,794	-	-	3,573,794
Norway	564,559	-	-	564,559
Russia^	-	-	0	0
South Korea	481,653	-	-	481,653
Spain	598,088	-	-	598,088
Sweden	1,544,295	-	-	1,544,295
Switzerland	1,778,920	-	-	1,778,920
United Kingdom	2,434,003	-	-	2,434,003
Warrants
Canada	-	-	0	0
Short-Term Investments	1,386,722	-	-	1,386,722
Total Investments	$36,958,350	$-	$0	$36,958,350

Mid Cap Quality Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$900,439	$-	$-	$900,439
Bank Deposit Investments	16,684	-	-	16,684
Total Investments	$917,123	$-	$-	$917,123

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

Emerging Markets ex China Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
Argentina	$168,966	$-	$-	$168,966
Brazil	703,082	-	-	703,082
Canada	167,364	-	-	167,364
India	959,804	-	-	959,804
Indonesia	327,871	-	-	327,871
Mexico	878,936	-	-	878,936
Netherlands	114,637	-	-	114,637
Peru	156,677	-	-	156,677
Poland	262,851	-	-	262,851
Saudi Arabia	492,860	-	-	492,860
South Africa	252,568	-	-	252,568
South Korea	151,878	521,116	-	672,994
Taiwan	701,101	-	-	701,101
Thailand	198,324	-	-	198,324
United Kingdom	187,765	-	-	187,765
United States	172,160	-	-	172,160
Rights Brazil	165	-	-	165
Bank Deposit Investments	152,320	-	-	152,320
Total Investments	$6,049,329	$521,116	$-	$6,570,445

Quality Dividend Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$5,911,458	$-	$-	$5,911,458
Bank Deposit Investments	516,750	-	-	516,750
Total Investments	$6,428,208	$-	$-	$6,428,208

^	The Funds held a security valued at zero at period end.
*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.
[1]	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by country or sector, please refer to the Schedule of Investments.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Emerging Markets Fund	International Small Cap Growth Fund
	Common Stocks	Common Stocks
Balance as of December 31, 2022	$-	$-
Transfers into Level 3(1)	-	-
Transfers out of Level 3	-	-
Total gains or losses for the period
Realized loss included in earnings (or changes in net assets)	(27,708,448)	(2,474,183)
Unrealized appreciation (depreciation) included in earnings (or changes in net assets)	32,729,058	4,415,496
Included in other comprehensive income	-	-
Net purchases	-	-
Net sales	(5,020,610)	(1,941,313)
Balance as of December 31, 2023	$-	$-

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$-	$-

	International Value Fund	International Opportunities Fund
	Common Stocks	Common Stocks
Balance as of December 31, 2022	$-	$-
Transfers into Level 3(1)	-	-
Transfers out of Level 3	-	-
Total gains or losses for the period		-
Realized loss included in earnings (or changes in net assets)	(258,786)	(288,071)
Unrealized appreciation (depreciation) included in earnings (or changes in net assets)	384,645	339,871
Included in other comprehensive income	-	-
Net purchases	-	-
Net sales	(125,859)	(51,800)
Balance as of December 31, 2023	$-	$0

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$-	$-

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2023:

Fund	Asset Class	Fair Value at December 31, 2023	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average	Impact to Valuation from an Increase in Input(1)
Emerging Markets Fund	Common Stocks	$-	Market Approach	Liquidity Discount	100%	N/A	Decrease
International Small Cap Growth Fund	Common Stocks	$-	Market Approach	Liquidity Discount	100%	N/A	Decrease
International Value Fund	Common Stocks	$-	Market Approach	Liquidity Discount	100%	N/A	Decrease
International Opportunities Fund	Common Stocks	$-	Market Approach	Liquidity Discount	100%	N/A	Decrease
International Opportunities Fund	Warrants	$-	Market Approach	Liquidity Discount	100%	N/A	Decrease

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 - Investments by Other Registered Investment Companies

For purposes of the 1940 Act, the Focused International Growth Fund and Focused Emerging Markets Fund are treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund. Rule 12d1-4 of the 1940 Act permits other investment companies to invest in the Fund beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with the Fund.

Note 12 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023

Note 13 – New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.

Note 14 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ Financial Statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust and

Shareholders of WCM Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the WCM Focused International Growth Fund, WCM Focused Emerging Markets Fund, WCM Focused Global Growth Fund, WCM International Small Cap Growth Fund, WCM Small Cap Growth Fund, WCM SMID Quality Value Fund, WCM China Quality Growth Fund, WCM Developing World Equity Fund, WCM International Equity Fund, WCM Focused International Value Fund, WCM Focused International Opportunities Fund, WCM Mid Cap Quality Value Fund, WCM Focused Emerging Markets ex China Fund, and WCM Quality Dividend Growth Fund (the “Funds”), each a series of Investment Managers Series Trust (the “Trust”), including the schedules of investments, as of December 31, 2023, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2023, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting WCM Funds	Statement Of Operations	Statements Of Changes In Net Assets	Financial Highlights
WCM Focused International Growth Fund, WCM Focused Emerging Markets Fund, WCM Focused Global Growth Fund, and WCM International Small Cap Growth Fund	For the year ended December 31, 2023	For the year ended December 31, 2023, for the eight months period ended December 31, 2022 and for the year ended April 30, 2022	For the year ended December 31, 2023, for the eight months period ended December 31, 2022 and for each of the four years in the period ended April 30, 2022
WCM Small Cap Growth Fund and WCM SMID Quality Value Fund	For the year ended December 31, 2023	For the year ended December 31, 2023, for the eight months period ended December 31, 2022 and for the year ended April 30, 2022	For the year ended December 31, 2023, for the eight months period ended December 31, 2022 and for each of the two years in the period ended April 30, 2022 and the period October 30, 2019 (commencement of operations) through April 30, 2020
WCM China Quality Growth Fund, WCM Developing World Equity Fund, and WCM International Equity Fund	For the year ended December 31, 2023	For the year ended December 31, 2023, for the eight months period ended December 31, 2022 and for the year ended April 30, 2022	For the year ended December 31, 2023, for the eight months period ended December 31, 2022 and for each of the two years in the period ended April 30, 2022 and the period March 31, 2020 (commencement of operations) through April 30, 2020
WCM Focused International Value Fund	For the year ended December 31, 2023	For the year ended December 31, 2023, for the eight months period ended December 31, 2022 and for the year ended April 30, 2022	For the year ended December 31, 2023, for the eight months period ended December 31, 2022, for the year ended April 30, 2022 and for the period June 29, 2020 (commencement of operations) through April 30, 2021
WCM Focused International Opportunities Fund	For the year ended December 31, 2023	For the year ended December 31, 2023, for the eight months period ended December 31, 2022 and for the year ended April 30, 2022	For the year ended December 31, 2023, for the eight months period ended December 31, 2022, for the year ended April 30, 2022 and for the period March 30, 2021 (commencement of operations) through April 30, 2021
WCM Mid Cap Quality Value Fund	For the year ended December 31, 2023	For the year ended December 31, 2023 and for the period July 28, 2022 (commencement of operations) through December 31, 2022	For the year ended December 31, 2023 and for the period July 28, 2022 (commencement of operations) through December 31, 2022
WCM Focused Emerging Markets Ex China Fund	For the year ended December 31, 2023	For the year ended December 31, 2023 and for the period December 29, 2022 (commencement of operations) through December 31, 2022	For the year ended December 31, 2023 and for the period December 29, 2022 (commencement of operations) through December 31, 2022
WCM Quality Dividend Growth Fund	For the period July 28, 2023 (commencement of operations) through December 31, 2023	For the period July 28, 2023 (commencement of operations) through December 31, 2023	For the period July 28, 2023 (commencement of operations) through December 31, 2023

To the Board of Trustees of Investment Managers Series Trust and

Shareholders of WCM Funds

Page Two

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania February 29, 2024

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited)

For Federal income tax purposes, the International Growth Fund, SMID Quality Value Fund, International Equity Fund and Mid Cap Quality Value Fund, designates long-term capital gain dividends of $114,405,772, $1,133,783, $251,598, $1,289, respectively, or amounts determined to be necessary, for the year ended December 31, 2023.

For the period ended December 31, 2023, 100%, 87.70%, 100%, 34.39%, 100%, 97.55%, 36.21%, 92.91% and 92.39% of dividends paid from net investment income, including short-term capital gains from the Emerging Markets Fund, China Quality Growth Fund, Developing World Equity Fund, International Equity Fund, International Value Fund, International Opportunities Fund, Mid Cap Quality Value Fund, Emerging Markets ex China Fund and Quality Dividend Growth Fund respectively, are designated as qualified dividend income.

For the period ended December 31, 2023, 7.87%, 4.85%, 36.21%, 0.46% and 63.85% of the dividends paid from net investment income, including short-term capital gains from the Developing World Equity Fund, International Equity Fund, Mid Cap Quality Value Fund, Emerging Markets ex China Fund and Quality Dividend Growth Fund respectively, are designated as dividends received deduction available to corporate shareholders.

Pursuant to Section 853 of the Internal Revenue Code of 1986, the Emerging Markets Fund, Developing World Equity Fund and International Equity Fund designates $6,219,627, $28,847, $1,044,827, respectively, of income derived from foreign sources and $2,393,133, $4,075, $75,940, respectively, of foreign taxes paid for the year ended December 31, 2023.

Of the ordinary income (including short-term capital gain) distributions made during the year ended December 31, 2023 the proportionate share of income derived from foreign sources and foreign taxes paid attributable to one share of stock is:

	Foreign Source Income	Foreign Taxes Paid
Emerging Markets Fund	$0.0679	$0.0261
Developing World Equity Fund	$0.1812	$0.0256
International Equity Fund	$0.1743	$0.0127

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (888) 988-9801. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee[e]
Independent Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 – present). Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997-2012).	14	None.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present). President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	14	Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee[e]
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 - present). Independent financial services consultant (1996 – 2014). Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006). Senior Vice President, Oppenheimer Management Company (1983 – 1996). Chairman, NICSA, an investment management trade association (1993 – 1996).	14	None.
James E. Ross [a] (born 1965) Trustee	Since December 2022	Non-Executive Chairman and Director, Fusion Acquisition Corp. II, a special purpose acquisition company (March 2021 – present); Non-Executive Chairman and Director, Fusion Acquisition Corp., a special purpose acquisition company (June 2020 – September 2021); Executive Vice President, State Street Global Advisors, a global asset management firm (2012 – March 2020); Chairman and Director, SSGA Funds Management, Inc., a registered investment advisor (2005 – March 2020); Chief Executive Officer, Manager and Director, SSGA Funds Distributor, LLC, a broker-dealer (2017 – March 2020).	14

SPDR Index Shares Funds, a registered investment company (includes 26 portfolios); SPDR Series Trust, a registered investment company (includes 125 portfolios); Select Sector SPDR

Trust, a registered investment company (includes 11 portfolios); SSGA Active Trust, a registered investment company (includes 14 portfolios);

Fusion Acquisition Corp II.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Interested Trustee:
Maureen Quill ᵃ* (born 1963) Trustee and President	Since June 2019	President, Investment Managers Series Trust (June 2014 – present); EVP/Executive Director Registered Funds (January 2018 – present), Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc.; President, UMB Distribution Services (March 2013 – December 2020); Vice President, Investment Managers Series Trust (December 2013 – June 2014).	14	Investment Managers Series Trust III, a registered investment company (includes 5 portfolios), Source Capital, Inc., a closed-end investment company.
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2022).	N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2022); Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016).	N/A	N/A
Diane Drake[b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014	Principal, Dziura Compliance Consulting, LLC (October 2014 – present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009 – 2010); Vice President - Compliance, Morgan Stanley Investment Management (2000 - 2009).	N/A	N/A

[a]	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
[b]	Address for Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740. Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.
[c]	Trustees and officers serve until their successors have been duly elected.
[d]	The Trust is comprised of 41 series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Funds managed by the same investment advisor. The Funds do not hold themselves out as related to any other series within the Trust, for purposes of investment and investor services, nor do they share the same investment advisor with any other series.
[e]	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended (that is, “public companies”) or other investment companies registered under the 1940 Act.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

*	Ms. Quill is an “interested person” of the Trust by virtue of her position with UMB Fund Services, Inc.

Effective June 16, 2022, Eric M. Banhazl, who served as a Trustee of the Trust from January 2008 to June 14, 2022, is serving as a Trustee Emeritus of the Trust. As a Trustee Emeritus, Mr. Banhazl may attend the meetings of the Board of Trustees or any of its committees, but has no duties, powers or responsibilities with respect to the Trust.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on June 13-14, 2023, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and WCM Investment Management, LLC (the “Advisor”) for an initial two-year term with respect to the WCM Quality Dividend Growth Fund (the “New Fund”), a new series of the Trust.

At an in-person meeting held on December 4-5, 2023, the Board and the Independent Trustees also reviewed and unanimously approved the renewal of the Advisory Agreement between the Trust and the Advisor for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each, a “Fund” and collectively, the “Funds”):

•	WCM China Quality Growth Fund (the “China Quality Growth Fund”),

•	WCM Developing World Equity Fund (the “Developing World Equity Fund”),

•	WCM Focused Emerging Markets Fund (the “Focused Emerging Markets Fund”),

•	WCM Focused Global Growth Fund (the “Focused Global Growth Fund”),

•	WCM Focused International Growth Fund (the “Focused International Growth Fund”),

•	WCM Focused International Opportunities Fund (the “Focused International Opportunities Fund”),

•	WCM Focused International Value Fund (the “Focused International Value Fund”),

•	WCM International Equity Fund (the “International Equity Fund”),

•	WCM International Small Cap Growth Fund (the “International Small Cap Growth Fund”),

•	WCM Mid Cap Quality Value Fund (the “Mid Cap Quality Value Fund”),

•	WCM Small Cap Growth Fund (the “Small Cap Growth Fund”), and

•	WCM SMID Quality Value Fund (the “SMID Quality Value Fund”).

In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, determined that such approval was in the best interests of the New Fund and its shareholders. In renewing the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

WCM Quality Dividend Growth Fund

Background

In advance of the June meeting, the Board received information about the New Fund and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s coadministrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the New Fund; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Advisor’s overall relationship with the New Fund; information regarding the performance of a composite of accounts managed by the portfolio managers of the New Fund, while employed by Martin Capital Partners LLC, pursuant to a Core Dividend Strategy that has investment objectives, policies, strategies, and risks substantially similar to those of the New Fund for the one-, three-, five-, and ten-year periods ended December 31, 2022; and a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of the New Fund with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s Large Blend category (the “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Advisor during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

With respect to the relevant performance information, the meeting materials indicated that the returns of the Core Dividend Strategy (net of fees) outperformed the MSCI World High Dividend Yield Index for the one-, three-, five-, and ten-year periods. The Board noted its familiarity with the Advisor as the investment advisor for a number of other series of the Trust, and considered the services to be provided by the Advisor to the New Fund. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the New Fund, as well as the qualifications, experience, and responsibilities of the personnel of the Advisor who would be involved in the activities of the New Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Advisor would have the capabilities, resources, and personnel necessary to manage the New Fund, and that the Advisor would provide the New Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board reviewed information regarding the New Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated that the New Fund’s proposed annual investment advisory fee (gross of fee waivers) was lower than the Peer Group median, but higher than the Fund Universe median by 0.05%. The Trustees considered that the Advisor does not manage any other mutual funds, pension funds, or institutional separate accounts using the same objectives and policies as the New Fund, and therefore they did not have a good basis for comparing the New Fund’s proposed advisory fee with those of other similar accounts of the Advisor. The Trustees also noted that the proposed advisory fee was lower than the advisory fees paid by other series of the Trust managed by the Advisor.

The meeting materials indicated that the estimated annual total expenses (net of fee waivers) of the New Fund were higher than the Peer Group and Fund Universe medians by 0.14% and 0.30%, respectively. The Trustees noted, however, that the estimated assets of the New Fund were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that the proposed compensation payable to the Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Advisor to the New Fund.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next reviewed the estimated profitability to the Advisor of its relationship with the New Fund in the New Fund’s first year of operations, taking into account estimated assets of $10 million. The Board observed that the Advisor anticipated waiving its entire advisory fee and subsidizing certain of the operating expenses for the New Fund, and that the Advisor anticipated that it would not realize a profit with respect to the New Fund in the first year of operations.

The Board noted that the potential benefits received by the Advisor as a result of its relationship with the New Fund, other than the receipt of its advisory fee, would include the usual types of “fall out” benefits received by advisors to the Trust, including any research received from broker-dealers providing execution services to the New Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of its association with the New Fund generally, and any favorable publicity arising in connection with the New Fund’s performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the New Fund’s asset level would likely be too low to achieve significant economies of scale during the initial startup period, and that any such economies would be considered in the future as the New Fund’s assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of the New Fund and its shareholders and, accordingly, approved the Advisory Agreement with respect to the New Fund.

WCM China Quality Growth Fund, WCM Developing World Equity Fund, WCM Focused Emerging Markets Fund, WCM Focused Global Growth Fund, WCM Focused International Growth Fund, WCM Focused International Opportunities Fund, WCM Focused International Value Fund, WCM International Equity Fund, WCM International Small Cap Growth Fund, WCM Mid Cap Quality Value Fund, WCM Small Cap Growth Fund, and WCM SMID Quality Value Fund

Background

In advance of the December meeting, the Board received information about the Funds and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s coadministrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and its Peer Group selected by Broadridge from Morningstar, Inc.’s relevant Fund Universe for various periods ended September 30, 2023; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

•	The China Quality Growth Fund’s annualized total return for the three-year period was above the MSCI China Index return, the MSCI China All Shares Index return, and the China Region Fund Universe median return, but below the Peer Group median return by 0.04%. The Fund’s total return for the one-year period was above the Peer Group and Fund Universe median returns, but below the MSCI China All Shares Index return and the MSCI China Index return by 1.81% and 6.69%, respectively. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation; its risk-adjusted returns, as measured by its Sharpe ratio; its downside volatility, as measured by its Morningstar risk score; and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one-year period. The Trustees also considered the Advisor’s belief that the Fund’s underperformance relative to the Peer Group over the three-year period was primarily due to the Fund’s avoidance of the energy sector, which was the best performing sector in the MSCI China All Shares Index during the period.

•	The Developing World Equity Fund’s annualized total return for the three-year period was above the Peer Group and Diversified Emerging Markets Fund Universe median returns and the MSCI Emerging Markets Index return. For the one-year period, the Fund’s total return was above the Peer Group median return and the MSCI Index return, but below the Fund Universe median return by 0.17%. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one- and three-year periods.

•	The Focused Emerging Markets Fund’s annualized total returns for the five- and ten-year periods were above the Peer Group and Diversified Emerging Markets Fund Universe median returns and the MSCI Emerging Markets Index returns. For the three-year period, the Fund’s annualized total return was below the Peer Group and Fund Universe median returns and the MSCI Index return by 1.04%, 5.86%, and 6.37%, respectively. The Fund’s total return for the one-year period was below the Peer Group median return by 3.58%, the MSCI Index return by 6.45%, and the Fund Universe median return by 8.60%. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to the Peer Group and the MSCI Index over the one- and three-year periods was mainly due to stock selection, including in the information technology and consumer discretionary sectors, among others.

•	The Focused Global Growth Fund’s annualized total returns for the five- and ten-year periods were above the Peer Group and Global Large-Stock Growth Fund Universe median returns and the MSCI All Country World Index returns. For the three-year period, the Fund’s annualized total return was the same as the Peer Group median return, but below the Fund Universe median return and the MSCI Index return by 1.26% and 5.67%, respectively. The Fund’s total return for the one-year period was below the Fund Universe and Peer Group median returns and the MSCI Index return by 2.22%, 2.56%, and 3.67%, respectively. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to the Peer Group and the MSCI Index for the one-year period was mainly due to stock selection in the information technology and financial sectors, an overweight allocation to the healthcare sector, and the Fund’s avoidance of the energy sector, which was the best performing sector in the MSCI Index during the period. The Trustees also observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one-, three-, five-, and ten-year periods.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The Focused International Growth Fund’s annualized total returns for the five- and ten-year periods were above the Peer Group and Foreign Large Growth Fund Universe median returns and the MSCI All Country World Ex-USA Index returns. For the three-year period, the Fund’s annualized total return was above the Peer Group and Fund Universe median returns, but below the MSCI Index return by 3.28%. The Fund’s total return for the one-year period was below the Fund Universe median return by 0.01%, the MSCI Index return by 2.18%, and the Peer Group median return by 2.53%. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to the Peer Group and the MSCI Index for the one-year period was mainly due to stock selection in the financial and information technology sectors, an overweight allocation to the healthcare sector, and the Fund’s avoidance of the energy sector, which was the best performing sector in the MSCI Index during the period. The Trustees also observed that the Fund’s risk-adjusted returns, as measured by its Sharpe ratio, and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the three-, five-, and ten-year periods.

•	The Focused International Opportunities Fund’s total return for the one-year period was above the Peer Group and Foreign Small/Mid Blend Fund Universe median returns and the MSCI All Country World Ex-USA Index return.

•	The Focused International Value Fund’s annualized total return for the three-year period was below the MSCI All Country World Ex-USA Index return and the Foreign Large Blend Fund Universe and Peer Group median returns by 0.75%, 1.58%, and 2.66%, respectively. The Fund’s total return for the one-year period was below the MSCI Index return and the Fund Universe and Peer Group median returns by 0.53%, 3.95%, and 5.04%, respectively. The Trustees considered the Advisor’s belief that the Fund’s underperformance relative to the Peer Group and the MSCI Index was due primarily to stock selection in the consumer discretionary sector over the one-year period, and over the three-year period, the Fund’s underweight allocation to the energy sector, which was the best performing sector in the MSCI Index, and stock selection in the industrials and materials sectors. The Trustees also observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one-year period.

•	The International Equity Fund’s annualized total return for the three-year period was above the Peer Group and Foreign Large Growth Fund Universe median returns and the MSCI All Country World Ex-USA Index return. The Fund’s total return for the one-year period was above the Peer Group and Fund Universe median returns, but below the MSCI Index return by 0.81%. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to the MSCI Index over the one-year period, was due primarily to stock selection, particularly in the financial, materials, and communications services sectors.

•	The International Small Cap Growth Fund’s annualized total return for the five-year period was above the Peer Group and Foreign Small/Mid Growth Fund Universe median returns and the MSCI All Country World Ex-USA Small Cap Index return. The Fund’s total return for the one-year period was above the Peer Group and Fund Universe median returns, but below the MSCI Index return by 3.80%. The Fund’s annualized total return for the three-year period was below the Peer Group and Fund Universe median returns and the MSCI Index return by 1.00%, 2.31%, and 9.22%, respectively. The Trustees considered the Advisor’s belief that the Fund’s underperformance relative to the Peer Group and the MSCI Index over the three-year period was due to stock selection in the information technology, industrials, consumer discretionary, and financial sectors, and the Fund’s overweight allocation to the health care sector. The Trustees observed that the Fund’s risk-adjusted returns, as measured by its Sharpe ratio, and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one- and five-year periods.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

•	The Mid Cap Quality Value Fund’s total return for the one-year period was above the Peer Group and MidCap Blend Fund Universe median returns and the Russell Mid Cap Value Index return.

•	The Small Cap Growth Fund’s total return for the one-year period was above the Peer Group and Small Growth Fund Universe median returns and the Russell 2000 Growth Index return. The Fund’s annualized total return for the three-year period was above the Fund Universe median return and the Russell Index return, but below the Peer Group median return by 0.27%. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to the Peer Group over the three-year period was largely due to stock selection in health care sector and the Fund’s underweight allocation to the energy sector, which was the best performing sector in the Russell Index during the period.

•	The SMID Quality Value Fund’s total return for the one-year period was above the Peer Group and Small Value Fund Universe median returns and the Russell 2500 Value Index return. The Fund’s annualized total return for the three-year period was below the Russell Index return and the Peer Group and Fund Universe median returns by 0.89%, 2.63%, and 3.49%, respectively. The Trustees considered the Advisor’s explanation that the Fund’s underperformance relative to the Peer Group and the Russell Index for the three-year period was mainly due to the Fund’s avoidance of the energy sector, which was the best performing sector in the Russell Index during the period. The Trustees also observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the three-year period.

The Board considered the overall quality of services provided by the Advisor to the Funds. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to each Fund were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•	The China Quality Growth Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and China Region Fund Universe medians by 0.10% and 0.115%, respectively. The Trustees noted that the Fund’s advisory fee was higher than the sub-advisory fees that the Advisor charges to subadvise mutual funds using the same strategy as the Fund. The Trustees observed, however, that the Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.10% and 0.12%, respectively. The Trustees considered that the Fund’s total net expenses were not in the highest quartile of those funds in the Peer Group or the Fund Universe. The Trustees also noted that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The Developing World Equity Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Diversified Emerging Markets Fund Universe and Peer Group medians by 0.05% and 0.15%, respectively. The Trustees considered that the Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

•	The Focused Emerging Markets Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Diversified Emerging Markets Fund Universe medians by 0.0375% and 0.13%, respectively. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Advisor charges to manage private funds using the same strategy as the Fund, but higher than the fees that the Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private funds that the Advisor manages, that the demands on the Advisor’s personnel and trading infrastructure are greater for the Fund as a result of the daily cash inflows and outflows, that the Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor, and that the Advisor has contractually agreed to limit the Fund’s total operating expenses. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.20% and 0.24%, respectively. The Trustees noted the Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps.

•	The Focused Global Growth Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Global Large-Stock Growth Fund Universe medians by 0.05% and 0.10%, respectively. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Advisor charges to manage private funds using the same strategy as the Fund, but higher than the sub-advisory fees that the Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private funds that the Advisor manages, that the demands on the Advisor’s personnel and trading infrastructure are greater for the Fund as a result of the daily cash inflows and outflows, that the Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor, and that the Advisor has contractually agreed to limit the Fund’s total expenses. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.07% and 0.15%, respectively. The Trustees noted the Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps.

•	The Focused International Growth Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Foreign Large Growth Fund Universe medians by 0.116% and 0.1527%, respectively. The Trustees considered the Advisor’s belief that the Fund’s advisory fee is reasonable given the active style of management and the limited capacity of the strategy. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Advisor charges to manage private funds using the same strategy as the Fund, but higher than the sub-advisory fees that the Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private funds that the Advisor manages, that the demands on the Advisor’s personnel and trading infrastructure are greater for the Fund as a result of the daily cash inflows and outflows, and that the Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.21% and 0.22%, respectively. The Trustees noted the Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps.

•	The Focused International Opportunities Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Foreign Small/Mid Blend Fund Universe and Peer Group medians by 0.05% and 0.075%, respectively. The Trustees considered that the Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Fund Universe and Peer Group medians by 0.22% and 0.23%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The Focused International Value Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Foreign Large Blend Fund Universe medians by 0.10% and 0.11%, respectively. The Trustees noted that the Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.35% and 0.43%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The International Equity Fund’s annual investment advisory fee (gross of fee waivers) was slightly higher than the Peer Group median by 0.025%, and higher than the Foreign Large Growth Fund Universe median by 0.10%. The Trustees noted that the Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group median and the same as the Fund Universe median. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The International Small Cap Growth Fund’s annual investment advisory fee (gross of fee waivers) was slightly higher than the Peer Group median by 0.005%, and higher than the Foreign Small/Mid Growth Fund Universe median by 0.05%. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Advisor charges to manage private funds using the same strategy as the Fund, but higher than the sub-advisory fees that the Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private funds that the Advisor manages, that the demands on the Advisor’s personnel and trading infrastructure are greater for the Fund as a result of the daily cash inflows and outflows, and that the Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.09% and 0.19%, respectively. The Trustees considered that the Fund’s total expenses were not in the highest quartile of those funds in the Peer Group.

•	The Mid Cap Quality Value Fund’s annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Mid-Cap Blend Fund Universe medians by 0.10%. The Trustees noted that the Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.07% and 0.12%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were quite low and were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The Small Cap Growth Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Small Growth Fund Universe and Peer Group medians by 0.18% and 0.19%, respectively. The Trustees considered the Advisor’s belief that the Fund’s advisory fee is reasonable given the active, concentrated style of management and the limited capacity of the strategy. The Trustees noted that the Fund’s advisory fee was higher than the sub-advisory fees that the Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that the Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were the same as the Peer Group median, but slightly higher than the Fund Universe median by 0.02%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The SMID Quality Value Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median, but higher than the Small Value Fund Universe median by 0.05%. The Trustees noted that the Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Funds.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to each Fund for the year ended September 30, 2023, noting that the Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the China Quality Growth Fund, Developing World Equity Fund, Focused International Value Fund, and Mid Cap Quality Value Fund; had waived almost its entire advisory fee for the Focused International Opportunities Fund and Small Cap Growth Fund; had waived a significant portion of its advisory fee for the SMID Quality Value Fund and International Equity Fund; had waived a portion of its advisory fee for the Focused Emerging Markets Fund, Focused Global Growth Fund, and International Small Cap Growth Fund; and had not realized a profit with respect to the China Quality Growth Fund, Developing World Equity Fund, Focused International Opportunities Fund, Focused International Value Fund, Mid Cap Quality Value Fund, and Small Cap Growth Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Advisor from its relationships with the Focused Emerging Markets Fund, Focused Global Growth Fund, Focused International Growth Fund, SMID Quality Value Fund, International Equity Fund, and International Small Cap Growth Fund were reasonable.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds, other than the Focused International Growth Fund and Focused Emerging Markets Fund, were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow. With respect to the Focused International Growth Fund and Focused Emerging Markets Fund, the Board noted that the Advisor was sharing some benefits of economies of scale with the Funds’ shareholders by making additional investments with respect to personnel, compliance and regulatory monitoring and reporting, network infrastructure and cybersecurity, and updates to the office space to accommodate those investments, in order to ensure the level and quality of service to the Funds.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) met on December 4-5, 2023 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the following series of the Trust (each, a “Fund” and together, the “Funds”) pursuant to the Liquidity Rule:

Reporting Period – October 1, 2022 through September 30, 2023

WCM China Quality Growth Fund

WCM Developing World Equity Fund

WCM Focused Emerging Markets Fund

WCM Focused Global Growth Fund

WCM Focused International Growth Fund

WCM Focused International Opportunities Fund

WCM Focused International Value Fund

WCM International Equity Fund

WCM International Small Cap Growth Fund

WCM Mid Cap Quality Value Fund

WCM Small Cap Growth Fund

WCM SMID Quality Value Fund

Reporting Period – December 29, 2022 through September 30, 2023

WCM Focused Emerging Markets ex China Fund1

Reporting Period – July 28, 2023 through September 30, 2023

WCM Quality Dividend Growth Fund2

The Board has appointed WCM Investment Management, LLC, the investment adviser to the Funds, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Funds, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the periods detailed above (the “Program Reporting Periods”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

•	The Fund Program’s liquidity classification methodology for categorizing each Fund’s investments;
•	An overview of market liquidity for each Fund during the Program Reporting Periods;
•	Each Fund’s ability to meet redemption requests;
•	Each Fund’s cash management;
•	Each Fund’s borrowing activity, if any, in order to meet redemption requests;
•	Each Fund’s compliance with the 15% limit of illiquid investments; and

[1]	Fund inception date – December 29, 2022.
[2]	Fund inception date – July 28, 2023.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

•	Each Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for each Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Funds primarily hold assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore each Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Periods.

In the Report, the Program Administrator concluded that: (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii) each Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Periods, each Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Periods.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

WCM Funds

EXPENSE EXAMPLES

For the Six Months Ended December 31, 2023 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 to December 31, 2023, except for the Quality Dividend Growth Fund, which is based on an investment of $1,000 invested at the beginning of the period and held for the entire since inception period from July 28, 2023 (commencement of operations) to December 31, 2023.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
International Growth Fund		7/1/23	12/31/23	7/1/23 – 12/31/23
Investor Class	Actual Performance	$ 1,000.00	$ 1,016.50	$ 6.48
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.77	6.49
Institutional Class	Actual Performance	1,000.00	1,017.60	5.22
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.03	5.22

*	Expenses are equal to the Fund’s annualized expense ratio of 1.28% and 1.03% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

WCM Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended December 31, 2023 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Emerging Markets Fund		7/1/23	12/31/23	7/1/23 – 12/31/23
Investor Class	Actual Performance	$ 1,000.00	$ 1,023.20	$ 7.65
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.64	7.63
Institutional Class	Actual Performance	1,000.00	1,024.70	6.38
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Global Growth Fund		7/1/23	12/31/23	7/1/23 – 12/31/23
Investor Class	Actual Performance	$ 1,000.00	$ 1,079.60	$ 6.82
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.65	6.62
Institutional Class	Actual Performance	1,000.00	1,081.10	5.51
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.91	5.35

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% and 1.05% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
International Small Cap Growth Fund		7/1/23	12/31/23	7/1/23 – 12/31/23
Institutional Class	Actual Performance	$ 1,000.00	$ 1,086.80	$ 6.59
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.89	6.38

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

WCM Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended December 31, 2023 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Small Cap Growth Fund		7/1/23	12/31/23	7/1/23 – 12/31/23
Investor Class	Actual Performance	$ 1,000.00	$ 1,024.30	$ 6.32
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.96	6.31
Institutional Class	Actual Performance	1,000.00	1,025.80	5.06
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.21	5.04

*	Expenses are equal to the Fund’s annualized expense ratio of 1.24% and 0.99% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the since inception period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
SMID Quality Value Fund		7/1/23	12/31/23	7/1/23 – 12/31/23
Investor Class	Actual Performance	$ 1,000.00	$ 1,045.90	$ 5.67
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.66	5.60
Institutional Class	Actual Performance	1,000.00	1,047.10	4.39
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.92	4.33

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10% and 0.85% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
China Quality Growth Fund		7/1/23	12/31/23	7/1/23 – 12/31/23
Investor Class	Actual Performance	$ 1,000.00	$ 898.30	$ 7.18
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.64	7.64
Institutional Class	Actual Performance	1,000.00	899.50	5.99
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	6.37

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the since inception period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

WCM Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended December 31, 2023 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Developing World Equity Fund		7/1/23	12/31/23	7/1/23 – 12/31/23
Investor Class	Actual Performance	$ 1,000.00	$ 1,016	$ 5.69
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.56	5.70
Institutional Class	Actual Performance	1,000.00	1,014.10	6.57
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.68	6.58

*	Expenses are equal to the Fund’s annualized expense ratio of 1.36% and 1.11% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
International Equity Fund		7/1/23	12/31/23	7/1/23 – 12/31/23
Investor Class	Actual Performance	$ 1,000.00	$ 1,032.60	$ 6.30
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.00	6.26
Institutional Class	Actual Performance	1,000.00	1,033.90	4.99
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.30	4.96

*	Expenses are equal to the Fund’s annualized expense ratio of 1.22% and 0.97% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the since inception period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
International Value Fund		7/1/23	12/31/23	7/1/23 – 12/31/23
Investor Class	Actual Performance	$ 1,000.00	$ 1,111.30	$ 8.04
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.59	7.69
Institutional Class	Actual Performance	1,000.00	1,112.90	6.72
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.85	6.42

*	Expenses are equal to the Fund’s annualized expense ratio of 1.51% and 1.26% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the since inception period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

WCM Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended December 31, 2023 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
International Opportunities Fund		7/1/23	12/31/23	7/1/23 – 12/31/23
Investor Class	Actual Performance	$ 1,000.00	$ 1,095.50	$ 7.92
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.64	7.63
Institutional Class	Actual Performance	1,000.00	1,095.00	6.60
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the since inception period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Mid Cap Quality Value Fund		7/1/23	12/31/23	7/1/23– 12/31/23
Investor Class	Actual Performance	$ 1,000.00	$ 1,082.80	$ 6.61
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.86	6.41
Institutional Class	Actual Performance	1,000.00	1,084.30	5.27
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.14	5.11

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% and 1.00% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period
Emerging Markets ex China Fund		7/1/23	12/31/23	7/1/23 – 12/31/23
Investor Class	Actual Performance*	$ 1,000.00	$ 1,102.40	$ 7.99
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.60	7.67
Institutional Class	Actual Performance*	1,000.00	1,103.90	6.63
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

WCM Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended December 31, 2023 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period
Quality Dividend Growth Fund		7/28/23^	12/31/23	7/28/23^ – 12/31/23
Investor Class	Actual Performance*	$ 1,000.00	$ 1,009.50	$ 5.35
		7/1/23	12/31/23	7/1/23 – 12/31/23
	Hypothetical (5% annual return before expenses)**	1,000.00	1,018.97	6.30
Institutional Class	Actual Performance*	1,000.00	1,010.20	4.28
		7/1/23	12/31/23	7/1/23 – 12/31/23
	Hypothetical (5% annual return before expenses)**	1,000.00	1,020.21	5.04

^	Commencement of operations.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.24% and 0.99% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 157/365 (to reflect the since inception period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.
**	Expenses are equal to the Fund’s annualized expense ratio of 1.24% and 0.99% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

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WCM Funds

Each a series of Investment Managers Series Trust

Investment Advisor

WCM Investment Management, LLC

281 Brooks Street
Laguna Beach, California 92651

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Custodian

UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC
2220 East Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.

235 West Galena Street
Milwaukee, Wisconsin 53212

Distributor

Natixis Distribution, LLC
888 Boylston Street, Suite 800
Boston, Massachusetts 02199-8197

FUND INFORMATION

	TICKER	CUSIP
WCM Focused International Growth Fund - Investor Class	WCMRX	461418 386
WCM Focused International Growth Fund - Institutional Class	WCMIX	461418 444
WCM Focused Emerging Markets Fund - Investor Class	WFEMX	46141P 842
WCM Focused Emerging Markets Fund - Institutional Class	WCMEX	46141P 834
WCM Focused Global Growth Fund - Investor Class	WFGGX	46141P 826
WCM Focused Global Growth Fund - Institutional Class	WCMGX	46141P 818
WCM International Small Cap Growth Fund - Institutional Class	WCMSX	46141Q 683
WCM Small Cap Growth Fund - Investor Class	WCMNX	46143U 104
WCM Small Cap Growth Fund - Institutional Class	WCMLX	46143U 203
WCM SMID Quality Value Fund - Investor Class	WCMJX	46143U 302
WCM SMID Quality Value Fund - Institutional Class	WCMFX	46143U 401
WCM China Quality Growth Fund - Investor Class	WCQGX	46143U 708
WCM China Quality Growth Fund - Institutional Class	WCMCX	46143U 807
WCM Developing World Equity Fund - Investor Class	WCMUX	46143U 864
WCM Developing World Equity Fund - Institutional Class	WCMDX	46143U 856
WCM International Equity Fund - Investor Class	WESGX	46143U 880
WCM International Equity Fund - Institutional Class	WCMMX	46143U 872
WCM Focused International Value Fund - Investor Class	WLIVX	46143U 831
WCM Focused International Value Fund - Institutional Class	WCMVX	46143U 823
WCM Focused International Opportunities Fund - Investor Class	WCFOX	46143U 690
WCM Focused International Opportunities Fund - Institutional Class	WCMOX	46143U 682
WCM Mid Cap Quality Value Fund - Investor Class	WMIDX	46143U 658
WCM Mid Cap Quality Value Fund - Institutional Class	WCMAX	46143U 666
WCM Focused Emerging Markets ex China Fund - Investor Class	WCFEX	46143U 641
WCM Focused Emerging Markets ex China Fund - Institutional Class	WCMWX	46143U 633
WCM Quality Dividend Growth Fund – Investor Class	WQDGX	46143U 625
WCM Quality Dividend Growth Fund – Institutional Class	WCMYX	46143U 617

Privacy Principles of the WCM Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain nonpublic personal information of their shareholders may become available to the Funds. The Funds do not disclose any nonpublic personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the WCM Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (888) 988-9801 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 988-9801.

WCM Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 988-9801

Item 1. Report to Stockholders (Continued).

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-988-9801

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  William H. Young is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2023	FYE 12/31/2022
Audit Fees	$236,300	$208,550
Audit-Related Fees	N/A	N/A
Tax Fees	$39,200	$36,400
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2023	FYE 12/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 12/31/2023	FYE 12/31/2022
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/8/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/8/2024

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	3/8/2024